UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22538

Advisers Investment Trust

(Exact name of registrant as specified in charter)

50 S. LaSalle Street

Chicago, Illinois 60603

(Address of principal executive offices) (Zip code)

The Northern Trust Company

50 S. LaSalle Street

Chicago, Illinois 60603

(Name and address of agent for service)

Registrant's telephone number, including area code: (312) 557-4100

Date of fiscal year end: September 30

Date of reporting period: March 31, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a) The following are copies of reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

INDEPENDENT FRANCHISE PARTNERS
US EQUITY FUND

SEMI-ANNUAL REPORT
March 31, 2019

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for the distribution to prospective investors unless preceded or accompanied by an effective prospectus.

ADVISERS INVESTMENT TRUST
INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND

March 31, 2019 (Unaudited)

ADVISERS INVESTMENT TRUST
INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND

SHAREHOLDER LETTER
March 31, 2019

Dear Shareholder:

We are pleased to present to shareholders the Semi-Annual Report for the Independent Franchise Partners US Equity Fund (the “Fund”), a series of the Advisers Investment Trust. This report contains the results of Fund operations for the six months ended March 31, 2019.

We appreciate the trust and confidence you have placed in us by choosing the Fund and its Investment Adviser, Independent Franchise Partners, LLP, and we look forward to continuing to serve your investing needs.

Sincerely,

Barbara J. Nelligan	Sandeep Ghela
President	Chief Operating Officer
Advisers Investment Trust	Independent Franchise Partners, LLP

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ADVISERS INVESTMENT TRUST
INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND

SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	94.5%
Beverages	4.3%
Molson Coors Brewing Co. - Class B		1,517,682	$90,529,731
Computers & Peripherals	5.7%
Apple Inc.		622,880	118,316,056
Diversified Financials	6.4%
S&P Global Inc.		513,059	108,024,572
Western Union Co.		1,418,853	26,206,215
			134,230,787
Hotels, Restaurants & Leisure	3.4%
Chipotle Mexican Grill Inc.(a)		100,497	71,384,024
Information Services	4.6%
Equifax Inc.		821,648	97,365,288
Internet Software & Services	7.0%
Booking Holdings Inc.(a)		41,454	72,333,499
eBay Inc.		2,001,523	74,336,564
			146,670,063
IT Services	5.0%
Accenture PLC - Class A		592,340	104,263,687
Media	7.5%
Fox Corp. - Class A(a)		1,674,158	61,458,352
News Corp. - Class A		5,847,584	72,743,945
News Corp. - Class B		1,711,135	21,372,076
Walt Disney Co.		21,550	2,392,711
			157,967,084
Pharmaceuticals	13.7%
Johnson & Johnson		1,315,635	183,912,617
Novartis AG - REG		1,017,625	97,884,130
Zoetis Inc.		53,492	5,385,039
			287,181,786
Retail	2.6%
Tiffany & Co.		507,094	53,523,772
Software	13.4%
Electronic Arts Inc.(a)		626,569	63,678,207
Microsoft Corp.		1,253,592	147,848,641
Oracle Corp.		1,265,250	67,956,578
			279,483,426
Tobacco	17.5%
Altria Group Inc.		2,266,526	130,166,588
British American Tobacco PLC		1,560,968	64,936,672
Imperial Brands PLC		2,187,850	74,786,849
Philip Morris International Inc.		1,085,391	95,937,710
			365,827,819

See Notes to Financial Statements.

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ADVISERS INVESTMENT TRUST
INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

	Percentage of Net Assets	Shares	Value
Toys/Games/Hobbies	3.4%
Nintendo Co. Ltd.		249,000	$70,905,351
TOTAL COMMON STOCKS (Cost $1,608,061,917)			1,977,648,874
TOTAL INVESTMENTS
(Cost $1,608,061,917)	94.5%		1,977,648,874
NET OTHER ASSETS (LIABILITIES)	5.5%		115,510,597
NET ASSETS	100.0%		$2,093,159,471

(a)	Non-income producing security.

Abbreviations:

REG – Registered

At March 31, 2019, the Fund’s investments were concentrated in the following countries:

Country Allocation	Percentage of Net Assets
United States	79.7%
United Kingdom	6.7
Switzerland	4.7
Japan	3.4
Total	94.5%

See Notes to Financial Statements.

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ADVISERS INVESTMENT TRUST

STATEMENT OF ASSETS & LIABILITIES
March 31, 2019 (Unaudited)

Independent Franchise Partners US Equity Fund
Assets:
Investments, at value (Cost: $1,608,061,917)	$1,977,648,874
Cash	107,489,017
Foreign currency (Cost: $2,123,324)	2,123,309
Receivable for dividends	6,909,314
Reclaims receivable	2,727,781
Prepaid expenses	21,075
Total Assets	2,096,919,370
Liabilities:
Securities purchased payable	1,891,750
Capital shares redeemed payable	100,000
Investment advisory fees payable	1,183,477
Accounting and Administration fees payable	516,174
Regulatory and Compliance fees payable	21,381
Risk Officer fees payable	6,603
Accrued expenses and other payables	40,514
Total Liabilities	3,759,899
Net Assets	$2,093,159,471
Net assets	$2,093,159,471
Shares of common stock outstanding	116,716,053
Net asset value per share	$17.93
Net Assets:
Paid in capital	$1,615,720,966
Distributable earnings (loss)	477,438,505
Net Assets	$2,093,159,471

See Notes to Financial Statements.

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ADVISERS INVESTMENT TRUST

STATEMENT OF OPERATIONS
For the six months ended March 31, 2019 (Unaudited)

Independent Franchise Partners US Equity Fund
Investment Income:
Dividend income (Net of foreign withholding tax of $552,773)	$28,183,207
Operating expenses:
Investment advisory	6,687,192
Accounting and Administration	545,350
Regulatory and Compliance	123,626
Risk Officer	18,948
Trustees	24,078
Other	76,757
Total expenses before reductions	7,475,951
Expenses reduced by Service Providers	(29,505)
Net expenses	7,446,446
Net investment income	20,736,761
Realized and Unrealized Gains (Losses) from Investment Activities:
Net realized gains from investment transactions	102,143,476
Net realized losses from foreign currency transactions	(66,857)
Change in unrealized depreciation on investments	(39,952,936)
Change in unrealized depreciation on foreign currency	(54,282)
Net realized and unrealized gains from investment activities	62,069,401
Change in Net Assets Resulting from Operations	$82,806,162

See Notes to Financial Statements.

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ADVISERS INVESTMENT TRUST

STATEMENTS OF CHANGES IN NET ASSETS
For the six months ended March 31, 2019 (Unaudited) and the year ended September 30, 2018

	Independent Franchise Partners US Equity Fund
	2019(a)	2018
Increase (decrease) in net assets:
Operations:
Net investment income	$20,736,761	$31,555,793
Net realized gains from investment and foreign currency transactions	102,076,619	104,441,386
Change in unrealized appreciation (depreciation) on investments and foreign currency	(40,007,218)	62,510,052
Change in net assets resulting from operations	82,806,162	198,507,231
Dividends paid to shareholders:
From distributable earnings	(135,851,949)	—
From net investment income	—	(26,164,818)
From net realized gains	—	(72,409,086)
Total dividends paid to shareholders	(135,851,949)	(98,573,904)
Capital Transactions:
Proceeds from sale of shares	6,941,403	175,135,667
Value of shares issued to shareholders in reinvestment of dividends	130,469,928	94,269,405
Value of shares redeemed	(116,250,616)	(173,324,047)
Change in net assets from capital transactions	21,160,715	96,081,025
Change in net assets	(31,885,072)	196,014,352
Net assets:
Beginning of period	2,125,044,543	1,929,030,191
End of period	$2,093,159,471	$2,125,044,543
Share Transactions:
Sold	423,547	9,687,320
Reinvested	8,384,956	5,290,090
Redeemed	(6,633,514)	(9,658,571)
Change	2,174,989	5,318,839

(a)	The Fund adopted the U.S. Securities and Exchange Commission (“SEC”) Disclosure Update and Simplification as stated in the notes to these financial statements.

See Notes to Financial Statements.

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ADVISERS INVESTMENT TRUST

FINANCIAL HIGHLIGHTS
For the periods indicated

	Independent Franchise Partners US Equity Fund
	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018		Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015		Year Ended September 30, 2014
Net asset value, beginning of period	$18.55		$17.66		$16.21	$14.57	$14.65		$13.03
Income (loss) from operations:
Net investment income	0.19		0.28		0.23	0.22	0.23		0.18
Net realized and unrealized gains from investments	0.43		1.51		1.80	2.59	0.16		1.80
Total from investment operations	0.62		1.79		2.03	2.81	0.39		1.98
Less distributions paid:
From net investment income	(0.31)		(0.24)		(0.22)	(0.24)	(0.18)		(0.19)
From net realized gains on investments	(0.93)		(0.66)		(0.36)	(0.93)	(0.29)		(0.17)
Total distributions paid	(1.24)		(0.90)		(0.58)	(1.17)	(0.47)		(0.36)
Increase from redemption fees(a)	—		—		—	—	—		—
Change in net asset value	(0.62)		0.89		1.45	1.64	(0.08)		1.62
Net asset value, end of period	$17.93		$18.55		$17.66	$16.21	$14.57		$14.65
Total return(b)	4.37%		10.34%		12.99%	20.23%	2.56%		15.37%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$2,093,159		$2,125,045		$1,929,030	$1,558,064	$946,110		$871,644
Ratio of net expenses to average net assets	0.76	%(c)	0.76%		0.77%	0.79%	0.80%		0.81%
Ratio of net investment income to average net assets	2.11	%(c)	1.54%		1.42%	1.64%	1.54%		1.59%
Ratio of gross expenses to average net assets	0.76	%(c),(d)	0.76	%(d)	0.77%	0.79%	0.80	%(d)	0.81%
Portfolio turnover rate(b)	25.07%		38.63%		30.72%	19.29%	45.30%		28.64%

(a)	Redemption fees were less than $0.005 per share.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period shown, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

See Notes to Financial Statements.

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ADVISERS INVESTMENT TRUST
INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 2019 (Unaudited)

Advisers Investment Trust (the “Trust”) is a Delaware statutory trust operating under a Second Amended and Restated Agreement and Declaration of Trust (the “Trust Agreement”) dated June 21, 2018. The Trust was formerly an Ohio business trust, which commenced operations on December 20, 2011. On March 31, 2017, the Trust was converted to a Delaware statutory trust. As an open-end registered investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2013-08, the Trust follows accounting and reporting guidance under FASB Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The Trust Agreement permits the Board of Trustees (the “Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest, at no par value, in separate series of the Trust. The Independent Franchise Partners US Equity Fund (the “IFP US Equity Fund” or “Fund”) is a series of the Trust. These financial statements and notes only relate to the IFP US Equity Fund.

The Fund is a non-diversified fund, meaning it may invest in a smaller number of companies than a diversified fund, and seeks to achieve an attractive long-term rate of return.

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust and Fund. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

A. Significant accounting policies are as follows:

INVESTMENT VALUATION

Investments are recorded at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the following three broad levels:

● Level 1 — quoted prices in active markets for identical assets

● Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

● Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain short-term debt securities may be valued using amortized cost. Generally, amortized cost approximates the current value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities would be reflected as Level 2 in the fair value hierarchy.

Security prices are generally provided by an independent third party pricing service approved by the Trustees as of the close of the New York Stock Exchange, normally at 4:00 p.m. Eastern Time, each business day on which the share price of the Fund is calculated. Equity securities listed or traded on a primary exchange are valued at the closing price, if available, or the last sales price on the primary exchange. If no sale occurred on the valuation date, the securities will be valued at the latest quotations as of the close of the primary exchange. Investments in other open-end registered investment companies are valued at their respective net asset value as reported by such companies. In these types of situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities, if any, are generally valued at an evaluated price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques, which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit

8

ADVISERS INVESTMENT TRUST
INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 2019 (Unaudited)

ratings and other data, as well as broker quotes. Short-term debt securities of sufficient credit quality that mature within sixty days may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

When the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), the Fund’s Fair Value Committee may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision of the Trustees. In addition, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. The Fund identifies possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party pricing service to fair value its international equity securities.

In the fair value situations noted above, while the Trust’s valuation policy is intended to result in a calculation of the Fund’s net asset value that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined pursuant to these guidelines would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold, and these differences could be material to the financial statements. Depending on the source and relative significance of the valuation inputs in these instances, the instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of March 31, 2019 in valuing the Fund’s investments based upon the three fair value levels defined above:

Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
IFP US Equity Fund
Common stocks(1)	$1,977,648,874	$—	$—	$1,977,648,874
Total Investments	$1,977,648,874	$—	$—	$1,977,648,874

(1)	See investment industries in the Schedule of Investments.

As of March 31, 2019, there were no Level 2 or Level 3 securities held by the Fund. There were no transfers to or from Level 3 during the six months ended March 31, 2019.

CURRENCY TRANSACTIONS

The Fund may engage in spot currency transactions for the purpose of foreign security settlement and operational processes. Changes in foreign currency exchange rates will affect the value of the Fund’s securities and the price of the Fund’s shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also may have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

INVESTMENT TRANSACTIONS AND INCOME

Investment transactions are accounted for no later than one business day after trade date. At financial reporting period ends, investments are reported as of the trade date. The Fund determines the gain or loss realized from investment transactions by using an identified cost basis method. Dividend income is recognized on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available.

9

ADVISERS INVESTMENT TRUST
INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 2019 (Unaudited)

EXPENSE ALLOCATIONS

Expenses directly attributable to a fund in the Trust are charged to that fund, while expenses that are attributable to more than one fund in the Trust are allocated among the applicable funds on a pro-rata basis to each adviser’s series of funds based on relative net assets or another reasonable basis.

DIVIDENDS AND DISTRIBUTIONS

The Fund intends to distribute substantially all of its net investment income as dividends to shareholders on an annual basis. The Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains at least once a year.

Distributions from net investment income and from net realized capital gain are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. treatment of certain dividend distributions, gains/losses, return of capital etc.), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Distributions to shareholders that exceed net investment income and net realized capital gains for tax purposes are reported as return of capital.

REDEMPTION FEES

The Fund will charge a redemption fee of 0.25% of the total redemption amount if you sell your shares, regardless of the length of time you have held your shares and subject to certain exceptions and limitations described in the prospectus. The redemption fee is paid directly to the Fund and is intended to encourage long-term investment in the Fund, to facilitate portfolio management and to avoid (or compensate the Fund for the impact of) transaction and other Fund expenses incurred as a result of shareholder redemptions. Redemption fees charged for the six months ended March 31, 2019 and the year ended September 30, 2018 were $254,515 and $360,540, respectively, and are reflected within the value of shares redeemed on the Statement of Changes in Net Assets.

FEDERAL INCOME TAX INFORMATION

No provision is made for Federal income taxes as the Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and distribute substantially all of its net investment income and net realized capital gain in accordance with the Code.

As of March 31, 2019, the Fund did not have material uncertain tax positions that would require financial statement recognition or disclosure based on an evaluation of all open tax years for all major tax jurisdictions. The Fund’s Federal tax returns for the tax years ended September 30, 2015, 2016, 2017 and 2018 remain subject to examination by the Internal Revenue Service. Interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Fund will be recorded as interest expense on the Statement of Operations.

Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

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ADVISERS INVESTMENT TRUST
INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 2019 (Unaudited)

NEW AND AMENDED FINANCIAL REPORTING RULES AND FORMS

In August 2018, the SEC adopted amendments to certain disclosure requirements that have become duplicative, overlapping, or outdated in light of other SEC disclosure requirements, GAAP, or changes in the information environment. The amendments include, among other items, to require presentation of the total, rather than the components, of distributable earnings on the balance sheet, to require presentation of the total, rather than components, of distributions to shareholders, except for tax return of capital distributions and to delete the requirement for disclosure of undistributed net investment income on the statement of changes in net assets. The amendments are intended to simplify and update the disclosure of information to investors. The amendments were effective on November 5, 2018. The adoption had no effect on the Fund’s net assets or results of operations.

B. Fees and Transactions with Affiliates and Other Parties

The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement (the “Agreement”) with Independent Franchise Partners, LLP (the “Adviser”) to provide investment management services to the Fund. Total fees incurred pursuant to the Agreement are reflected as “Investment advisory” fees on the Statement of Operations. Under the terms of the Agreement, the Fund pays the Adviser a monthly fee based on the Fund’s daily net assets at the following annualized rates:

Adviser’s Assets Under Management(1)	Scale Discount for Assets in each Range(1)	Annualized Rate(1)	Effective Overall Annual Fee(1)
First $1 billion	—	0.88%	0.88%
$1 - 2 billion	0.10%	0.78%	at $2 billion 0.83%
$2 - 3 billion	0.20%	0.68%	at $3 billion 0.78%
$3 - 4 billion	0.30%	0.58%	at $4 billion 0.73%
$4 - 5 billion	0.40%	0.48%	at $5 billion 0.68%
Above $5 billion	—	—	0.68%

(1)	The Adviser’s total assets under management at the end of each calendar quarter are used to calculate the effective annual fee to be applied during the next calendar quarter. During the six months ended March 31, 2019, the effective annualized rate was 0.68% given the Adviser’s total assets under management were in excess of $5 billion during the period.

Foreside Financial Services, LLC (the “Distributor”), formerly BHIL Distributors, LLC, provides distribution services to the Fund pursuant to a distribution agreement with the Trust, on behalf of the Fund. Under its agreement with the Trust, the Distributor acts as an agent of the Trust in connection with the offering of the shares of the Fund on a continuous basis. The Adviser, at its own expense, pays the Distributor an annual $5,000 fee for these services and reimbursement for certain expenses incurred on behalf of the Fund.

The Northern Trust Company (“Northern Trust”) serves as the administrator, transfer agent, custodian and fund accounting agent for the Fund pursuant to written agreements between the Trust, on behalf of the Fund, and Northern Trust. The Fund agreed to pay Northern Trust certain annual and transaction-based fees, a tiered basis-point fee based on the Fund’s daily net assets, subject to a minimum annual fee of $175,000 relating to these services, and reimburse for certain expenses incurred on behalf of the Fund as well as other charges for additional service activities. Total fees paid to Northern Trust pursuant to these agreements are reflected as “Accounting and Administration” fees on the Statement of Operations. For the six months ended March 31, 2019, Northern Trust agreed to voluntarily waive certain fees. The waiver agreement may be terminated at any time and the waivers are not subject to recoupment. Amounts waived by Northern Trust are included in “Expenses reduced by Service Providers” on the Statement of Operations.

For the six months ended March 31, 2019, Northern Trust made voluntary expense waivers of $29,505.

Foreside Fund Officer Services, LLC (“Foreside”), formerly Foreside Management Services, LLC, provides compliance and financial control services for the Fund pursuant to a written agreement with the Trust, on behalf of the Fund, including providing certain officers to the Fund. The Fund pays Foreside an annual base fee, a basis-point fee based on the Fund’s daily net assets and reimburses for certain expenses incurred on behalf of the Fund. Total fees paid to Foreside pursuant to these agreements are reflected as “Regulatory and Compliance” fees on the Statement of Operations.

11

ADVISERS INVESTMENT TRUST
INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 2019 (Unaudited)

Carne Global Financial Services (US) LLC (“Carne”) provides Risk Management and Oversight Services for the Fund pursuant to a written agreement between the Trust, on behalf of the Fund, and Carne, including providing the Risk Officer to the Fund to administer the Fund risk program and oversee the analysis of investment performance and performance of service providers. The Fund has agreed to pay Carne an annual fee of $30,000 for these services, and reimburse for certain expenses incurred on behalf of the Fund. Total fees paid to Carne pursuant to this agreement are reflected as “Risk Officer” fees on the Statement of Operations.

Certain officers and Trustees of the Trust are affiliated with Foreside, Northern Trust, Carne or the Distributor and receive no compensation directly from the Fund for serving in their respective roles. The Trust pays each Independent Trustee compensation for their services based on an annual retainer of $120,000 and reimbursement for certain expenses. If there are more than six meetings in a year, additional meeting fees may apply. For the six months ended March 31, 2019, the aggregate Trustee compensation paid by the Trust was $180,000. The amount of total Trustee compensation and reimbursement of out-of-pocket expenses allocated from the Trust to the Fund is reflected as “Trustees” expenses on the Statement of Operations.

The Adviser has contractually agreed to waive fees or reimburse expenses to the extent necessary to limit total annual fund operating expenses (exclusive of brokerage costs, interest, taxes, dividends on short positions, litigation and indemnification expenses, expenses associated with investments in underlying investment companies and extraordinary expenses) to 0.85% of the average daily net assets of the Fund until January 28, 2020. For the six months ended March 31, 2019, there were no expenses reduced by the Adviser. Any fees waived or expenses reimbursed during a fiscal year are not subject to repayment from the Fund to the Adviser in subsequent fiscal years.

C. Investment Transactions

For the six months ended March 31, 2019, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Fund were as follows:

Cost of Purchases	Proceeds from Sales
$483,419,883	$644,239,145

D. Federal Income Tax

As of March 31, 2019, the cost, gross unrealized appreciation and gross unrealized depreciation on investments, for Federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
IFP US Equity Fund	$1,621,399,841	$441,492,774	$(85,243,741)	$356,249,033

The tax character of distributions paid to shareholders during the latest tax years ended September 30, 2018 and September 30, 2017 for the Fund was as follows:

	Ordinary Income	Net Long Term Gains	Total Taxable Distributions	Tax Return of Capital	Total Distributions Paid
2018	$58,408,979	$40,164,925	$98,573,904	$—	$98,573,904
2017	$26,152,177	$30,195,896	$56,348,073	$—	$56,348,073

As of the latest tax year ended September 30, 2018, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation	Total Accumulated Earnings
IFP US Equity Fund	$43,020,305	$83,990,000	$127,010,305	$—	$—	$403,473,987	$530,484,292

At September 30, 2018, the latest tax year end, the Fund had no capital loss carry-forwards available to offset future net capital gains.

12

ADVISERS INVESTMENT TRUST
INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 2019 (Unaudited)

E. Concentration of Ownership Risk

A significant portion of the Fund’s shares may be held in a limited number of shareholder accounts. To the extent that a shareholder or group of shareholders redeem a significant portion of the shares issued by the Fund, this could have a disruptive impact on the efficient implementation of the Fund’s investment strategy.

13

ADVISERS INVESTMENT TRUST

INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND
ADDITIONAL INFORMATION

March 31, 2019 (Unaudited)

A.  Summary of Fund Holdings

Market Exposure (Unaudited)
Equity Securities	% of Net Assets
Tobacco	17.5%
Pharmaceuticals	13.7
Software	13.4
Media	7.5
Internet Software & Services	7.0
Diversified Financials	6.4
Computers & Peripherals	5.7
IT Services	5.0
Information Services	4.6
Beverages	4.3
Hotels, Restaurants & Leisure	3.4
Toys/Games/Hobbies	3.4
Retail	2.6
Total	94.5%
5 Largest Security Positions (Unaudited)
Issuer	% of Net Assets
Johnson & Johnson	8.8%
Microsoft Corp.	7.1
Altria Group Inc.	6.2
Apple Inc.	5.7
S&P Global Inc.	5.2
Total	33.0%

B.  Expense Examples

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

The examples below are based on an investment of $1,000 invested at October 1, 2018 and held for the entire period through March 31, 2019.

The Actual Expense Example below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

The Hypothetical Expense Example below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Expense Ratio	Beginning Account Value 10/1/2018	Ending Account Value 3/31/2019	*Expenses Paid 10/1/18-3/31/19
Actual	0.76%	$1,000.00	$1,043.70	$3.87
Hypothetical	0.76%	$1,000.00	$1,021.14	$3.83

*	Expenses are calculated using the annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the most recent half fiscal year (182), and divided by the number of days in the current year (365).

14

ADVISERS INVESTMENT TRUST

INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND
ADDITIONAL INFORMATION

March 31, 2019 (Unaudited)

C.  Other Information

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by writing to the Fund at Independent Franchise Partners US Equity Fund c/o The Northern Trust Company, P.O. Box 4766, Chicago, Illinois 60680-4766 or by calling the Fund at 855-351-4583 (toll free); and (ii) on the U.S. Securities and Exchange Commission’s (the “SEC”) website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, by calling the Fund at 855-351-4583 (toll free); and (ii) on the SEC’s website at www.sec.gov.

The Fund files a complete Schedule of Portfolio Holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge on the SEC’s website at www.sec.gov, or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

15

Investment Adviser

Independent Franchise Partners, LLP

Level 1, 10 Portman Square

London, W1H 6AZ

United Kingdom

Custodian

The Northern Trust Company

50 South LaSalle Street

Chicago, Illinois 60603

Independent Registered Public
Accounting Firm

PricewaterhouseCoopers

LLP One North Wacker Drive

Chicago, Illinois 60606

Legal Counsel

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, Ohio 43215-6101

Distributor

Foreside Financial Services, LLC

3 Canal Plaza, Suite 100

Portland, ME 04101

For Additional Information, call

855-233-0437 or 312-557-7902

VONTOBEL U.S. EQUITY INSTITUTIONAL FUND

SEMI-ANNUAL REPORT

March 31, 2019

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for the distribution to prospective investors unless preceded or accompanied by an effective prospectus.

ADVISERS INVESTMENT TRUST
VONTOBEL U.S. EQUITY INSTITUTIONAL FUND

March 31, 2019 (Unaudited)

ADVISERS INVESTMENT TRUST
VONTOBEL U.S. EQUITY INSTITUTIONAL FUND

SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	94.4%
Communication Services	9.1%
Alphabet, Inc. - Class C(a)		388	$455,244
Comcast Corp. - Class A		6,435	257,271
Electronic Arts, Inc.(a)		1,126	114,436
Walt Disney Co.		2,322	257,811
			1,084,762
Consumer Discretionary	19.4%
Amazon.com, Inc.(a)		278	495,048
Aptiv PLC		2,053	163,193
Booking Holdings, Inc.(a)		224	390,860
Floor & Decor Holdings, Inc. - Class A(a)		2,837	116,941
Home Depot (The), Inc.		1,128	216,452
Las Vegas Sands Corp.		2,006	122,286
NIKE, Inc. - Class B		2,486	209,346
O’Reilly Automotive, Inc.(a)		310	120,373
Royal Caribbean Cruises Ltd.		1,046	119,893
Starbucks Corp.		2,095	155,742
TJX (The) Cos., Inc.		3,586	190,811
			2,300,945
Consumer Staples	17.2%
Alimentation Couche-Tard, Inc. - Class B		6,658	392,201
Anheuser-Busch InBev S.A./N.V. - ADR		2,905	243,933
Casey’s General Stores, Inc.		847	109,068
Coca-Cola (The) Co.		6,724	315,087
Constellation Brands, Inc. - Class A		1,739	304,899
Mondelez International, Inc. - Class A		6,789	338,907
PepsiCo, Inc.		2,757	337,870
			2,041,965
Financials	10.5%
Berkshire Hathaway, Inc. - Class B(a)		1,774	356,379
CME Group, Inc.		1,822	299,865
M&T Bank Corp.		1,143	179,474
Moody’s Corp.		359	65,011
PNC Financial Services Group (The), Inc.		1,426	174,913
Wells Fargo & Co.		3,688	178,204
			1,253,846
Health Care	14.2%
Becton Dickinson and Co.		1,253	312,912
Boston Scientific Corp.(a)		5,878	225,597
Edwards Lifesciences Corp.(a)		602	115,181
Johnson & Johnson		1,589	222,126
Medtronic PLC		4,009	365,140
UnitedHealth Group, Inc.		1,794	443,584
			1,684,540

See Notes to Financial Statements.

1

ADVISERS INVESTMENT TRUST
VONTOBEL U.S. EQUITY INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

	Percentage of Net Assets	Shares	Value
Industrials	2.8%
Air Lease Corp.		5,382	$184,872
Copart, Inc.(a)		2,487	150,687
			335,559
Information Technology	14.8%
Adobe, Inc.(a)		719	191,606
Amphenol Corp. - Class A		1,657	156,487
Mastercard, Inc. - Class A		2,064	485,969
Microsoft Corp.		3,928	463,268
Visa, Inc. - Class A		2,976	464,822
			1,762,152
Materials	4.4%
Ecolab, Inc.		703	124,108
Martin Marietta Materials, Inc.		788	158,530
Sherwin-Williams (The) Co.		564	242,920
			525,558
Real Estate	2.0%
American Tower Corp.		1,178	232,137
TOTAL COMMON STOCKS (Cost $9,966,474)			11,221,464
SHORT-TERM INVESTMENTS	5.8%
Northern Institutional
U.S. Government Select Portfolio – Shares Class, 2.28%		698,208	698,208
TOTAL SHORT-TERM INVESTMENTS (Cost $698,208)			698,208
TOTAL INVESTMENTS
(Cost $10,664,682)	100.2%		11,919,672
NET OTHER ASSETS (LIABILITIES)	(0.2%)		(29,031)
NET ASSETS	100.0%		$11,890,641

(a)	Non-income producing security.

Abbreviations:

ADR – American Depositary Receipt

At March 31, 2019, the Vontobel U.S. Equity Institutional Fund’s investments (excluding short-term investments) were domiciled in the following countries:

CONCENTRATION BY COUNTRY	% OF NET ASSETS
United States	84.6%
Ireland	4.4
Canada	3.3
Belgium	2.1
Total	94.4%

See Notes to Financial Statements.

2

ADVISERS INVESTMENT TRUST

STATEMENT OF ASSETS & LIABILITIES
March 31, 2019 (Unaudited)

Vontobel
U.S. Equity
Institutional Fund
Assets:
Investments, at value (Cost: $10,664,682)	$11,919,672
Receivable for dividends	10,257
Reclaims receivable	568
Receivable for capital shares sold	9,088
Receivable from Investment Adviser	26,948
Prepaid expenses	14,012
Total Assets	11,980,545
Liabilities:
Accounting and Administration fees payable	75,922
Regulatory and Compliance fees payable	3,436
Accrued expenses and other payables	10,546
Total Liabilities	89,904
Net Assets	$11,890,641

Class I Shares:
Net assets	$11,890,641
Shares of common stock outstanding	1,066,963
Net asset value per share	$11.14
Net Assets:
Paid in capital	$10,718,294
Distributable earnings (loss)	1,172,347
Net Assets	$11,890,641

See Notes to Financial Statements.

3

ADVISERS INVESTMENT TRUST
STATEMENT OF OPERATIONS
For the six months ended March 31, 2019 (Unaudited)

Vontobel
U.S. Equity
Institutional Fund
Investment Income:
Dividend income (Net of foreign withholding tax of $807)	$87,691
Operating expenses:
Investment advisory	27,731
Accounting and Administration	74,795
Regulatory and Compliance	10,704
Trustees	3,888
Registration	12,448
Other	13,675
Total expenses before reductions	143,241
Expenses reduced by Service Providers	(107,191)
Net expenses	36,050
Net investment income	51,641
Realized and Unrealized Gains (Losses) from Investment Activities:
Net realized losses from investment transactions	(65,806)
Net realized losses from foreign currency transactions	(101)
Change in unrealized appreciation on investments	89,778
Change in unrealized appreciation on foreign currency	2
Net realized and unrealized gains from investment activities	23,873
Change in Net Assets Resulting from Operations	$75,514

See Notes to Financial Statements.

4

ADVISERS INVESTMENT TRUST

STATEMENTS OF CHANGES IN NET ASSETS
For the six months ended March 31, 2019 (Unaudited) and the period from March 27, 2018, commencement of operations, to September 30, 2018

	Vontobel U.S. Equity Institutional Fund
	2019(a)	2018(b)
Increase (decrease) in net assets:
Operations:
Net investment income	$51,641	$46,221
Net realized losses from investment and foreign currency transactions	(65,907)	(38,129)
Change in unrealized appreciation on investments and foreign currency	89,780	1,165,212
Change in net assets resulting from operations	75,514	1,173,304
Dividends paid to shareholders:
From distributable earnings	(76,471)	—
Total dividends paid to shareholders	(76,471)	—
From net realized gains
Capital Transactions (Class I Shares):
Proceeds from sale of shares	461,144	10,253,612
Value of shares issued to shareholders in reinvestment of dividends	3,538	—
Change in net assets from capital transactions	464,682	10,253,612
Change in net assets	463,725	11,426,916
Net assets:
Beginning of period	11,426,916	—
End of period	$11,890,641	$11,426,916
Share Transactions (Class I Shares):
Sold	42,987	1,023,627
Reinvested	349	—
Change	43,336	1,023,627

(a)	The Fund adopted the U.S. Securities and Exchange Commission (“SEC”) Disclosure Update and Simplification as stated in the notes to these financial statements.
(b)	For the period from March 27, 2018, commencement of operations, to September 30, 2018.

See Notes to Financial Statements.

5

ADVISERS INVESTMENT TRUST

FINANCIAL HIGHLIGHTS
For the periods indicated

Vontobel U.S. Equity Institutional Fund	Six Months Ended March 31, 2019 (Unaudited)	Period Ended September 30, 2018(a)
Net asset value, beginning of period	$11.16	$10.00
Income (loss) from investment operations:
Net investment income(b)	0.05	0.05
Net realized and unrealized gains from investments	—	1.11
Total from investment operations	0.05	1.16
Less distributions paid:
From net investment income	(0.07)	—
Total distributions paid	(0.07)	—
Change in net asset value	(0.02)	1.16
Net asset value, end of period	$11.14	$11.16
Total return(c)	0.54%	11.60%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$11,891	$11,427
Ratio of net expenses to average net assets(d)	0.65%	0.65%
Ratio of net investment income to average net assets(d)	0.93%	0.84%
Ratio of gross expenses to average net assets(d)	2.58%	2.93%
Portfolio turnover rate(c)	16.85%	20.78%

(a)	For the period from March 27, 2018, commencement of operations, to September 30, 2018.
(b)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.

See Notes to Financial Statements.

6

ADVISERS INVESTMENT TRUST

VONTOBEL U.S. EQUITY INSTITUTIONAL FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2019 (Unaudited)

Advisers Investment Trust (the “Trust”) is a Delaware statutory trust operating under a Second Amended and Restated Agreement and Declaration of Trust (the “Trust Agreement”) dated June 21, 2018. The Trust was formerly an Ohio business trust, which commenced operations on December 20, 2011. On March 31, 2017, the Trust was converted to a Delaware statutory trust. As an open-end registered investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2013-08, the Trust follows accounting and reporting guidance under FASBAccounting Standards Codification (“ASC”)Topic 946, “Financial Services – Investment Companies”. The Trust Agreement permits the Board of Trustees (the “Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest, at no par value, in separate series of the Trust. The Vontobel U.S. Equity Institutional Fund (the “Fund”) is a series of the Trust and commenced operations on March 27, 2018. These financial statements and notes only relate to the Fund.

On March 22, 2019 the Vontobel Global Emerging Markets Equity Institutional Fund, the Vontobel Global Equity Institutional Fund, and the Vontobel International Equity Institutional Fund reorganized into the Virtus Vontobel Emerging Markets Opportunities Fund, the Virtus Vontobel Global Opportunities Fund, and the Virtus Vontobel Foreign Opportunities Fund, respectively, each a series of Virtus Opportunities Trust.

The Fund is a diversified fund. The investment objective of the Fund is to provide long-term capital appreciation.

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust and Fund. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

A.  Significant Accounting Policies are as Follows:

INVESTMENT VALUATION

Investments are recorded at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the following three broad levels:

●	Level 1 — quoted prices in active markets for identical assets

●	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain short-term debt securities may be valued using amortized cost. Generally, amortized cost approximates the current value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities would be reflected as Level 2 in the fair value hierarchy.

Security prices are generally provided by an independent third party pricing service approved by the Trustees as of the close of the New York Stock Exchange, normally at 4:00 p.m. Eastern Time, each business day on which the share price of the Fund are calculated. Equity securities listed or traded on a primary exchange are valued at the closing price, if available, or the last sales price on the primary exchange. If no sale occurred on the valuation date, the securities will be valued at the latest quotations as of the close of the primary exchange. Investments in other open-end registered investment companies are valued at their respective net asset value as reported by such companies. In these types of situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

7

ADVISERS INVESTMENT TRUST

VONTOBEL U.S. EQUITY INSTITUTIONAL FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2019 (Unaudited)

Debt and other fixed income securities, if any, are generally valued at an evaluated price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques, which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term debt securities of sufficient credit quality that mature within sixty days may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

When the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), the Fund’s Fair Value Committee may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision of the Trustees. In addition, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. The Fund identifies possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party pricing service to fair value its international equity securities.

In the fair value situations noted above, while the Trust’s valuation policy is intended to result in a calculation of the Fund’s net asset value that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined pursuant to these guidelines would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold, and these differences could be material to the financial statements. Depending on the source and relative significance of the valuation inputs in these instances, the instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of March 31, 2019 in valuing the Fund’s investments based upon the three fair value levels defined above:

Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Vontobel U.S. Equity Institutional Fund
Common stocks*	$11,221,464	$—	$—	$11,221,464
Short-Term Investments	698,208	—	—	698,208
Total Investments	$11,919,672	$—	$—	$11,919,672

*	See additional categories in the Schedule of Investments.

As of March 31, 2019, there were no Level 3 securities held by the Fund. There were no transfers to or from Level 3 during the period ended March 31, 2019.

CURRENCY TRANSACTIONS

The functional and reporting currency for the Fund is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in Net realized and unrealized gains (losses) from investment activities on the Statements of Operations. The Fund may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains or losses arising from sales of spot foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in Net realized gains (losses) from

8

ADVISERS INVESTMENT TRUST

VONTOBEL U.S. EQUITY INSTITUTIONAL FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2019 (Unaudited)

foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in Change in unrealized appreciation (depreciation) on foreign currency on the Statements of Operations.

The Fund may engage in spot currency transactions for the purpose of foreign security settlement and operational processes. Changes in foreign currency exchange rates will affect the value of the Fund’s securities and the price of the Fund’s shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also may have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

INVESTMENT TRANSACTIONS AND INCOME

Investment transactions are accounted for no later than one business day after trade date. For financial reporting purposes, investments are reported as of the trade date. The Fund determines the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recognized on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available.

EXPENSE ALLOCATIONS

Expenses directly attributable to a fund in the Trust are charged to that fund, while expenses that are attributable to more than one fund in the Trust are allocated among the applicable funds on a pro-rata basis to each adviser’s series of funds based on relative net assets or another reasonable basis.

DIVIDENDS AND DISTRIBUTIONS

The Fund intends to distribute substantially all of its net investment income as dividends to shareholders on an annual basis. The Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains at least once a year.

Distributions from net investment income and from net realized capital gain are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. treatment of certain dividend distributions, gains/losses, return of capital etc.), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Distributions to shareholders that exceed net investment income and net realized capital gains for tax purposes are reported as return of capital.

FEDERAL INCOME TAX INFORMATION

No provision is made for Federal income taxes as the Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and distribute substantially all of its net investment income and net realized capital gain in accordance with the Code.

As of March 31, 2019, the Fund did not have uncertain tax positions that would require financial statement recognition or disclosure based on an evaluation of all open tax years for all major tax jurisdictions. The Fund’s tax return for the tax year ended September 30, 2018, remains subject to examination by the Internal Revenue Service. Interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Fund will be recorded as interest expense on the Statement of Operations.

Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

9

ADVISERS INVESTMENT TRUST

VONTOBEL U.S. EQUITY INSTITUTIONAL FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2019 (Unaudited)

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

NEW AND AMENDED FINANCIAL REPORTING RULES AND FORMS

In August 2018, the SEC adopted amendments to certain disclosure requirements that have become duplicative, overlapping, or outdated in light of other SEC disclosure requirements, GAAP, or changes in the information environment. The amendments include, among other items, to require presentation of the total, rather than the components, of distributable earnings on the balance sheet, to require presentation of the total, rather than components, of distributions to shareholders, except for tax return of capital distributions and to delete the requirement for disclosure of undistributed net investment income on the statement of changes in net assets. The amendments are intended to simplify and update the disclosure of information to investors. The amendments were effective on November 5, 2018. The adoption had no effect on the Fund’s net assets or results of operations.

OTHER RISKS

Securities markets outside the United States (“U.S.”), while growing in volume, have for the most part substantially less volume than U.S. markets, and many securities traded on these foreign markets are less liquid and their prices are more volatile than securities of comparable U.S. companies. In addition, settlement of trades in some non-U.S. markets is much slower and more subject to failure than in U.S. markets. Other risks associated with investing in foreign securities include, among other things, imposition of exchange control regulation by the U.S. or foreign governments, U.S. and foreign withholding taxes, limitations on the removal of funds or other assets, policies of governments with respect to possible nationalization of their industries, and economic or political instability in foreign nations. There may be less publicly available information about certain foreign companies than would be the case for comparable companies in the U.S., and certain foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to or as uniform as those of U.S. companies.

B.  Fees and Transactions with Affiliates and Other Parties

The Trust, on behalf of the Fund, has entered into an Amended and Restated Investment Advisory Agreement (the “Agreement”) with Vontobel Asset Management, Inc. (the “Adviser” or “Vontobel”) to provide investment advisory services to the Fund. Under the terms of the Agreement, the Fund pays the Adviser an annual fee based on the Fund’s daily net assets as set forth in the following table. The total fees incurred by the Fund pursuant to the Agreement is reflected as “Investment advisory” fees on the Statements of Operations. In addition, the Adviser has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (exclusive of brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, interest, taxes, short sale dividends and financing costs associated with the use of the cash proceeds on securities sold short, litigation and indemnification expenses, expenses with underlying investment companies and extraordinary expenses) exceed the rates in the table below.

Fund	Class	Advisory Fee	Expense Limitation
Vontobel U.S. Equity Institutional Fund	Class I	0.50% on first $500 million	0.65%
		0.45% on assets over $500 million

The expense limitation agreement is effective until January 28, 2020 for the Fund. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the year in which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (exclusive of brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, interest, taxes, short sale dividends and financing costs associated with the use of the cash proceeds on securities sold short, litigation and indemnification expenses, expenses associated with the investments in underlying investment companies and extraordinary expenses) to exceed the current

10

ADVISERS INVESTMENT TRUST

VONTOBEL U.S. EQUITY INSTITUTIONAL FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2019 (Unaudited)

expense limitation at the time of repayment or the applicable expense limitation that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and reimburse expenses may be terminated by the Board at any time and will terminate automatically upon termination of the Agreement.

Fund	Advisory Fee to Vontobel	Expenses Reduced by Vontobel	Advisory Fees Recouped by Vontobel
Vontobel U.S. Equity Institutional Fund	$27,731	$94,726	$—

For the:	Expiring	Vontobel U.S. Equity Institutional Fund
Year ended September 30, 2018	September 30, 2021	$112,057
Six months ended March 31, 2019	September 30, 2022	94,726
Balances of Recoverable Expenses to the Adviser		$206,783

Foreside Financial Services, LLC (the “Distributor”), formerly BHIL Distributors, LLC, provides distribution services to the Fund pursuant to a distribution agreement with the Trust, on behalf of the Fund. Under its agreement with the Trust, the Distributor acts as an agent of the Trust in connection with the offering of the shares of the Fund on a continuous basis. The Adviser, at its own expense, pays the Distributor $50,000 annually and reimburses for certain out-of-pocket expenses incurred on behalf of the Fund.

The Northern Trust Company (“Northern Trust”) serves as the administrator, transfer agent, custodian and fund accounting agent for the Fund pursuant to written agreements with the Trust, on behalf of the Fund. The Fund has agreed to pay Northern Trust a tiered basis-point fee based on the Fund’s daily net assets, and certain per account and transaction charges. The Fund is subject to a minimum annual fee of $150,000 relating to these services, and reimbursement for certain expenses incurred on behalf of the Fund, as well as other charges for additional service activities. Total fees paid to Northern Trust pursuant to these agreements are reflected as “Accounting and Administration” fees on the Statement of Operations.

For the six months ended March 31, 2019, Northern Trust made voluntary expense waivers of $12,465.

Foreside Fund Officer Services, LLC (“Foreside”), formerly Foreside Management Services, LLC, provides compliance and financial control services for the Fund pursuant to a written agreement with the Trust, on behalf of the Fund, including providing certain officers to the Fund. The Fund has agreed to pay Foreside a tiered basis-point fee based on the Fund’s daily net assets, subject to an overall minimum annual fee of $150,000 for these services, and reimburse for certain expenses incurred on behalf of the Fund. Total fees paid to Foreside pursuant to these agreements are reflected as “Regulatory and Compliance” fees on the Statement of Operations.

Certain officers and Trustees of the Trust are affiliated with Foreside, Northern Trust, or the Distributor and receive no compensation directly from the Fund for serving in their respective roles. The Trust pays each Independent Trustee compensation for their services based on an annual retainer of $120,000 and reimbursement for certain expenses. If there are more than six meetings in a year, additional meeting fees may apply. For the six months ended March 31, 2019, the aggregate Trustee compensation paid by the Trust was $180,000. The amount of total Trustee compensation and reimbursement of out-of-pocket expenses allocated from the Trust to the Fund is reflected as “Trustees” expenses on the Statements of Operations.

C.  Investment Transactions

For the six months ended March 31, 2019, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Fund were as follows:

	Cost of Purchases	Proceeds from Sales
Vontobel U.S. Equity Institutional Fund	$2,195,909	$1,830,478

11

ADVISERS INVESTMENT TRUST

VONTOBEL U.S. EQUITY INSTITUTIONAL FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2019 (Unaudited)

D.  Federal Income Tax

As of March 31, 2019, the cost, gross unrealized appreciation and gross unrealized depreciation on investments, for Federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Vontobel U.S. Equity Institutional Fund	$10,667,593	$1,438,808	$(186,729)	$1,252,079

The difference between the tax cost of portfolio investments and the financial statement cost is primarily due to wash sale loss deferrals, real estate investment trusts and investments in certain foreign companies.

The tax character of distributions paid to shareholders during the latest tax year ended September 30, 2018 for the Fund was as follows:

Vontobel U.S. Equity Institutional Fund	Ordinary Income	Net Long Term Gains	Total Taxable Distributions	Tax Return of Capital	Total Distributions Paid
2018	$—	$—	$—	$—	$—

As of the latest tax year ended September 30, 2018, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation	Total Accumulated Earnings
Vontobel U.S. Equity Institutional Fund	$46,123	$—	$46,123	$—	$(36,290)	$1,163,471	$1,173,304

As of the tax year ended September 30, 2018, capital losses incurred by the Fund are carried forward indefinitely under the provisions of the Regulated Investment Company Modernization Act of 2010 are as follows:

Fund	Short-Term Capital Loss Carry-Forward	Long-Term Capital Loss Carry-Forward
Vontobel U.S. Equity Institutional Fund	$36,290	$—

E.  Concentration by Ownership

A significant portion of the Fund’s shares may be held in a limited number of shareholder accounts, including in certain omnibus or institutional accounts which typically hold shares for the benefit of other underlying investors. To the extent that a shareholder or group of shareholders redeem a significant portion of the shares issued by the Fund, this could have a disruptive impact on the efficient implementation of the Fund’s investment strategy.

12

ADVISERS INVESTMENT TRUST

VONTOBEL U.S. EQUITY INSTITUTIONAL FUND

ADDITIONAL INFORMATION

March 31, 2019 (Unaudited)

A.  Summary of Fund Holdings as of March 31, 2019

Vontobel U.S. Equity Institutional Fund

Market Exposure
Equity Securities	% of Net Assets
Diversified Financial Services	12.0%
Internet	11.3
Retail	10.9
Beverages	10.1
Healthcare-Products	8.6
Software	6.4
Banks	4.5
Media	4.4
Healthcare-Services	3.7
Insurance	3.0
Food	2.9
Real Estate Investment Trusts	2.0
Chemicals	2.0
Pharmaceuticals	1.9
Apparel	1.8
Commercial Services	1.6
Auto Parts & Equipment	1.4
Distribution/Wholesale	1.3
Electronics	1.3
Building Materials	1.3
Leisure Time	1.0
Lodging	1.0
Total	94.4%

5 Largest Equity Positions
Issuer	% of Net Assets
Amazon.com, Inc.	4.2%
Mastercard, Inc. - Class A	4.1
Visa, Inc. - Class A	3.9
Microsoft Corp.	3.9
Alphabet, Inc. - Class C	3.9
Total	20.0%

B.  Expense Examples

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

13

ADVISERS INVESTMENT TRUST

VONTOBEL U.S. EQUITY INSTITUTIONAL FUND

ADDITIONAL INFORMATION

March 31, 2019 (Unaudited)

The examples below are based on an investment of $1,000 invested at October 1, 2018 and held for the entire period through March 31, 2019.

The Actual Expense Example below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

The Hypothetical Expense Example below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Vontobel U.S. Equity Institutional Fund

	Expense Ratio	Beginning Account Value 10/1/2018	Ending Account Value 3/31/2019	*Expenses Paid 10/1/18-3/31/19
Actual	0.65%	$1,000.00	$1,005.40	$3.25
Hypothetical	0.65%	$1,000.00	$1,021.69	$3.28

*	Expenses are calculated using the annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the most recent half fiscal year (182), and divided by the number of days in the current year (365).

C.  Board Approval of Investment Advisory Agreement

Section 15 of the Investment Company Act of 1940 (the “1940 Act”) requires that the Agreement between the Trust and Vontobel with respect to the Fund be approved by a majority of the Trustees, including a majority of the Trustees who are not “interested persons,” as that term is defined in the 1940 Act (“Independent Trustees”). It is the duty of the Board to request as much information as is reasonably necessary to evaluate the terms of the Agreement to determine whether the Agreement is fair to the Fund and its shareholders. The Board considered and approved the Agreement for the Fund at an in-person meeting held on March 6, 2019.

The Board requested, and the Adviser provided, both written and oral reports containing information and data related to the following: (i) the nature, extent, and quality of the services provided by the Adviser to the Fund; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services to be provided and the profits to be realized by the Adviser from its relationship with the Fund; (iv) the extent to which economies of scale will be realized as the Fund grows; and (v) whether the fee levels reflect these economies of scale to the benefit of the Fund’s shareholders.

The Board examined the nature, extent, and quality of the advisory services provided by the Adviser. The Board considered the terms of the Agreement, information and reports provided by the Adviser regarding its business, personnel and operations, and advisory services provided to the Fund. The Board reviewed the Adviser’s investment philosophy and portfolio construction processes, the Adviser’s compliance program, pending material litigation, insurance coverage, business continuity program, and information security practices. The Board noted that, as set forth in the reports provided by the Adviser, there had been no material compliance issues or concerns raised or encountered since the last renewal of the Agreement and that there had been no material compliance issues in the past 36 months with respect to the Fund or any other fund managed by the Adviser. The Board then considered key risks associated with the Fund and ways in which those risks were mitigated. Taking into account the personnel involved in servicing the Fund, as well as the materials provided by the Adviser, the Board expressed satisfaction with the quality, extent, and nature of the services received from the Adviser.

The Board reviewed the investment performance of the Fund and compared the Fund’s performance since-inception through December 31, 2018, to the performance of the Fund’s benchmark and a peer group of funds drawn from the Fund’s Morningstar Category. The Board reviewed the methodology used to select the peer group of funds. The Board also reviewed the performance of other pooled

14

ADVISERS INVESTMENT TRUST

VONTOBEL U.S. EQUITY INSTITUTIONAL FUND

ADDITIONAL INFORMATION

March 31, 2019 (Unaudited)

vehicles advised by the Adviser with similar investment mandates for one-year, five-years, ten-years, and since-inception periods, as applicable, through December 31, 2018. After considering the information presented to it, the Board expressed satisfaction with the performance of the Fund and the Adviser.

The Board reviewed the cost of services provided and the profits realized by the Adviser, including assertions related to compensation and profitability. The Board discussed the advisory fee paid by the Fund and the total operating expenses of the Fund. The Board noted that the Adviser received a management fee of 0.50% of average daily net assets of the Fund. The Board reviewed the investment advisory fees paid by the Fund in comparison to the investment advisory fees paid by the funds within the Fund’s peer group, noting that the fees paid by the Fund were less than the fees paid by its peers. The Board then considered the expense cap in place for the Fund, noting that the Adviser had contractually agreed to waive fees and or reimburse expenses to limit total annual fund operating expenses to 0.65% of average daily net assets. After considering the comparative data provided by the Adviser, the Board concluded that the advisory fees and expense ratios were reasonable.

The Board examined the profitability of the Adviser’s relationship with the Fund and considered the information provided by the Adviser. Among other things, the Board considered the overall financial condition and profitability of theAdviser and representations made thereto and the overall importance of the Fund’s relationship to the Adviser’s business strategy. The Board concluded that, based on both the written and oral reports provided by the Adviser, the Fund was not yet profitable given the Fund’s limited history of operations and asset size.

In considering the economies of scale for the Fund, the Board considered the marketing and distribution plans for the Fund, the Fund’s capacity, and the Fund’s breakeven point. The Board considered the Adviser’s representations that it believed that breakpoints were not necessary at this time as the Fund was priced competitively. The Board recognized that the Adviser and its affiliates may derive other benefits from their relationship with the Fund, noting that, among other things, any brokerage commissions generated by the Fund’s investment activity would contribute to the Adviser’s soft-dollar commission pool. Additionally, the Board noted that the Adviser may enjoy enhanced name recognition as an adviser in the Trust, which may facilitate the procurement of additional mandates.

In its deliberations, the Board did not identify any particular factor or factors that were all-important or controlling; and each Trustee assigned different weights to various factors considered.

D.  Special Joint Meeting of Shareholders

In connection with the March 22, 2019 reorganization of the Vontobel Global Emerging Markets Equity Institutional Fund, the Vontobel Global Equity Institutional Fund, and the Vontobel International Equity Institutional Fund into the Virtus Vontobel Emerging Markets Opportunities Fund, the Virtus Vontobel Global Opportunities Fund, and the Virtus Vontobel Foreign Opportunities Fund, respectively, each a series of Virtus Opportunities Trust, a Special Joint Meeting of Shareholders was held on March 11, 2019 and March 14, 2019, as applicable, to consider the following:

1. Approve an agreement and plan of reorganization whereby Virtus Vontobel Foreign Opportunities Fund, a series of Virtus Opportunities Trust, would acquire all of the assets of the Vontobel International Equity Institutional Fund, a series of the Trust, in exchange for shares of the Virtus Vontobel Foreign Opportunities Fund and assume all of the liabilities of the Vontobel International Equity Institutional Fund

2. Approve an agreement and plan of reorganization whereby Virtus Vontobel Emerging Markets Fund, a series of Virtus Opportunities Trust, would acquire all of the assets of the Vontobel Global Emerging Markets Equity Institutional Fund, a series of the Trust, in exchange for shares of the Virtus Vontobel Emerging Markets Fund and assume all of the liabilities of the Vontobel Global Emerging Markets Equity Institutional Fund

3. Approve an agreement and plan of reorganization whereby Virtus Vontobel Global Opportunities Fund, a series of the Virtus Opportunities Trust, would acquire all of the assets of the Vontobel Global Equity Institutional Fund, a series of the Trust, in exchange for shares of the Virtus Vontobel Global Opportunities Fund and assume all of the liabilities of the Vontobel Global Equity Institutional Fund

15

ADVISERS INVESTMENT TRUST

VONTOBEL U.S. EQUITY INSTITUTIONAL FUND

ADDITIONAL INFORMATION

March 31, 2019 (Unaudited)

The number of votes for, against, and abstained were as follows:

Shareholder Meeting Date	Fund:	Votes For	Votes Against/Withheld	Votes Abstained	BNV*
March 11, 2019	Vontobel International Equity Institutional Fund	1,109,761	5,828	—	—
March 14, 2019	Vontobel Global Emerging Markets Equity Institutional Fund	1,212,664	5,705	—	—
March 14, 2019	Vontobel Global Equity Institutional Fund	2,045,663	—	—	—

*	Broker Non-Votes

All proposals were approved as proposed.

E.  Other Information

Investors may obtain a copy of the proxy voting policies and procedures by writing to the Trust in the name of the Fund c/o The Northern Trust Company, P.O. Box 4766, Chicago, Illinois 60680-4766 or by calling the Fund at 866-252-5393 (toll free) or 312-630-6583. Information about how the Fund voted proxies relating to portfolio securities for each 12 month period ending June 30th is available without charge, upon request, by calling the Trust at 866-252-5393 (toll free) or 312-630-6583 and on the U.S. Securities and Exchange Commissions (the “SEC”) website at http://www.sec.gov.

The Fund files a complete Schedule of Portfolio Holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge on the SEC’s website at www.sec.gov, or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

16

Investment Adviser
Vontobel Asset Management, Inc.
1540 Broadway
38th Floor
New York, NY 10036

Custodian
The Northern Trust Company
50 South LaSalle Street
Chicago, Illinois 60603

Independent Registered
Public Accounting Firm
Ernst & Young LLP
5 Times Square
New York, NY 10036

Legal Counsel
Thompson Hine LLP
41 South High Street, Suite 1700
Columbus, Ohio 43215-6101

Distributor
Foreside Financial Services, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101

For Additional Information, call
866-252-5393 (toll free) or 312-630-6583

SEMI-ANNUAL REPORT
MARCH 31, 2019

Beginning on January 28, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. You may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling toll-free 866-260-9549 or 312-557-5913. If you own your shares through a financial intermediary, you may contact your financial intermediary or follow instructions included with this disclosure to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the fund complex or your financial intermediary. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund by calling toll-free 866-260-9549 or 312-557-5913 or by contacting your financial intermediary.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for the distribution to prospective investors unless preceded or accompanied by an effective prospectus.

ADVISERS INVESTMENT TRUST
JOHCM FUNDS

March 31, 2019 (Unaudited)

ADVISERS INVESTMENT TRUST
JOHCM FUNDS
SHAREHOLDER LETTER
March 31, 2019

Dear Shareholder:

We are pleased to present the March 2019 Semi-Annual Report for the JOHCM Funds (the “Funds”), each a series of the Advisers Investment Trust. This report contains the results of operations during the six months ended March 31, 2019.

We appreciate the trust and confidence you have placed in us by choosing the Funds and the Investment Adviser, J O Hambro Capital Management Limited, and we look forward to continuing to serve your investing needs.

Sincerely,

Barbara J. Nelligan	Jonathan Weitz
President	Senior Vice President – Business Manager
Advisers Investment Trust	J O Hambro Capital Management Limited

ADVISERS INVESTMENT TRUST
JOHCM ASIA EX-JAPAN EQUITY FUND
SCHEDULES OF INVESTMENTS
March 31, 2019 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	96.0%
China	17.8%
China Merchants Bank Co. Ltd. - Class H		230,405	$1,119,746
ENN Energy Holdings Ltd.		133,300	1,288,858
Li Ning Co. Ltd.(a)		1,540,811	2,418,206
Ping An Insurance Group Co. of China Ltd. - Class H		128,781	1,442,028
Tencent Holdings Ltd.		65,400	3,007,586
Weibo Corp. - ADR(a)		21,165	1,312,018
			10,588,442
Hong Kong	7.0%
China Mobile Ltd.		139,500	1,421,665
CK Hutchison Holdings Ltd.		127,616	1,340,386
CLP Holdings Ltd.		121,500	1,408,480
Guangdong Investment Ltd.		6,000	11,588
			4,182,119
India	25.8%
Asian Paints Ltd.		79,466	1,712,290
Bata India Ltd.		95,277	1,932,428
Biocon Ltd.		158,102	1,393,420
Dabur India Ltd.		242,844	1,433,051
ITC Ltd.		465,514	1,997,460
Nestle India Ltd.		13,562	2,145,831
Ramco Systems Ltd.(a)		268,197	923,736
Reliance Industries Ltd.		94,932	1,868,149
Tata Consultancy Services Ltd.		66,694	1,927,074
			15,333,439
Indonesia	6.9%
AKR Corporindo Tbk PT		4,744,736	1,572,694
Bank Central Asia Tbk PT		383,889	748,098
Gudang Garam Tbk PT		303,737	1,774,643
			4,095,435
Italy	2.7%
PRADA S.p.A.		545,300	1,622,017
Macau	3.7%
Sands China Ltd.		431,558	2,168,799
Malaysia	1.9%
Genting Malaysia Bhd.		1,437,728	1,126,939
Philippines	3.5%
Jollibee Foods Corp.		343,041	2,070,920
Singapore	2.9%
Jardine Cycle & Carriage Ltd.		70,947	1,700,843
South Korea	6.2%
KB Financial Group, Inc.		19,296	711,424

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
JOHCM ASIA EX-JAPAN EQUITY FUND
SCHEDULES OF INVESTMENTS
March 31, 2019 (Unaudited)

	Percentage of Net Assets	Shares	Value
LG Household & Health Care Ltd.		1,672	$2,087,238
POSCO		4,001	891,775
			3,690,437
Taiwan	9.8%
Elite Material Co. Ltd.		294,307	1,016,976
Makalot Industrial Co. Ltd.		196,065	1,374,087
Nien Made Enterprise Co. Ltd.		97,601	859,774
Taiwan Semiconductor Manufacturing Co. Ltd.		325,000	2,588,780
			5,839,617
Thailand	6.3%
CP ALL PCL - REG		708,900	1,669,774
Thai Beverage PCL		3,340,230	2,082,637
			3,752,411
United Kingdom	1.5%
HSBC Holdings PLC		108,000	879,139
TOTAL COMMON STOCKS (Cost $57,107,941)			57,050,557
EQUITY-LINKED SECURITIES	3.1%
China	3.1%
Foshan Haitian Flavouring & Food Co. Ltd., Issued by CLSA Global Markets Pte. Ltd., Maturity Date 7/19/23(b)		140,177	1,808,480
TOTAL EQUITY-LINKED SECURITIES (Cost $1,402,811)			1,808,480
TOTAL INVESTMENTS
(Cost $58,510,752)	99.1%		58,859,037
NET OTHER ASSETS (LIABILITIES)	0.9%		559,365
NET ASSETS	100.0%		$59,418,402

(a)	Non-income producing security.

(b)	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

Abbreviations:

ADR – American Depositary Receipt

REG – Registered

At March 31, 2019 the industry sectors for the JOHCM Asia Ex-Japan Equity Fund were:

Sector Allocation	% of Net Assets
Communication Services	9.7%
Consumer Discretionary	25.7
Consumer Staples	25.2
Energy	3.1
Financials	8.3
Health Care	2.3
Industrials	4.9
Information Technology	10.9
Materials	4.4
Utilities	4.6
Total	99.1%

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
JOHCM ASIA EX-JAPAN EQUITY FUND
SCHEDULES OF INVESTMENTS
March 31, 2019 (Unaudited)

Market Exposure
Equity and Equity-Linked Securities	% of Net Assets
Retail	10.4%
Apparel	8.3
Internet	7.2
Food	6.7
Agriculture	6.4
Cosmetics/Personal Care	5.9
Lodging	5.6
Distribution/Wholesale	5.5
Banks	4.7
Semiconductors	4.4
Beverages	3.5
Computers	3.2
Oil & Gas	3.1
Chemicals	2.9
Telecommunications	2.4
Electric	2.4
Insurance	2.4
Biotechnology	2.3
Holding Companies-Diversified	2.2
Gas	2.2
Metal Fabricate/Hardware	1.7
Software	1.6
Iron/Steel	1.5
Home Furnishings	1.4
Diversified Financial Services	1.2
Water	0.0 (1)
Total	99.1%

(1)	Amount rounds to less than 0.1%
5 Largest Security Positions
Issuer	% of Net Assets
Tencent Holdings Ltd.	5.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.4
Li Ning Co. Ltd.	4.1
Sands China Ltd.	3.6
Nestle India Ltd.	3.6
Total	20.8%

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST JOHCM EMERGING MARKETS OPPORTUNITIES FUND SCHEDULES OF INVESTMENTS March 31, 2019 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	94.0%
Canada	2.3%
Barrick Gold Corp.		910,166	$12,478,376
China	17.6%
China Petroleum & Chemical Corp. - ADR		124,586	9,904,587
China Petroleum & Chemical Corp. - Class H		8,607,745	6,787,552
CNOOC Ltd.		3,642,133	6,820,344
CNOOC Ltd. - ADR		88,230	16,389,605
ENN Energy Holdings Ltd.		1,431,616	13,842,082
Hengan International Group Co. Ltd.		1,298,014	11,376,297
Longfor Group Holdings Ltd.		3,298,000	11,616,596
Xinyi Solar Holdings Ltd.		15,149,486	7,294,958
Zhejiang Expressway Co. Ltd. - Class H		8,185,388	9,384,581
			93,416,602
Czech Republic	1.1%
Komercni Banka A.S.		140,765	5,750,154
Hong Kong	10.9%
China Mobile Ltd.		802,055	8,173,861
China Mobile Ltd. - ADR		293,993	14,990,703
China Overseas Land & Investment Ltd.		3,430,820	13,024,088
China Overseas Property Holdings Ltd.		22,606,522	10,856,959
China Resources Land Ltd.		2,440,960	10,945,521
			57,991,132
India	17.9%
Apollo Tyres Ltd.		3,747,950	12,051,330
Container Corp. of India Ltd.		842,578	6,389,123
HDFC Bank Ltd. - ADR		147,163	17,057,663
ICICI Bank Ltd. - ADR		1,608,849	18,437,409
Indiabulls Housing Finance Ltd.		1,143,819	14,170,807
Info Edge India Ltd.		138,026	3,671,163
ITC Ltd.		1,226,212	5,261,516
Mahindra & Mahindra Ltd.		1,152,502	11,211,420
Reliance Industries Ltd.		363,374	7,150,770
			95,401,201
Mexico	6.5%
Bolsa Mexicana de Valores S.A.B. de C.V.		1,882,942	3,895,826
Grupo Financiero Banorte S.A.B. de C.V., Series O		2,435,518	13,242,723
Wal-Mart de Mexico S.A.B. de C.V.		6,416,992	17,164,654
			34,303,203
Russia	5.8%
Globaltrans Investment PLC - REG - GDR		631,041	6,714,276
Lenta Ltd. - REG - GDR(a)		948,466	3,177,361
Mail.Ru Group Ltd. - REG - GDR(a)		205,954	5,099,421

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST JOHCM EMERGING MARKETS OPPORTUNITIES FUND SCHEDULES OF INVESTMENTS March 31, 2019 (Unaudited)

	Percentage of Net Assets	Shares	Value
Sberbank of Russia PJSC - ADR (London International Exchange)		1,157,792	$15,352,322
Sberbank of Russia PJSC - ADR (OTC U.S. Exchange)		36,418	479,989
			30,823,369
South Africa	6.1%
MultiChoice Group Ltd.(a)		136,512	1,141,956
Naspers Ltd. - Class N		136,512	31,525,745
			32,667,701
South Korea	16.2%
Cheil Worldwide, Inc.		312,599	6,664,519
Com2uS Corp.		57,293	5,269,482
NAVER Corp.		58,184	6,356,106
S-1 Corp.		28,342	2,509,357
Samsung Electronics Co. Ltd.		898,952	35,360,944
Samsung Electronics Co. Ltd. - GDR		9,930	9,741,330
SK Hynix, Inc.		79,456	5,193,935
SK Telecom Co. Ltd.		67,418	14,937,562
			86,033,235
Taiwan	6.7%
Cathay Financial Holding Co. Ltd.		7,576,580	11,050,024
Cleanaway Co. Ltd.		488,000	2,739,216
Fubon Financial Holding Co. Ltd.		5,413,500	8,079,720
MediaTek, Inc.		673,751	6,175,586
Primax Electronics Ltd.		1,317,384	2,594,546
Tong Yang Industry Co. Ltd.		3,695,621	4,742,357
			35,381,449
United Arab Emirates	2.9%
Emaar Malls PJSC		15,861,084	7,525,369
Emaar Properties PJSC		6,196,413	7,918,380
			15,443,749
TOTAL COMMON STOCKS (Cost $468,241,064)			499,690,171
PREFERRED STOCKS	2.0%
Brazil	1.1%
Petroleo Brasileiro S.A. - ADR(a)		425,020	6,077,786
South Korea	0.9%
Hyundai Motor Co. Ltd., 5.86%(b)		77,333	4,714,513
TOTAL PREFERRED STOCKS (Cost $11,778,593)			10,792,299
TOTAL INVESTMENTS
(Cost $480,019,657)	96.0%		510,482,470
NET OTHER ASSETS (LIABILITIES)	4.0%		21,335,151
NET ASSETS	100.0%		$531,817,621

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST JOHCM EMERGING MARKETS OPPORTUNITIES FUND SCHEDULES OF INVESTMENTS March 31, 2019 (Unaudited)

(a)	Non-income producing security.
(b)	Current yield is disclosed. Dividends are calculated based on a percentage of issuer’s net income.

Abbreviations:

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

REG – Registered

At March 31, 2019 the industry sectors for the JOHCM Emerging Markets Opportunities Fund were:

Sector Allocation	% of Net Assets
Communication Services	12.5%
Consumer Discretionary	12.1
Consumer Staples	7.0
Energy	10.0
Financials	20.2
Industrials	5.2
Information Technology	12.5
Materials	2.3
Real Estate	11.6
Utilities	2.6
Total	96.0%

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM EMERGING MARKETS OPPORTUNITIES FUND
SCHEDULES OF INVESTMENTS

March 31, 2019 (Unaudited)

Market Exposure

Equity Securities	% of Net Assets
Banks	13.3%
Real Estate	11.7
Semiconductors	10.6
Oil & Gas	9.9
Internet	8.0
Telecommunications	7.1
Diversified Financial Services	4.9
Retail	3.8
Auto Parts & Equipment	3.2
Commercial Services	3.0
Auto Manufacturers	3.0
Gas	2.6
Transportation	2.5
Mining	2.3
Insurance	2.1
Healthcare-Products	2.1
Energy-Alternate Sources	1.4
Advertising	1.3
Agriculture	1.0
Software	1.0
Environmental Control	0.5
Computers	0.5
Media	0.2
Total	96.0%

5 Largest Security Positions

Issuer	% of Net Assets
Samsung Electronics Co. Ltd.	6.7%
Naspers Ltd. - Class N	6.0
ICICI Bank Ltd. - ADR	3.5
Wal-Mart de Mexico S.A.B. de C.V.	3.2
HDFC Bank Ltd. - ADR	3.2
Total	22.6%

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM EMERGING MARKETS SMALL MID CAP EQUITY FUND
SCHEDULES OF INVESTMENTS

March 31, 2019 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	94.0%
Argentina	0.7%
Pampa Energia S.A. - ADR(a)		5,998	$165,365
Brazil	6.0%
Cyrela Brazil Realty SA Empreendimentos e Participacoes		27,100	112,612
Embraer S.A. - ADR		4,817	91,571
Instituto Hermes Pardini S.A.		18,534	96,094
Linx S.A.		9,726	91,911
Magazine Luiza S.A.		2,600	114,782
Mahle-Metal Leve S.A.		21,119	131,072
Movida Participacoes S.A.		49,523	137,235
StoneCo Ltd. - Class A(a)		936	38,479
Sul America S.A.		38,803	295,332
TOTVS S.A.		29,979	301,677
Via Varejo S.A.		66,500	71,674
			1,482,439
Canada	1.8%
ERO Copper Corp.(a)		6,174	73,782
Fortuna Silver Mines, Inc.(a)		35,687	119,551
Parex Resources, Inc.(a)		15,854	248,188
			441,521
Chile	2.3%
CAP S.A.		20,137	239,097
Cia Cervecerias Unidas S.A. - ADR		6,440	189,723
Vina Concha y Toro S.A.		72,013	150,004
			578,824
China	12.3%
China Conch Venture Holdings Ltd.		64,500	230,887
China Suntien Green Energy Corp. Ltd. - Class H		1,031,000	313,899
Chlitina Holding Ltd.		40,000	382,213
Hollysys Automation Technologies Ltd.		9,033	189,151
Hua Hong Semiconductor Ltd.(b)		105,972	248,395
Huazhu Group Ltd. - ADR		3,143	132,446
Kingdee International Software Group Co. Ltd.		180,000	208,205
Luye Pharma Group Ltd.(b)		116,000	101,371
Maanshan Iron & Steel Co. Ltd. - Class H		268,000	131,099
Noah Holdings Ltd. - ADS(a)		4,114	199,365
O-Net Technologies Group Ltd.(a)		205,000	118,039
Silergy Corp.		10,613	158,401
SINA Corp.(a)		2,330	138,029
Sinotrans Ltd. - Class H		521,000	223,666
Yangtze Optical Fibre and Cable Joint Stock Ltd. Co. - Class H(b)		36,500	97,876
Zhaojin Mining Industry Co. Ltd. - Class H		166,500	166,713
			3,039,755

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM EMERGING MARKETS SMALL MID CAP EQUITY FUND

SCHEDULES OF INVESTMENTS

March 31, 2019 (Unaudited)

	Percentage of Net Assets	Shares	Value
Greece	1.1%
JUMBO S.A.		14,038	$234,632
Star Bulk Carriers Corp.(a)		6,725	44,251
			278,883
Hong Kong	9.2%
China Overseas Grand Oceans Group Ltd.		574,000	312,229
China Overseas Property Holdings Ltd.		970,000	465,850
CIMC Enric Holdings Ltd.		302,000	309,696
Guotai Junan International Holdings Ltd.		963,000	195,055
K Wah International Holdings Ltd.		424,000	261,423
Nissin Foods Co. Ltd.		558,000	322,007
SITC International Holdings Co. Ltd.		246,000	252,582
SSY Group Ltd.		170,333	158,400
			2,277,242
India	11.8%
Bata India Ltd.		25,535	517,906
Crompton Greaves Consumer Electricals Ltd.		73,273	240,312
Endurance Technologies Ltd.(b)		17,978	301,260
Exide Industries Ltd.		56,688	178,963
Future Retail Ltd.(a)		15,407	100,938
Info Edge India Ltd.		13,634	362,632
Ipca Laboratories Ltd.		7,103	100,672
Multi Commodity Exchange of India Ltd.		13,078	152,273
PVR Ltd.		14,864	353,325
RBL Bank Ltd.(b)		32,100	315,254
WNS Holdings Ltd. - ADR(a)		5,757	306,675
			2,930,210
Indonesia	3.9%
Ace Hardware Indonesia Tbk PT		1,917,200	239,650
Bumi Serpong Damai Tbk PT(a)		3,326,200	328,182
PP Persero Tbk PT		513,600	75,020
Semen Indonesia Persero Tbk PT		337,600	330,725
			973,577
Malaysia	1.4%
Bermaz Auto Bhd.		107,500	59,510
Serba Dinamik Holdings Bhd.		305,700	282,300
			341,810
Mexico	1.4%
Controladora Vuela Cia de Aviacion S.A.B. de C.V. - ADR(a)		22,482	191,546
Genomma Lab Internacional S.A.B. de C.V. - Series B(a)		207,160	149,098
			340,644
Netherlands	1.0%
SBM Offshore N.V.		13,029	247,802

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM EMERGING MARKETS SMALL MID CAP EQUITY FUND

SCHEDULES OF INVESTMENTS

March 31, 2019 (Unaudited)

	Percentage
	of Net
	Assets	Shares	Value
Philippines	2.9%
Bloomberry Resorts Corp.		1,376,257	$314,513
Wilcon Depot, Inc.		1,335,600	393,736
			708,249
Poland	2.5%
Bank Millennium S.A.(a)		83,013	193,295
Dino Polska S.A.(a)(b)		6,668	210,144
Eurocash S.A.		37,780	215,301
			618,740
South Africa	3.0%
African Rainbow Minerals Ltd.		7,774	91,432
AngloGold Ashanti Ltd. - ADR		13,373	175,186
Barloworld Ltd.		12,818	112,823
Impala Platinum Holdings Ltd.(a)		42,049	177,769
Life Healthcare Group Holdings Ltd.		95,026	176,765
			733,975
South Korea	13.0%
Cafe24 Corp.(a)		1,283	122,072
Cheil Worldwide, Inc.		7,612	162,286
CJ Freshway Corp.		5,638	164,903
CJ Logistics Corp.(a)		1,284	187,210
Douzone Bizon Co. Ltd.		4,367	179,281
Duk San Neolux Co. Ltd.(a)		10,117	157,758
Fila Korea Ltd.		6,246	429,203
GS Engineering & Construction Corp.		6,624	248,597
Hanwha Chemical Corp.		12,503	230,211
Iljin Materials Co. Ltd.(a)		4,780	156,231
Medy-Tox, Inc.		557	286,592
Meritz Securities Co. Ltd.		66,981	288,258
SK Materials Co. Ltd.		1,331	198,870
Soulbrain Co. Ltd.		3,655	170,337
WONIK IPS Co. Ltd.		11,939	246,122
			3,227,931
Switzerland	0.6%
Wizz Air Holdings PLC(a)(b)		3,753	147,132
Taiwan	14.0%
Airtac International Group		12,268	158,821
Asia Cement Corp.		291,000	378,615
ASMedia Technology, Inc.		15,000	274,979
Chailease Holding Co. Ltd.		125,360	512,495
Chicony Power Technology Co. Ltd.		107,000	198,235
Elan Microelectronics Corp.		91,000	261,303
Merida Industry Co. Ltd.		49,000	273,454
Novatek Microelectronics Corp.		53,000	340,488
Parade Technologies Ltd.		15,540	260,677

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM EMERGING MARKETS SMALL MID CAP EQUITY FUND

SCHEDULES OF INVESTMENTS

March 31, 2019 (Unaudited)

	Percentage
	of Net
	Assets	Shares	Value
Realtek Semiconductor Corp.		40,000	$236,206
Taiwan FamilyMart Co. Ltd.		35,000	253,241
Tong Hsing Electronic Industries Ltd.		54,000	181,340
TSC Auto ID Technology Co. Ltd.		17,000	139,826
			3,469,680
Thailand	2.1%
Srisawad Corp. PCL - REG		198,200	331,010
VGI Global Media PCL		179,100	51,075
VGI Global Media PCL - REG		466,800	133,119
			515,204
Turkey	1.2%
Aselsan Elektronik Sanayi Ve Ticaret A.S.		26,087	99,566
Petkim Petrokimya Holding A.S.		48,430	39,435
Turkcell Iletisim Hizmetleri A.S.		74,873	162,356
			301,357
United Arab Emirates	0.5%
Aldar Properties PJSC		241,802	119,399
United Kingdom	1.0%
Avast PLC(a)(b)		23,068	85,117
Tullow Oil PLC(a)		56,258	176,296
			261,413
United States	0.3%
QIWI PLC - ADR(a)		6,171	88,801
TOTAL COMMON STOCKS (Cost $21,856,741)			23,289,953
EQUITY-LINKED SECURITIES	3.0%
China	0.5%
NavInfo Co. Ltd., Issued by CLSA Global Markets Pte. Ltd., Maturity Date 2/18/24(a)		38,904	131,297
India	2.5%
V.I.P. Industries Ltd., Issued by CLSA Global Markets Pte. Ltd., Maturity Date 12/17/19(a)(b)		49,602	346,086
Voltas Ltd., Issued by CLSA Global Markets Pte. Ltd., Maturity Date 5/28/20(a)(b)		29,211	265,419
			611,505
TOTAL EQUITY-LINKED SECURITIES (Cost $669,940)			742,802

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM EMERGING MARKETS SMALL MID CAP EQUITY FUND
SCHEDULES OF INVESTMENTS

March 31, 2019 (Unaudited)

	Percentage
	of Net
	Assets	Shares	Value
PREFERRED STOCKS	1.4%
Brazil	1.4%
Azul S.A. - ADR(a)		5,794	$169,243
Marcopolo S.A.(a)		169,600	168,935
			338,178
TOTAL PREFERRED STOCKS (Cost $336,836)			338,178
TOTAL INVESTMENTS
(Cost $22,863,517)	98.4%		24,370,933
NET OTHER ASSETS (LIABILITIES)	1.6%		404,518
NET ASSETS	100.0%		$24,775,451

(a)	Non-income producing security.

(b)	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

Abbreviations:

ADR – American Depositary Receipt

ADS – American Depositary Share

REG – Registered

At March 31, 2019 the industry sectors for the JOHCM Emerging Markets Small Mid Cap Equity Fund were:

Sector Allocation	% of Net Assets
Communication Services	5.5%
Consumer Discretionary	17.5
Consumer Staples	7.6
Energy	5.1
Financials	10.0
Health Care	4.3
Industrials	13.4
Information Technology	17.5
Materials	10.8
Real Estate	6.0
Utilities	0.7
Total	98.4%

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM EMERGING MARKETS SMALL MID CAP EQUITY FUND

SCHEDULES OF INVESTMENTS

March 31, 2019 (Unaudited)

Market Exposure
Equity and Equity-Linked Securities	% of Net Assets
Semiconductors	7.8%
Retail	7.3
Diversified Financial Services	6.8
Real Estate	6.5
Apparel	3.8
Food	3.7
Software	3.6
Commercial Services	3.4
Mining	3.3
Transportation	2.9
Building Materials	2.8
Miscellaneous Manufacturing	2.8
Oil & Gas	2.8
Entertainment	2.7
Engineering & Construction	2.4
Auto Parts & Equipment	2.4
Electronics	2.3
Oil & Gas Services	2.2
Banks	2.1
Airlines	2.1
Pharmaceuticals	2.0
Chemicals	1.8
Cosmetics/Personal Care	1.6
Telecommunications	1.5
Computers	1.5
Advertising	1.4
Machinery-Diversified	1.4
Iron/Steel	1.4
Beverages	1.4
Gas	1.3
Insurance	1.2
Biotechnology	1.2
Leisure Time	1.1
Healthcare-Services	1.1
Internet	1.1
Home Furnishings	1.0
Aerospace/Defense	0.8
Electrical Component & Equipments	0.7
Electric	0.7
Lodging	0.5
Total	98.4%
5 Largest Security Positions
Issuer	% of Net Assets
Bata India Ltd.	2.1%
Chailease Holding Co. Ltd.	2.1
China Overseas Property Holdings Ltd.	1.9
Fila Korea Ltd.	1.8
Wilcon Depot, Inc.	1.6
Total	9.5%

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM GLOBAL EQUITY FUND

SCHEDULES OF INVESTMENTS

March 31, 2019 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	86.3%
Australia	7.1%
BHP Group PLC		447,407	$10,772,260
Newcrest Mining Ltd.		608,273	11,017,878
South32 Ltd.		3,876,758	10,267,541
			32,057,679
Canada	2.5%
First Quantum Minerals Ltd.		998,554	11,320,457
China	2.3%
Momo, Inc. - ADR(a)		273,494	10,458,411
France	2.1%
TOTAL S.A.		169,433	9,411,844
Germany	2.5%
SAP S.E.		97,731	11,291,865
Hong Kong	2.4%
Hong Kong Exchanges & Clearing Ltd.		313,223	10,916,988
Ireland	2.4%
Medtronic PLC		117,140	10,669,111
Japan	15.4%
Kao Corp.		141,400	11,122,667
Mitsui & Co. Ltd.		568,200	8,810,356
Nippon Telegraph & Telephone Corp.		236,960	10,055,246
NTT DOCOMO, Inc.		386,400	8,546,960
PeptiDream, Inc.(a)		225,300	11,038,338
SBI Holdings, Inc.		475,726	10,585,043
Takeda Pharmaceutical Co. Ltd.		244,200	9,961,456
			70,120,066
New Zealand	2.4%
a2 Milk Co. Ltd.(a)		1,140,238	11,027,106
Norway	1.9%
Equinor ASA		389,032	8,518,159
United Kingdom	4.6%
IHS Markit Ltd.(a)		192,925	10,491,262
Rio Tinto PLC		180,266	10,473,869
			20,965,131
United States	40.7%
Accenture PLC - Class A		63,249	11,133,089
Agilent Technologies, Inc.		131,337	10,556,868
Alphabet, Inc. - Class C(a)		8,959	10,511,684
Cboe Global Markets, Inc.		99,244	9,471,847
Citrix Systems, Inc.		97,847	9,751,432
CME Group, Inc.		55,370	9,112,795
Cree, Inc.(a)		183,842	10,519,439

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
JOHCM GLOBAL EQUITY FUND
SCHEDULES OF INVESTMENTS
March 31, 2019 (Unaudited)

	Percentage of Net Assets	Shares	Value
Estee Lauder Cos. (The), Inc.		63,084	$10,443,556
Intercontinental Exchange, Inc.		132,176	10,063,881
Intuit, Inc.		41,101	10,744,212
Medpace Holdings, Inc.(a)		168,755	9,951,482
Microsoft Corp.		88,291	10,413,041
Nasdaq, Inc.		106,525	9,319,872
NextEra Energy, Inc.		53,240	10,292,357
Oracle Corp.		205,952	11,061,682
PayPal Holdings, Inc.(a)		101,966	10,588,150
PRA Health Sciences, Inc.(a)		94,622	10,435,860
Thermo Fisher Scientific, Inc.		38,919	10,652,909
			185,024,156
TOTAL COMMON STOCKS (Cost $301,364,833)			391,780,973
TOTAL INVESTMENTS
(Cost $301,364,833)	86.3%		391,780,973
NET OTHER ASSETS (LIABILITIES)	13.7%		62,413,242
NET ASSETS	100.0%		$454,194,215

(a)	Non-income producing security.

Abbreviations:

ADR – American Depositary Receipt

At March 31, 2019 the industry sectors for the JOHCM Global Equity Fund were:

Sector Allocation	% of Net Assets
Communication Services	8.7%
Consumer Staples	7.2
Energy	3.9
Financials	13.1
Health Care	16.1
Industrials	4.3
Information Technology	18.8
Materials	11.9
Utilities	2.3
Total	86.3%

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
JOHCM GLOBAL EQUITY FUND
SCHEDULES OF INVESTMENTS
March 31, 2019 (Unaudited)

Market Exposure
Equity Securities	% of Net Assets
Software	14.0%
Diversified Financial Services	13.1
Mining	11.9
Cosmetics/Personal Care	4.8
Healthcare-Products	4.7
Commercial Services	4.6
Healthcare-Services	4.6
Pharmaceuticals	4.5
Telecommunications	4.1
Oil & Gas	4.0
Computers	2.5
Food	2.4
Internet	2.3
Semiconductors	2.3
Electronics	2.3
Electric	2.3
Distribution/Wholesale	1.9
Total	86.3%
5 Largest Security Positions
Issuer	% of Net Assets
First Quantum Minerals Ltd.	2.5%
SAP S.E.	2.5
Accenture PLC - Class A	2.5
Kao Corp.	2.5
Oracle Corp.	2.4
Total	12.4%

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
JOHCM GLOBAL INCOME BUILDER FUND
SCHEDULES OF INVESTMENTS
March 31, 2019 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	50.6%
Advertising	1.2%
Omnicom Group, Inc.		6,610	$482,464
Publicis Groupe S.A.		7,085	379,339
WPP PLC		16,055	169,545
			1,031,348
Agriculture	0.9%
Philip Morris International Inc.		8,926	788,969
Auto Manufacturers	0.6%
Daimler A.G. - REG		9,349	547,958
Banks	2.1%
BB&T Corp.		19,293	897,703
Intesa Sanpaolo S.p.A.		258,389	629,260
Lloyds Banking Group PLC		352,181	285,035
			1,811,998
Beverages	0.6%
Diageo PLC		13,312	544,073
Building Materials	1.6%
Cie de Saint-Gobain		14,773	535,429
HeidelbergCement A.G.		12,306	885,681
			1,421,110
Chemicals	0.7%
Air Products & Chemicals, Inc.		1,433	273,646
Linde PLC		1,812	318,785
			592,431
Commercial Services	2.3%
Bureau Veritas S.A.		12,498	293,010
G4S PLC		273,193	652,930
ISS A/S		16,389	498,659
Loomis AB - Class B		6,866	236,318
SGS S.A. - REG		132	328,492
			2,009,409
Cosmetics/Personal Care	1.3%
Colgate-Palmolive Co.		6,478	444,002
Unilever PLC		11,472	656,688
			1,100,690
Diversified Financial Services	1.0%
Azimut Holding S.p.A.		29,587	502,817
Julius Baer Group Ltd.(a)		10,321	416,986
			919,803
Electric	0.7%
Duke Energy Corp.		6,369	573,210
Electronics	0.5%
Honeywell International, Inc.		2,832	450,062

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
JOHCM GLOBAL INCOME BUILDER FUND
SCHEDULES OF INVESTMENTS
March 31, 2019 (Unaudited)

	Percentage of Net Assets	Shares	Value
Engineering & Construction	0.5%
Bouygues S.A.		12,118	$432,949
Food	4.1%
Danone S.A.		14,997	1,155,564
Nestle S.A. - REG		14,767	1,407,370
Sligro Food Group N.V.		16,672	597,523
Sysco Corp.		6,387	426,396
			3,586,853
Food Service	1.1%
Compass Group PLC		25,059	588,955
Elior Group S.A.(b)		27,628	369,731
			958,686
Home Builders	1.7%
Berkeley Group Holdings (The) PLC		9,354	449,435
Sekisui House Ltd.		64,200	1,061,215
			1,510,650
Insurance	1.2%
Allianz S.E. - REG		4,858	1,080,519
Internet	0.4%
Facebook, Inc. - Class A(a)		2,252	375,386
Investment Companies	0.9%
Groupe Bruxelles Lambert S.A.		2,761	268,275
Investor AB - Class B		11,470	516,547
			784,822
Lodging	0.5%
Mandarin Oriental International Ltd.		224,700	438,165
Machinery-Diversified	1.2%
Deere & Co.		1,611	257,502
FANUC Corp.		1,600	272,562
Flowserve Corp.		6,338	286,097
Rockwell Automation, Inc.		1,594	279,683
			1,095,844
Media	0.7%
ALTICE EUROPE N.V.(a)		45,639	119,849
NOS SGPS S.A.		75,615	483,480
			603,329
Mining	1.5%
Agnico Eagle Mines Ltd.		6,590	286,665
Franco-Nevada Corp.		3,591	269,227
Fresnillo PLC		16,954	192,288
Newmont Mining Corp.		7,145	255,577
Royal Gold, Inc.		3,111	282,883
			1,286,640

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
JOHCM GLOBAL INCOME BUILDER FUND
SCHEDULES OF INVESTMENTS
March 31, 2019 (Unaudited)

	Percentage of Net Assets	Shares	Value
Miscellaneous Manufacturing	1.4%
3M Co.		3,666	$761,721
Smiths Group PLC		22,990	429,687
			1,191,408
Oil & Gas	3.9%
ConocoPhillips		4,918	328,228
Exxon Mobil Corp.		7,829	632,583
Phillips 66		5,783	550,368
Royal Dutch Shell PLC - Class B		33,986	1,074,756
TOTAL S.A.		14,696	816,349
			3,402,284
Oil & Gas Services	0.5%
Schlumberger Ltd.		10,137	441,669
Packing & Containers	0.3%
Mayr Melnhof Karton A.G.		1,927	241,668
Pharmaceuticals	2.9%
GlaxoSmithKline PLC		46,901	975,425
Pfizer, Inc.		18,152	770,915
Sanofi		9,127	806,157
			2,552,497
Real Estate	2.7%
Hang Lung Properties Ltd.		489,000	1,193,541
Hongkong Land Holdings Ltd.		84,300	599,373
Hysan Development Co. Ltd.		109,000	583,883
			2,376,797
Real Estate Investment Trusts	3.9%
Columbia Property Trust, Inc.		42,086	947,356
Frasers Commercial Trust		735,800	803,530
JBG SMITH Properties		13,291	549,583
Weyerhaeuser Co.		40,861	1,076,278
			3,376,747
Retail	1.1%
Cie Financiere Richemont S.A. - REG		6,530	475,708
Tiffany & Co.		4,556	480,886
			956,594
Semiconductors	1.2%
Maxim Integrated Products, Inc.		6,283	334,067
Texas Instruments, Inc.		6,464	685,637
			1,019,704

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
JOHCM GLOBAL INCOME BUILDER FUND
SCHEDULES OF INVESTMENTS
March 31, 2019 (Unaudited)

	Percentage of Net Assets	Shares	Value
Software	2.8%
Microsoft Corp.		10,590	$1,248,985
Oracle Corp.		22,743	1,221,526
			2,470,511
Telecommunications	2.1%
KDDI Corp.		44,786	963,770
Verizon Communications, Inc.		15,563	920,240
			1,884,010
Transportation	0.5%
Kuehne + Nagel International A.G. - REG		3,097	424,856
TOTAL COMMON STOCKS (Cost $44,023,898)			44,283,649

	Percentage of Net Assets	Principal Amount	Value
CORPORATE BONDS	27.7%
Banks	2.2%
JPMorgan Chase & Co.,
2.55%, 10/29/20		$600,000	$598,404
(Variable, ICE LIBOR USD 3M + 2.58%)
4.63%, 11/01/22(c)		750,000	697,500
Wells Fargo Bank N.A.
2.60%, 01/15/21		600,000	598,274
			1,894,178
Commercial Services	1.9%
Service Corp. International,
5.38%, 05/15/24		250,000	256,563
4.63%, 12/15/27		550,000	546,562
Sotheby’s(b)
4.88%, 12/15/25		900,000	874,125
			1,677,250
Distribution/Wholesale	0.8%
Performance Food Group, Inc.(b)
5.50%, 06/01/24		700,000	706,125
Electrical Component & Equipments	1.1%
Energizer Holdings, Inc.,
5.50%, 06/15/25(b)		400,000	395,872
6.38%, 07/15/26(b)		550,000	563,750
			959,622

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
JOHCM GLOBAL INCOME BUILDER FUND
SCHEDULES OF INVESTMENTS
March 31, 2019 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Entertainment	0.5%
Live Nation Entertainment, Inc.,
4.88%, 11/01/24(b)		$200,000	$201,250
5.63%, 03/15/26(b)		250,000	258,125
			459,375
Food	4.5%
Ingles Markets, Inc.
5.75%, 06/15/23		350,000	356,562
Pilgrim’s Pride Corp.,
5.75%, 03/15/25(b)		650,000	656,500
5.88%, 09/30/27(b)		250,000	251,875
Post Holdings, Inc.,
5.50%, 03/01/25(b)		250,000	252,813
5.75%, 03/01/27(b)		400,000	401,500
5.63%, 01/15/28(b)		300,000	297,750
US Foods, Inc.(b)
5.88%, 06/15/24		1,670,000	1,705,487
			3,922,487
Food Service	1.8%
Aramark Services, Inc.(b)
5.00%, 02/01/28		1,550,000	1,543,614
Healthcare-Services	3.4%
Charles River Laboratories International, Inc.(b)
5.50%, 04/01/26		250,000	259,375
DaVita, Inc.,
5.75%, 08/15/22		100,000	101,875
5.00%, 05/01/25		1,150,000	1,101,988
HCA, Inc.
5.88%, 03/15/22		500,000	536,395
Tenet Healthcare Corp.
4.63%, 07/15/24		1,000,000	1,001,550
			3,001,183
Household Products/Wares	2.4%
ACCO Brands Corp.(b)
5.25%, 12/15/24		500,000	490,000
Central Garden & Pet Co.
5.13%, 02/01/28		1,450,000	1,330,375
Spectrum Brands, Inc.
5.75%, 07/15/25		250,000	251,875
			2,072,250

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
JOHCM GLOBAL INCOME BUILDER FUND
SCHEDULES OF INVESTMENTS
March 31, 2019 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Media	3.1%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.13%, 05/01/27(b)		$450,000	$452,813
5.00%, 02/01/28(b)		400,000	394,460
CSC Holdings LLC,
6.63%, 10/15/25(b)		250,000	265,000
5.38%, 02/01/28(b)		1,175,000	1,177,937
Time Warner Cable LLC
5.00%, 02/01/20		400,000	406,628
			2,696,838
Oil & Gas Services	0.1%
Apergy Corp.
6.38%, 05/01/26		125,000	126,563
Packing & Containers	3.6%
Ball Corp.
4.00%, 11/15/23		1,200,000	1,209,000
Berry Global, Inc.,
6.00%, 10/15/22		200,000	206,000
4.50%, 02/15/26(b)		800,000	760,160
Plastipak Holdings, Inc.(b)
6.25%, 10/15/25		1,050,000	981,750
			3,156,910
Pharmaceuticals	1.3%
CVS Health Corp.
3.35%, 03/09/21		1,150,000	1,158,765
Pipelines	1.0%
DCP Midstream L.P.
(Variable, ICE LIBOR USD 3M + 5.15%)(c)
7.38%, 12/15/22		850,000	834,063
TOTAL CORPORATE BONDS (Cost $24,071,157)			24,209,223

	Percentage of Net Assets	Shares	Value
EXCHANGE TRADED FUNDS	1.9%
SPDR Gold Shares		13,697	1,671,171
TOTAL EXCHANGE TRADED FUNDS (Cost $1,677,480)			1,671,171

	Percentage of Net Assets	Principal Amount	Value
FOREIGN ISSUER BONDS	10.7%
Agriculture	1.0%
BAT International Finance PLC,
2.75%, 06/15/20(b)		350,000	348,656
3.95%, 06/15/25(b)		500,000	501,066
			849,722

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM GLOBAL INCOME BUILDER FUND

SCHEDULES OF INVESTMENTS

March 31, 2019 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Banks	3.0%
Credit Suisse Group A.G.
(Variable, USD Swap 5Y + 4.33%)(b)(c)
7.25%, 09/12/25		$1,000,000	$1,003,750
Intesa Sanpaolo S.p.A.(b)
5.02%, 06/26/24		650,000	628,283
UBS Group Funding Switzerland A.G.
(Variable, USD Swap 5Y + 4.34%)(c)
7.00%, 01/31/24		1,000,000	1,015,498
			2,647,531
Beverages	1.6%
Bacardi Ltd.(b)
4.70%, 05/15/28		1,390,000	1,389,746
Food	1.1%
JBS USA LUX S.A./JBS USA Finance, Inc.(b)
6.75%, 02/15/28		900,000	931,500
Media	0.2%
Altice Luxembourg S.A.(b)
7.75%, 05/15/22		200,000	200,000
Oil & Gas	1.4%
Precision Drilling Corp.(b)
7.13%, 01/15/26		1,250,000	1,239,454
Pharmaceuticals	1.3%
Bausch Health Cos., Inc.(b)
5.75%, 08/15/27		600,000	615,180
Teva Pharmaceutical Finance Netherlands III B.V.
1.70%, 07/19/19		500,000	498,314
			1,113,494
Telecommunications	1.1%
Altice France S.A.(b)
8.13%, 02/01/27		200,000	202,250
Vodafone Group PLC
4.13%, 05/30/25		800,000	815,290
			1,017,540
TOTAL FOREIGN ISSUER BONDS (Cost $9,267,719)			$9,388,987

	Percentage of Net Assets	Shares	Value
PREFERRED STOCKS	0.4%
Pipelines	0.4%
DCP Midstream L.P.
(Variable, ICE LIBOR USD 3M + 4.88%), 7.95% (c)		6,000	148,500
DCP Midstream L.P.
(Variable, ICE LIBOR USD 3M + 4.92%), 7.88% (c)		6,000	145,980
			294,480
TOTAL PREFERRED STOCKS (Cost $288,056)			294,480

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM GLOBAL INCOME BUILDER FUND

SCHEDULES OF INVESTMENTS

March 31, 2019 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
U.S. TREASURY OBLIGATIONS	5.1%
U.S. Treasury Notes	5.1%
2.50%, 01/31/21		3,000,000	$3,010,314
2.50%, 02/28/21		1,400,000	1,405,414
			4,415,728
TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,399,197)			4,415,728

	Percentage of Net Assets	Shares	Value
SHORT-TERM INVESTMENTS	3.6%
Northern Institutional Treasury Portfolio (Premier Class), 2.29%		2,961,419	3,181,819
TOTAL SHORT-TERM INVESTMENTS (Cost $3,181,819)			3,181,819
TOTAL INVESTMENTS
(Cost $86,909,326)	100.0%		87,445,057
NET OTHER ASSETS (LIABILITIES)	0.0%		16,038
NET ASSETS	100.0%		$87,461,095

(a)	Non-income producing security.

(b)	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

(c)	Floating rate security. The rate presented is the rate in effect at March 31, 2019, and the related index and spread are shown parenthetically for each security.

Abbreviations:

REG – Registered

At March 31, 2019, the Fund had outstanding forward foreign currency exchange contracts as follows:

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Goldman Sachs	Euro	3,523,974	United States Dollar	3,992,181	06/18/2019	$12,299
Total						$12,299

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM GLOBAL INCOME BUILDER FUND

SCHEDULES OF INVESTMENTS

March 31, 2019 (Unaudited)

At March 31, 2019, the JOHCM Global Income Builder Fund’s investments were concentrated in the following countries:

Country Allocation	Percentage of Net Assets
United States	58.1%
United Kingdom	7.7
Switzerland	5.8
France	5.7
Hong Kong	3.2
Germany	2.9
Canada	2.8
Japan	2.6
Netherlands	2.6
Italy	2.0
Bermuda	1.6
Brazil	1.1
Singapore	0.9
Sweden	0.9
Denmark	0.6
Portugal	0.5
Belgium	0.3
Austria	0.3
Luxembourg	0.2
Mexico	0.2
Total	100.0%
5 Largest Security Positions
Issuer	% of Net Assets
U.S. Treasury Notes	3.5%
US Foods, Inc.	2.0
SPDR Gold Shares	1.9
Aramark Services, Inc.	1.8
Nestle S.A. - REG	1.6
Total	10.8%

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
JOHCM INTERNATIONAL OPPORTUNITIES FUND
SCHEDULES OF INVESTMENTS
March 31, 2019 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	81.8%
Finland	5.7%
Nokian Renkaat OYJ		2,055	$68,787
Wartsila OYJ Abp		3,764	60,737
			129,524
France	10.1%
Capgemini S.E.		480	58,205
Safran S.A.		627	85,983
Sanofi		932	82,321
			226,509
Germany	6.9%
Bayer A.G. - REG		245	15,830
CECONOMY A.G.(a)		1,390	7,391
Henkel A.G. & Co. KGaA		757	71,967
SAP S.E.		519	59,965
			155,153
Hong Kong	1.9%
China Mobile Ltd.		4,310	43,924
Italy	5.1%
Enel S.p.A.		17,829	114,078
Japan	14.3%
Ain Holdings, Inc.		696	52,249
Mitsubishi Electric Corp.		3,451	44,293
Nabtesco Corp.		1,184	34,453
Nippon Telegraph & Telephone Corp.		1,490	63,227
Qol Holdings Co. Ltd.		3,400	46,262
Sugi Holdings Co. Ltd.		1,837	80,803
			321,287
Netherlands	4.1%
Royal Dutch Shell PLC - Class B		1,505	47,593
Wolters Kluwer N.V.		675	45,961
			93,554
Portugal	3.8%
Galp Energia SGPS S.A.		5,392	86,372
Switzerland	6.0%
Ferguson PLC		1,204	76,588
Roche Holding A.G. (Genusschein)		210	57,860
			134,448
United Kingdom	21.1%
Compass Group PLC		3,829	89,992
Experian PLC		1,388	37,584
Johnson Matthey PLC		866	35,439
National Grid PLC		5,135	56,902
Rio Tinto PLC		1,002	58,219
RSA Insurance Group PLC		10,324	68,281

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
JOHCM INTERNATIONAL OPPORTUNITIES FUND
SCHEDULES OF INVESTMENTS
March 31, 2019 (Unaudited)

	Percentage of Net Assets	Shares	Value
Sage Group (The) PLC		6,883	$62,861
Unilever N.V. - CVA		1,138	66,100
			475,378
United States	2.8%
Philip Morris International Inc.		704	62,227
TOTAL COMMON STOCKS (Cost $1,766,953)			1,842,454
TOTAL INVESTMENTS
(Cost $1,766,953)	81.8%		1,842,454
NET OTHER ASSETS (LIABILITIES)	18.2%		409,466
NET ASSETS	100.0%		$2,251,920

(a)	Non-income producing security.

Abbreviations:

REG – Registered

At March 31, 2019 the industry sectors for the JOHCM International Opportunities Fund were:

Sector Allocation	% of Net Assets
Communication Services	4.8%
Consumer Discretionary	7.4
Consumer Staples	16.9
Energy	5.9
Financials	3.0
Health Care	6.9
Industrials	17.1
Information Technology	8.0
Materials	4.2
Utilities	7.6
Total	81.8%

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
JOHCM INTERNATIONAL OPPORTUNITIES FUND
SCHEDULES OF INVESTMENTS
March 31, 2019 (Unaudited)

Market Exposure
Equity Securities	% of Net Assets
Pharmaceuticals	7.0%
Retail	6.0
Oil & Gas	5.9
Software	5.5
Electric	5.1
Telecommunications	4.7
Food Service	4.0
Aerospace/Defense	3.8
Distribution/Wholesale	3.4
Household Products/Wares	3.2
Auto Parts & Equipment	3.0
Insurance	3.0
Cosmetics/Personal Care	2.9
Agriculture	2.8
Miscellaneous Manufacturing	2.7
Computers	2.6
Mining	2.6
Gas	2.5
Healthcare-Services	2.3
Media	2.0
Machinery-Construction & Mining	2.0
Commercial Services	1.7
Chemicals	1.6
Machinery-Diversified	1.5
Total	81.8%
5 Largest Security Positions
Issuer	% of Net Assets
Enel S.p.A.	5.1%
Compass Group PLC	4.0
Galp Energia SGPS S.A.	3.9
Safran S.A.	3.8
Sanofi	3.7
Total	20.5%

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
JOHCM INTERNATIONAL SELECT FUND
SCHEDULES OF INVESTMENTS
March 31, 2019 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	88.9%
Australia	6.9%
BHP Group Ltd.		6,975,251	$190,632,389
Newcrest Mining Ltd.		10,909,783	197,613,000
South32 Ltd.		66,350,211	175,727,641
			563,973,030
Canada	2.5%
First Quantum Minerals Ltd.		18,090,043	205,084,111
China	2.1%
Momo, Inc. - ADR(a)		4,552,465	174,086,262
Denmark	2.6%
Orsted A/S(b)		2,781,444	210,800,305
France	4.3%
L’Oreal S.A.		692,496	186,278,418
TOTAL S.A.		3,001,262	166,717,288
			352,995,706
Germany	6.2%
Deutsche Boerse A.G.		1,313,443	168,404,446
SAP S.E.		1,771,426	204,671,010
Siemens A.G. - REG		1,283,882	138,172,278
			511,247,734
Hong Kong	2.4%
Hong Kong Exchanges & Clearing Ltd.		5,528,810	192,699,624
Ireland	4.5%
ICON PLC(a)		1,290,982	176,322,322
Medtronic PLC		2,123,239	193,384,608
			369,706,930
Israel	2.4%
Check Point Software Technologies Ltd.(a)		1,523,305	192,682,849
Japan	32.5%
CyberAgent, Inc.		4,937,077	201,126,975
Japan Exchange Group, Inc.		10,601,500	188,728,318
Kao Corp.		2,677,900	210,646,325
KDDI Corp.		7,147,900	153,818,835
Mitsubishi Corp.		5,938,642	164,715,199
Mitsui & Co. Ltd.		9,765,400	151,419,651
Nippon Telegraph & Telephone Corp.		4,100,100	173,985,115
NTT DOCOMO, Inc.		6,977,200	154,331,912
ORIX Corp.		10,205,692	146,367,838
PeptiDream, Inc.(a)		4,081,654	199,976,371
Recruit Holdings Co. Ltd.		6,370,200	181,685,484
SBI Holdings, Inc.		8,445,544	187,915,831
Sekisui House Ltd.		9,706,900	160,453,314

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
JOHCM INTERNATIONAL SELECT FUND
SCHEDULES OF INVESTMENTS
March 31, 2019 (Unaudited)

	Percentage of Net Assets	Shares	Value
Takeda Pharmaceutical Co. Ltd.		4,871,200	$198,706,986
Terumo Corp.		6,445,600	196,572,480
			2,670,450,634
Netherlands	6.6%
Koninklijke Ahold Delhaize N.V.		6,642,473	176,779,586
Koninklijke DSM N.V.		1,805,723	196,804,366
Royal Dutch Shell PLC - Class B		5,385,040	170,293,757
			543,877,709
New Zealand	2.4%
a2 Milk Co. Ltd.(a)		20,643,436	199,640,216
Spain	2.2%
Amadeus IT Group S.A.		2,286,616	183,141,827
Switzerland	2.5%
Lonza Group A.G. - REG(a)		654,777	203,058,135
United Kingdom	6.6%
BP PLC		23,938,153	174,130,533
IHS Markit Ltd.(a)		3,157,730	171,717,357
Rio Tinto PLC		3,398,454	197,457,999
			543,305,889
United States	2.2%
Accenture PLC - Class A		1,022,894	180,049,802
TOTAL COMMON STOCKS (Cost $6,079,231,925)			7,296,800,763
TOTAL INVESTMENTS
(Cost $6,079,231,925)	88.9%		7,296,800,763
NET OTHER ASSETS (LIABILITIES)	11.1%		913,095,853
NET ASSETS	100.0%		$8,209,896,616

(a)	Non-income producing security.

(b)	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

Abbreviations:

ADR – American Depositary Receipt

REG – Registered

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
JOHCM INTERNATIONAL SELECT FUND
SCHEDULES OF INVESTMENTS
March 31, 2019 (Unaudited)

At March 31, 2019 the industry sectors for the JOHCM International Select Fund were:

Sector Allocation	% of Net Assets
Communication Services	10.4%
Consumer Discretionary	2.0
Consumer Staples	9.4
Energy	6.2
Financials	10.8
Health Care	14.2
Industrials	9.8
Information Technology	9.3
Materials	14.2
Utilities	2.6
Total	88.9%

Market Exposure
Equity Securities	% of Net Assets
Mining	11.8%
Diversified Financial Services	10.8
Healthcare-Products	7.3
Software	6.8
Oil & Gas	6.2
Telecommunications	5.9
Cosmetics/Personal Care	4.9
Computers	4.6
Healthcare-Services	4.5
Food	4.5
Commercial Services	4.3
Distribution/Wholesale	3.8
Electric	2.6
Pharmaceuticals	2.4
Chemicals	2.4
Internet	2.4
Home Builders	2.0
Miscellaneous Manufacturing	1.7
Total	88.9%
5 Largest Security Positions
Issuer	% of Net Assets
Orsted A/S	2.6%
Kao Corp.	2.6
First Quantum Minerals Ltd.	2.5
SAP S.E.	2.5
Lonza Group A.G. - REG	2.5
Total	12.7%

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
JOHCM INTERNATIONAL SMALL CAP EQUITY FUND
SCHEDULES OF INVESTMENTS
March 31, 2019 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	96.9%
Australia	1.6%
GWA Group Ltd.		1,688,487	$3,812,534
Canada	4.4%
Heroux-Devtek, Inc.(a)		344,711	4,096,240
Laurentian Bank of Canada		110,431	3,350,902
ShawCor Ltd.		197,280	2,953,996
			10,401,138
China	2.7%
Greatview Aseptic Packaging Co. Ltd.		5,726,000	3,493,977
Yestar Healthcare Holdings Co. Ltd.		12,447,500	2,917,649
			6,411,626
Denmark	2.5%
Brodrene Hartmann A/S		60,187	2,622,567
Royal Unibrew A/S		45,074	3,325,320
			5,947,887
Finland	1.4%
Vaisala OYJ - Class A		168,426	3,381,880
France	5.7%
Coface S.A.		384,249	3,396,527
IPSOS		119,077	2,981,386
Lectra		149,978	3,625,525
Robertet S.A.		5,892	3,595,487
			13,598,925
Germany	4.1%
Gerresheimer A.G.		47,631	3,579,815
KWS Saat S.E.		48,675	3,363,433
SAF-Holland S.A.		246,288	2,817,990
			9,761,238
Hong Kong	7.8%
Mandarin Oriental International Ltd.		1,635,150	3,188,543
Pico Far East Holdings Ltd.		7,666,000	3,115,248
Sitoy Group Holdings Ltd.		12,048,000	2,701,225
SmarTone Telecommunications Holdings Ltd.		2,784,500	3,025,724
Vinda International Holdings Ltd.		1,844,000	3,565,872
Wasion Holdings Ltd.		5,685,000	2,976,497
			18,573,109
Ireland	2.9%
Grafton Group PLC		335,173	3,533,841
Irish Continental Group PLC		605,614	3,277,852
			6,811,693
Italy	2.3%
Banca IFIS S.p.A.		149,299	2,463,575
Biesse S.p.A.		136,322	2,963,574
			5,427,149

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
JOHCM INTERNATIONAL SMALL CAP EQUITY FUND
SCHEDULES OF INVESTMENTS
March 31, 2019 (Unaudited)

	Percentage of Net Assets	Shares	Value
Japan	16.8%
Ariake Japan Co. Ltd.		66,300	$3,541,424
Daiseki Co. Ltd.		139,800	3,394,404
EPS Holdings, Inc.		186,100	3,099,708
Fujitec Co. Ltd.		253,100	2,797,505
Kintetsu World Express, Inc.		190,300	2,894,936
Mani, Inc.		82,400	4,022,232
Rion Co. Ltd.		192,100	3,534,169
Sakata Seed Corp.		98,300	3,339,344
SHO-BOND Holdings Co. Ltd.		49,900	3,327,267
Tayca Corp.		177,100	4,076,352
Transcosmos, Inc.		144,300	2,811,005
Tsubakimoto Chain Co.		84,400	3,008,030
			39,846,376
Mexico	1.4%
Genomma Lab Internacional S.A.B. de C.V. - Series B(a)		4,635,546	3,336,308
Netherlands	2.6%
Corbion N.V.		107,192	3,222,503
Sligro Food Group N.V.		83,596	2,996,073
			6,218,576
Norway	1.4%
Borregaard ASA		339,206	3,362,583
South Korea	2.7%
Choong Ang Vaccine Laboratory		191,252	3,074,927
SK Materials Co. Ltd.		21,486	3,210,312
			6,285,239
Sweden	8.7%
Ahlstrom-Munksjo OYJ		215,227	3,297,946
Avanza Bank Holding AB		67,270	2,886,938
BioGaia AB - Class B		81,071	3,971,889
Cloetta AB - Class B		1,238,895	3,198,077
IAR Systems Group AB		146,276	4,090,624
Thule Group AB(b)		142,472	3,218,044
			20,663,518
Switzerland	6.7%
Bobst Group S.A. - REG		48,066	2,908,337
Burckhardt Compression Holding A.G.		10,823	2,945,551
Gurit Holding A.G. - Bearer		3,494	3,266,798
LEM Holding S.A. - REG		2,746	3,529,882
Valiant Holding A.G. - REG		28,811	3,310,046
			15,960,614
Taiwan	6.9%
Merida Industry Co. Ltd.		700,000	3,906,491
Paiho Shih Holdings Corp.		2,384,456	3,299,656
Sinmag Equipment Corp.		749,667	2,918,838

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
JOHCM INTERNATIONAL SMALL CAP EQUITY FUND
SCHEDULES OF INVESTMENTS
March 31, 2019 (Unaudited)

	Percentage of Net Assets	Shares	Value
Tong Yang Industry Co. Ltd.		2,398,000	$3,077,202
TOPBI International Holdings Ltd.		1,161,150	3,270,155
			16,472,342
Thailand	2.3%
Sahamitr Pressure Container PCL - REG		8,272,600	2,789,249
Vanachai Group PCL - REG		14,851,900	2,620,786
			5,410,035
United Kingdom	12.0%
A.G. Barr PLC		302,534	3,179,866
Bloomsbury Publishing PLC		1,286,834	3,821,365
Dart Group PLC		332,408	3,435,417
Genus PLC		120,941	3,496,935
Gooch & Housego PLC		199,551	3,378,768
Porvair PLC		639,389	4,580,248
Stallergenes Greer PLC(a)		90,840	3,719,342
SThree PLC		798,144	2,796,370
			28,408,311
TOTAL COMMON STOCKS (Cost $229,839,326)			230,091,081
TOTAL INVESTMENTS
(Cost $229,839,326)	96.9%		230,091,081
NET OTHER ASSETS (LIABILITIES)	3.1%		7,293,429
NET ASSETS	100.0%		$237,384,510

(a)	Non-income producing security.
(b)	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

Abbreviations:

REG – Registered

At March 31, 2019 the industry sectors for the JOHCM International Small Cap Equity Fund were:

Sector Allocation	% of Net Assets
Communication Services	5.5%
Consumer Discretionary	10.7
Consumer Staples	11.2
Energy	1.2
Financials	6.5
Health Care	14.6
Industrials	23.3
Information Technology	10.0
Materials	13.9
Total	96.9%

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
JOHCM INTERNATIONAL SMALL CAP EQUITY FUND
SCHEDULES OF INVESTMENTS
March 31, 2019 (Unaudited)

Market Exposure
Equity Securities	% of Net Assets
Chemicals	7.4%
Pharmaceuticals	7.2
Miscellaneous Manufacturing	6.4
Machinery-Diversified	6.2
Food	5.4
Packing & Containers	5.3
Apparel	3.9
Leisure Time	3.0
Agriculture	2.9
Electronics	2.9
Banks	2.8
Telecommunications	2.7
Beverages	2.7
Software	2.7
Transportation	2.6
Auto Parts & Equipment	2.5
Commercial Services	2.5
Building Materials	2.3
Diversified Financial Services	2.2
Healthcare-Products	1.7
Aerospace/Defense	1.7
Internet	1.7
Media	1.6
Retail	1.5
Cosmetics/Personal Care	1.5
Airlines	1.5
Engineering & Construction	1.4
Insurance	1.4
Environmental Control	1.4
Forest Products & Paper	1.4
Advertising	1.3
Oil & Gas Services	1.3
Energy-Alternate Sources	1.3
Healthcare-Services	1.3
Lodging	1.3
Total	96.9%
5 Largest Security Positions
Issuer	% of Net Assets
Porvair PLC	2.0%
Heroux-Devtek, Inc.	1.8
IAR Systems Group AB	1.7
Tayca Corp.	1.7
Mani, Inc.	1.7
Total	8.9%

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
JOHCM US SMALL MID CAP EQUITY FUND
SCHEDULES OF INVESTMENTS
March 31, 2019 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	96.3%
Canada	1.5%
Encana Corp.		15,534	$112,466
Ireland	4.5%
Allegion PLC		2,074	188,133
Jazz Pharmaceuticals PLC(a)		1,052	150,383
			338,516
Netherlands	1.8%
Wright Medical Group N.V.(a)		4,418	138,946
United Kingdom	2.9%
Nomad Foods Ltd.(a)		10,709	218,999
United States	85.6%
Benefitfocus, Inc.(a)		3,129	154,948
BioMarin Pharmaceutical, Inc.(a)		1,094	97,180
Burlington Stores, Inc.(a)		985	154,330
Carbon Black, Inc.(a)		9,391	131,004
CommVault Systems, Inc.(a)		2,446	158,354
CONMED Corp.		1,442	119,946
First American Financial Corp.		4,259	219,338
First Republic Bank		1,964	197,303
FMC Corp.		1,899	145,881
ForeScout Technologies, Inc.(a)		4,256	178,369
Great Western Bancorp, Inc.		3,865	122,095
HD Supply Holdings, Inc.(a)		3,946	171,059
Helmerich & Payne, Inc.		1,797	99,841
Heska Corp.(a)		1,681	143,087
HubSpot, Inc.(a)		664	110,363
IBERIABANK Corp.		1,532	109,860
Jacobs Engineering Group, Inc.		2,650	199,253
Jones Lang LaSalle, Inc.		1,149	177,153
Leidos Holdings, Inc.		3,125	200,281
Martin Marietta Materials, Inc.		781	157,122
Masco Corp.		5,317	209,011
MasTec, Inc.(a)		4,434	213,275
MGM Growth Properties LLC - Class A		4,260	137,385
Monolithic Power Systems, Inc.		559	75,739
Mosaic (The) Co.		4,832	131,962
Pacira Pharmaceuticals, Inc.(a)		2,059	78,366
Post Holdings, Inc.(a)		1,532	167,601
Rapid7, Inc.(a)		3,267	165,343
Raymond James Financial, Inc.		2,410	193,788
Sabre Corp.		7,844	167,783
SEI Investments Co.		1,762	92,064
Service Corp. International		3,720	149,358
ServiceMaster Global Holdings, Inc.(a)		3,304	154,297

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
JOHCM US SMALL MID CAP EQUITY FUND
SCHEDULES OF INVESTMENTS
March 31, 2019 (Unaudited)

	Percentage of Net Assets	Shares	Value
SVB Financial Group(a)		757	$168,327
Syneos Health, Inc.(a)		3,668	189,856
Tableau Software, Inc. - Class A(a)		827	105,261
Tapestry, Inc.		5,142	167,064
Terex Corp.		4,739	152,264
Tiffany & Co.		1,789	188,829
Toll Brothers, Inc.		2,944	106,573
Woodward, Inc.		2,175	206,386
Zayo Group Holdings, Inc.(a)		6,987	198,571
			6,465,870
TOTAL COMMON STOCKS (Cost $6,452,985)			7,274,797
TOTAL INVESTMENTS
(Cost $6,452,985)	96.3%		7,274,797
NET OTHER ASSETS (LIABILITIES)	3.7%		278,745
NET ASSETS	100.0%		$7,553,542

(a)	Non-income producing security.

At March 31, 2019 the industry sectors for the JOHCM US Small Mid Cap Equity Fund were:

Sector Allocation	% of Net Assets
Communication Services	2.6%
Consumer Discretionary	12.2
Consumer Staples	5.1
Energy	2.8
Financials	14.6
Health Care	12.1
Industrials	17.7
Information Technology	19.2
Materials	5.8
Real Estate	4.2
Total	96.3%

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
JOHCM US SMALL MID CAP EQUITY FUND
SCHEDULES OF INVESTMENTS
March 31, 2019 (Unaudited)

Market Exposure
Equity Securities	% of Net Assets
Computers	9.0%
Banks	7.9
Software	7.1
Retail	6.7
Commercial Services	6.2
Engineering & Construction	5.4
Electronics	5.2
Food	5.1
Building Materials	4.9
Pharmaceuticals	4.9
Diversified Financial Services	3.8
Chemicals	3.7
Healthcare-Products	3.4
Insurance	2.9
Oil & Gas	2.8
Telecommunications	2.6
Healthcare-Services	2.5
Real Estate	2.4
Distribution/Wholesale	2.3
Machinery-Construction & Mining	2.0
Real Estate Investment Trusts	1.8
Home Builders	1.4
Biotechnology	1.3
Semiconductors	1.0
Total	96.3%
5 Largest Security Positions
Issuer	% of Net Assets
First American Financial Corp.	2.9%
Nomad Foods Ltd.	2.9
MasTec, Inc.	2.8
Masco Corp.	2.8
Woodward, Inc.	2.8
Total	14.2%

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
JOHCM FUNDS
STATEMENTS OF ASSETS & LIABILITIES
March 31, 2019 (Unaudited)

	JOHCM Asia Ex-Japan Equity Fund	JOHCM Emerging Markets Opportunities Fund	JOHCM Emerging Markets Small Mid Cap Equity Fund	JOHCM Global Equity Fund
Assets:
Investments, at cost	$58,510,752	$480,019,657	$22,863,517	$301,364,833
Investments, at value	58,859,037	510,482,470	24,370,933	391,780,973
Cash	711,338	20,309,149	987,348	61,179,213
Foreign currency (Cost: $18,993, $284, $105,132, $252,274, $252,958, $0, $2,413,763, $37,147 and $0, respectively)	18,992	284	117,160	252,274
Receivable for interest	—	—	—	—
Receivable for dividends	93,640	1,701,679	40,567	2,280,849
Reclaims receivable	—	64,240	4,400	546,612
Receivable for investments sold	174,070	186,941	51,507	279,783
Receivable for capital shares sold	—	319,856	—	16,961
Receivable from service providers	57,703	15,837	18,424	16,633
Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	—
Prepaid expenses	15,484	44,118	24,069	19,428
Total Assets	59,930,264	533,124,574	25,614,408	456,372,726
Liabilities:
Due to custodian	—	—	—	—
Securities purchased payable	54,850	—	616,155	560,896
Capital shares redeemed payable	—	184,874	—	816,891
Distributions payable to shareholders	—	—	—	—
Investment advisory fees payable	54,039	461,517	27,072	362,563
Investment advisory fee recoupment	—	—	—	7,175
Accounting and Administration fees payable	347,035	536,938	163,653	372,671
Distribution (Rule 12b-1) fees payable	1,701	11,076	42	16,744
Regulatory and Compliance fees payable	750	6,646	315	5,772
Trustee fees payable	85	—	—	—
Deferred foreign capital gains tax payable	—	82,114	—	—
Accrued expenses and other payables	53,402	23,788	31,720	35,799
Total Liabilities	511,862	1,306,953	838,957	2,178,511
Net Assets	$59,418,402	$531,817,621	$24,775,451	$454,194,215
Net Assets:
Paid in capital	$77,893,160	$511,428,211	$26,022,269	$342,842,454
Distributable earnings (loss)	(18,474,758)	20,389,410	(1,246,818)	111,351,761
Net Assets	$59,418,402	$531,817,621	$24,775,451	$454,194,215
Net Assets:
Class I	$19,385,200	$99,999,303	$493,982	$199,871,449
Class II	114,364	13,229,333	—	—
Institutional Class	39,918,838	418,588,985	24,281,469	254,322,766
Share of Common Stock Outstanding:
Class I	2,182,719	8,994,051	41,733	12,487,518
Class II	12,949	1,190,303	—	—
Institutional Class	4,504,853	37,562,654	2,048,782	15,865,059
Net Asset Value per Share:
Class I	$8.88	$11.12	$11.84	$16.01
Class II	8.83	11.11	—	—
Institutional Class	8.86	11.14	11.85	16.03

See Notes to Financial Statements.

JOHCM Global Income Builder Fund	JOHCM International Opportunities Fund	JOHCM International Select Fund	JOHCM International Small Cap Equity Fund	JOHCM US Small Mid Cap Equity Fund

$86,909,326	$1,766,953	$6,079,231,925	$229,839,326	$6,452,985
87,445,057	1,842,454	7,296,800,763	230,091,081	7,274,797
—	410,613	937,229,933	2,760,816	264,784

250,987	—	2,413,760	37,185	—
429,125	—	—	—	—
126,363	9,834	55,236,040	907,424	7,255
56,358	2,758	18,001,284	432,366	29
30,337	65,347	7,308,332	4,734,669	—
—	—	9,922,484	34,622	—
113,788	128,167	235,079	9,154	140,827

12,299	—	—	—	—
2,891	10	52,862	28,173	34,321
88,467,205	2,459,183	8,327,200,537	239,035,490	7,722,013

—	2,270	—	—	—
637,692	30,697	99,586,096	1,180,623	—
3,510	—	5,588,171	546	—
142,184	—	—	—	—
46,661	1,427	6,105,040	211,629	5,410
—	—	—	3,701	—
163,782	158,981	5,541,388	228,850	158,897
483	—	122,451	3,332	1
1,053	29	103,757	3,049	96
—	—	—	—	—
—	—	—	—	—
10,745	13,859	257,018	19,250	4,067
1,006,110	207,263	117,303,921	1,650,980	168,471
$87,461,095	$2,251,920	$8,209,896,616	$237,384,510	$7,553,542

$87,272,880	$2,155,004	$7,074,247,816	$237,457,979	$6,659,982
188,215	96,916	1,135,648,800	(73,469)	893,560
$87,461,095	$2,251,920	$8,209,896,616	$237,384,510	$7,553,542

$5,691,576	$—	$7,625,222,243	$35,074,035	$15,058
—	—	584,674,373	1,625,700	—
81,769,519	2,251,920	—	200,684,775	7,538,484

582,161	—	333,305,649	3,170,885	1,320
—	—	25,521,240	146,134	—
8,364,208	216,033	—	18,174,451	658,197

$9.78	$—	$22.88	$11.06	$11.41
—	—	22.91	11.12	—
9.78	10.42	—	11.04	11.45

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
JOHCM FUNDS
STATEMENTS OF OPERATIONS
For the six months ended March 31, 2019 (Unaudited)

	JOHCM Asia Ex-Japan Equity Fund	JOHCM Emerging Markets Opportunities Fund	JOHCM Emerging Markets Small Mid Cap Equity Fund	JOHCM Global Equity Fund
Investment Income:
Dividend income (Net of foreign withholding tax of $32,032, $580,746, $16,532, $205,351, $1,147, $2,211, $7,159,290, $173,038 and $93)	$645,693	$2,855,512	$109,494	$4,702,086
Interest income	15,997	41,353	1,181	129,122
Total investment income	661,690	2,896,865	110,675	4,831,208
Operating expenses:
Investment advisory	644,850	2,527,930	151,901	2,130,034
Distribution (Rule 12b-1) fees - Class I	11,180	45,148	282	92,042
Distribution (Rule 12b-1) fees - Class II	503	14,545	—	—
Accounting and Administration	157,197	273,366	81,438	176,391
Investment advisory recoupment	—	138	—	7,175
Regulatory and Compliance	9,065	36,940	1,792	34,392
Risk Officer	729	2,487	123	2,383
Trustees	1,096	3,648	179	3,495
Registration	31,746	45,484	12,039	27,398
Other	42,812	34,368	16,321	32,381
Total expenses before reductions	899,178	2,984,054	264,075	2,505,691
Expenses reduced by Service Providers	(414,318)	(7,223)	(83,861)	(6,727)
Net expenses	484,860	2,976,831	180,214	2,498,964
Net investment income (loss)	176,830	(79,966)	(69,539)	2,332,244
Realized and Unrealized Gains (Losses) from
Investment Activities:
Net realized gains (losses) from investment transactions	(27,788,079)	(9,328,456)	(2,320,484)	23,296,976
Net realized gains (losses) from foreign currency transactions	262,808	(94,371)	(14,369)	(49,755)
Net realized gains (losses) from forward foreign currency exchange contracts	—	—	—	—
Change in unrealized appreciation (depreciation) on investments(a)	15,973,588	19,998,125	2,491,548	(27,546,796)
Change in unrealized appreciation (depreciation) on foreign currency	407	(54,629)	(548)	243
Change in unrealized depreciation on forward foreign currency exchange contracts	—	—	—	—
Net realized and unrealized gains (losses) from investment activities	(11,551,276)	10,520,669	156,147	(4,299,332)
Change in Net Assets Resulting from Operations	$(11,374,446)	$10,440,703	$86,608	$(1,967,088)

(a)	Net of the change in deferred foreign capital gains taxes of $0, $(82,114), $0, $0, $0, $0, $0, $0 and $0, respectively.

See Notes to Financial Statements.

JOHCM Global Income Builder Fund	JOHCM International Opportunities Fund	JOHCM International Select Fund	JOHCM International Small Cap Equity Fund	JOHCM US Small Mid Cap Equity Fund

$367,237	$32,753	$94,111,101	$1,985,305	$35,528
495,747	843	2,817,561	—	477
862,984	33,596	96,928,662	1,985,305	36,005

148,846	8,079	34,271,258	1,191,913	30,332
2,720	—	—	19,492	7
—	—	680,382	1,983	—
82,837	79,828	2,789,172	114,686	79,547
—	—	—	3,701	—
3,386	138	590,787	17,431	551
185	10	40,215	1,201	38
275	14	58,683	1,752	55
17,939	5,497	79,614	26,451	10,358
7,469	4,715	426,410	20,321	4,898
263,657	98,281	38,936,521	1,398,931	125,786
(67,132)	(88,694)	(115,532)	(3,406)	(90,453)
196,525	9,587	38,820,989	1,395,525	35,333
666,459	24,009	58,107,673	589,780	672

(208,308)	(474)	(2,593,141)	382,400	76,218

22,821	112	(858,165)	25,819	—

96,935	—	—	—	—

1,249,329	(41,794)	(208,064,465)	(28,856,535)	(358,430)

(1,230)	19	397,195	(6,884)	—

(15,226)	—	—	—	—

1,144,321	(42,137)	(211,118,576)	(28,455,200)	(282,212)
$1,810,780	$(18,128)	$(153,010,903)	$(27,865,420)	$(281,540)

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
JOHCM FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
For the six months ended March 31, 2019 (Unaudited) and the year ended September 30, 2018

	JOHCM Asia Ex-Japan Equity Fund		JOHCM Emerging Markets Opportunities Fund		JOHCM Emerging Markets Small Mid Cap Equity Fund
	2019(a)	2018	2019(a)	2018	2019(a)	2018
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$176,830	$2,428,814	$(79,966)	$5,267,874	$(69,539)	$140,165
Net realized gains (losses) from investments and foreign currency transactions	(27,525,271)	41,351,215	(9,422,827)	21,064,849	(2,334,853)	(212,696)
Change in unrealized appreciation (depreciation) on investments and foreign currency	15,973,995	(73,178,287)	19,943,496	(38,208,785)	2,491,000	(2,327,848)
Change in net assets resulting from operations	(11,374,446)	(29,398,258)	10,440,703	(11,876,062)	86,608	(2,400,379)
Dividends paid to shareholders:
From distributable earnings Class I	(3,236,979)	—	(3,842,442)	—	(2,137)	—
Class II	(118,400)	—	(312,740)	—	—	—
Institutional Class	(31,141,269)	—	(16,260,686)	—	(116,205)	—
From net investment income
Class I	—	(131,009)	—	(446,818)	—	(2,078)
Class II	—	(1,877)	—	(28,497)	—	—
Institutional Class	—	(1,465,531)	—	(1,836,657)	—	(74,806)
From net realized gains
Class I	—	(411,858)	—	(2,423,373)	—	(24,445)
Class II	—	(9,710)	—	(179,891)	—	—
Institutional Class	—	(3,665,652)	—	(8,986,661)	—	(820,460)
Total dividends paid to shareholders	(34,496,648)	(5,685,637)	(20,415,868)	(13,901,897)	(118,342)	(921,789)
Capital Transactions:
Change in net assets from capital transactions from Class I transactions	(8,967,312)	1,475,382	3,025,442	33,228,985	(237,082)	715,773
Change in net assets from capital transactions from Class II transactions	(197,228)	(397,607)	4,492,294	2,795,496	—	—
Change in net assets from capital transactions from Institutional Class transactions	(105,867,458)	(79,674,498)	38,549,676	138,538,461	200,449	19,894,754
Change in net assets from capital transactions	(115,031,998)	(78,596,723)	46,067,412	174,562,942	(36,633)	20,610,527
Change in net assets	(160,903,092)	(113,680,618)	36,092,247	148,784,983	(68,367)	17,288,359
Net assets:
Beginning of period	220,321,494	334,002,112	495,725,374	346,940,391	24,843,818	7,555,459
End of period	$59,418,402	$220,321,494	$531,817,621	$495,725,374	$24,775,451	$24,843,818

(a)	The Funds adopted the U.S. Securities and Exchange Commission (“SEC”) Disclosure Update and Simplification as stated in the notes to these financial statements.
(b)	For the period from November 29, 2017, commencement of operations, to September 30, 2018.

See Notes to Financial Statements.

JOHCM Global Equity Fund		JOHCM Global Income Builder Fund		JOHCM International Opportunities Fund		JOHCM International Select Fund
2019(a)	2018	2019(a)	2018(b)	2019(a)	2018	2019(a)	2018

$2,332,244	$2,743,103	$666,459	$906,704	$24,009	$41,884	$58,107,673	$85,399,681

23,247,221	33,000,695	(88,552)	(215,167)	(362)	33,425	(3,451,306)	38,812,778

(27,546,553)	25,946,746	1,232,873	(688,973)	(41,775)	(34,301)	(207,667,270)	485,375,557

(1,967,088)	61,690,544	1,810,780	2,564	(18,128)	41,008	(153,010,903)	609,588,016

(7,485,630)	—	(93,379)	—	—	—	(102,099,543)	—
—	—	—	—	—	—	(6,729,003)	—
(10,781,494)	—	(685,035)	—	(40,554)	—	—	—

—	(951,490)	—	(153,445)	—	—	—	(76,557,040)
—	—	—	—	—	—	—	(3,244,089)
—	(1,480,707)	—	(750,302)	—	(58,035)	—	—

—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	(75,121)	—	—

(18,267,124)	(2,432,197)	(778,414)	(903,747)	(40,554)	(133,156)	(108,828,546)	(79,801,129)

16,063,220	(53,464,825)	132,906	5,672,790	—	—	251,668,353	1,036,001,552

—	—	—	—	—	—	48,847,975	123,753,398

(66,587,764)	15,203,181	52,573,736	28,950,480	34,953	113,667	—	—

(50,524,544)	(38,261,644)	52,706,642	34,623,270	34,953	113,667	300,516,328	1,159,754,950
(70,758,756)	20,996,703	53,739,008	33,722,087	(23,729)	21,519	38,676,879	1,689,541,837

524,952,971	503,956,268	33,722,087	—	2,275,649	2,254,130	8,171,219,737	6,481,677,900
$454,194,215	$524,952,971	$87,461,095	$33,722,087	$2,251,920	$2,275,649	$8,209,896,616	$8,171,219,737

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
JOHCM FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
For the six months ended March 31, 2019 (Unaudited) and the year ended September 30, 2018

	JOHCM International Small Cap Equity Fund		JOHCM US Small Mid Cap Equity Fund
	2019(a)	2018	2019(a)	2018
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$589,780	$2,822,244	$672	$(2,572)
Net realized gains from investments and foreign currency transactions	408,219	9,678,890	76,218	1,085,314
Change in unrealized appreciation (depreciation) on investments and foreign currency	(28,863,419)	(3,448,520)	(358,430)	232,559
Change in net assets resulting from operations	(27,865,420)	9,052,614	(281,540)	1,315,301
Dividends paid to shareholders:
From distributable earnings
Class I	(2,357,615)	—	(2,137)	—
Class II	(90,907)	—	—	—
Institutional Class	(10,990,066)	—	(1,066,125)	—
From net investment income
Class I	—	(434,914)	—	—
Class II	—	(7,785)	—	—
Institutional Class	—	(1,333,453)	—	(2,524)
From net realized gains
Class I	—	(488,683)	—	(741)
Class II	—	(9,432)	—	—
Institutional Class	—	(1,359,549)	—	(370,009)
Total dividends paid to shareholders	(13,438,588)	(3,633,816)	(1,068,262)	(373,274)
Capital Transactions:
Change in net assets from capital transactions from Class I transactions	(4,435,697)	(18,594,895)	2,065	(7,031)
Change in net assets from capital transactions from Class II transactions	404,176	214,135	—	—
Change in net assets from capital transactions from Institutional Class transactions	14,620,327	52,774,979	1,030,033	361,421
Change in net assets from capital transactions	10,588,806	34,394,219	1,032,098	354,390
Change in net assets	(30,715,202)	39,813,017	(317,704)	1,296,417
Net assets:
Beginning of period	268,099,712	228,286,695	7,871,246	6,574,829
End of period	$237,384,510	$268,099,712	$7,553,542	$7,871,246

(a)	The Funds adopted the U.S. Securities and Exchange Commission (“SEC”) Disclosure Update and Simplification as stated in the notes to these financial statements.

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

FINANCIAL HIGHLIGHTS

For the periods indicated

	Class I
JOHCM Asia Ex-Japan Equity Fund	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Period Ended September 30, 2014(a)
Net asset value, beginning of period	$10.71		$12.25	$11.20	$9.91	$10.13	$10.27
Income (loss) from investment operations:
Net investment income(b)	0.01		0.10	0.05	0.05	0.13	0.04
Net realized and unrealized gains (losses) from investments	0.06		(1.46)	1.05	1.28	(0.33)	(0.18)
Total from investment operations	0.07		(1.36)	1.10	1.33	(0.20)	(0.14)
Less distributions paid:
From net investment income	(0.11)		(0.04)	(0.05)	(0.04)	(0.02)	—
From net realized gains	(1.79)		(0.14)	—	—	—	—
Total distributions paid	(1.90)		(0.18)	(0.05)	(0.04)	(0.02)	—
Change in net asset value	(1.83)		(1.54)	1.05	1.29	(0.22)	(0.14)
Net asset value, end of period	$8.88		$10.71	$12.25	$11.20	$9.91	$10.13
Total return(c)	2.69%		(11.27%)	9.99%	13.54%	(2.00%)	(1.36%)
Ratios/Supplemental data:
Net assets, end of period (000’s)	$19,385		$32,108	$35,351	$35,645	$26,531	$296
Ratio of net expenses to average net assets	0.90	%(d)	1.31%	1.39%	1.38%	1.33%	1.39	%(d)
Ratio of net investment income to average net assets	0.29	%(d)	0.83%	0.49%	0.54%	1.25%	1.41	%(d)
Ratio of gross expenses to average net assets	1.70	%(d)	1.40%	1.40%	1.40%	1.41%	4.62	%(d)
Portfolio turnover rate(e)	26.42	%(c)	51.14%	49.25%	24.68%	140.09%	20.98	%(c)

(a)	For the period from June 26, 2014, commencement of operations, to September 30, 2014.

(b)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.

(e)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

FINANCIAL HIGHLIGHTS

For the periods indicated

	Class II
JOHCM Asia Ex-Japan Equity Fund	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Period Ended September 30, 2014(a)
Net asset value, beginning of period	$10.67		$12.21	$11.16	$9.88	$10.13	$10.27
Income (loss) from investment operations:
Net investment income(b)	0.01		0.05	0.04	0.03	0.04	0.04
Net realized and unrealized gains (losses) from investments	0.05		(1.42)	1.05	1.28	(0.27)	(0.18)
Total from investment operations	0.06		(1.37)	1.09	1.31	(0.23)	(0.14)
Less distributions paid:
From net investment income	(0.11)		(0.03)	(0.04)	(0.03)	(0.02)	—
From net realized gains	(1.79)		(0.14)	—	—	—	—
Total distributions paid	(1.90)		(0.17)	(0.04)	(0.03)	(0.02)	—
Change in net asset value	(1.84)		(1.54)	1.05	1.28	(0.25)	(0.14)
Net asset value, end of period	$8.83		$10.67	$12.21	$11.16	$9.88	$10.13
Total return(c)	2.54%		(11.43%)	9.84%	13.35%	(2.31%)	(1.36%)
Ratios/Supplemental data:
Net assets, end of period (000’s)	$114		$424	$847	$767	$777	$296
Ratio of net expenses to average net assets	1.05	%(d)	1.47%	1.54%	1.50%	1.41%	1.54	%(d)
Ratio of net investment income to average net assets	0.14	%(d)	0.41%	0.36%	0.31%	0.39%	1.26	%(d)
Ratio of gross expenses to average net assets	1.90	%(d)	1.54%	1.55%	1.55%	1.51%	4.77	%(d)
Portfolio turnover rate(e)	26.42	%(c)	51.14%	49.25%	24.68%	140.09%	20.98	%(c)

(a)	For the period from June 26, 2014, commencement of operations, to September 30, 2014.

(b)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.

(e)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

FINANCIAL HIGHLIGHTS

For the periods indicated

	Institutional Class
JOHCM Asia Ex-Japan Equity Fund	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Period Ended September 30, 2014(a)
Net asset value, beginning of period	$10.71		$12.26	$11.20	$9.91	$10.13	$10.00
Income (loss) from investment operations:
Net investment income(b)	0.01		0.09	0.06	0.09	0.07	0.05
Net realized and unrealized gains (losses) from investments	0.07		(1.44)	1.06	1.25	(0.27)	0.08
Total from investment operations	0.08		(1.35)	1.12	1.34	(0.20)	0.13
Less distributions paid:
From net investment income	(0.14)		(0.06)	(0.06)	(0.05)	(0.02)	—
From net realized gains	(1.79)		(0.14)	—	—	—	—
Total distributions paid	(1.93)		(0.20)	(0.06)	(0.05)	(0.02)	—
Change in net asset value	(1.85)		(1.55)	1.06	1.29	(0.22)	0.13
Net asset value, end of period	$8.86		$10.71	$12.26	$11.20	$9.91	$10.13
Total return(c)	2.78%		(11.27%)	10.17%	13.55%	(1.99%)	1.30%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$39,919		$187,789	$297,804	$284,979	$130,654	$43,127
Ratio of net expenses to average net assets	0.80	%(d)	1.23%	1.29%	1.29%	1.29%	1.29	%(d)
Ratio of net investment income to average net assets	0.30	%(d)	0.77%	0.50%	0.87%	0.65%	0.98	%(d)
Ratio of gross expenses to average net assets	1.48	%(d)	1.29%	1.30%	1.31%	1.39%	2.61	%(d)
Portfolio turnover rate(e)	26.42	%(c)	51.14%	49.25%	24.68%	140.09%	20.98	%(c)

(a)	For the period from March 28, 2014, commencement of operations, to September 30, 2014.

(b)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.

(e)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
JOHCM FUNDS

FINANCIAL HIGHLIGHTS
For the periods indicated

	Class I
JOHCM Emerging Markets Opportunities Fund(a)	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014
Net asset value, beginning of period	$11.38		$11.96	$10.04	$9.19	$10.89	$10.27
Income (loss) from investment operations:
Net investment income (loss)(b)	(0.01)		0.14	0.10	0.19	0.19	0.23
Net realized and unrealized gains (losses) from investments	0.19		(0.27)	1.89	1.25	(1.47)	0.45
Total from investment operations	0.18		(0.13)	1.99	1.44	(1.28)	0.68
Less distributions paid:
From net investment income	(0.10)		(0.07)	(0.07)	(0.08)	(0.14)	(0.06)
From net realized gains	(0.34)		(0.38)	—	(0.51)	(0.28)	—
Total distributions paid	(0.44)		(0.45)	(0.07)	(0.59)	(0.42)	(0.06)
Change in net asset value	(0.26)		(0.58)	1.92	0.85	(1.70)	0.62
Net asset value, end of period	$11.12		$11.38	$11.96	$10.04	$9.19	$10.89
Total return(c)	2.08%		(1.30%)	20.09%	16.54%	(12.23%)	6.63%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$99,999		$99,577	$71,650	$29,446	$385	$288
Ratio of net expenses to average net assets	1.31	%(d)	1.34%	1.38%	1.37%	1.32%	1.39%
Ratio of net investment income (loss) to average net assets	(0.12	%)(d)	1.15%	0.92%	2.09%	1.74%	2.05%
Ratio of gross expenses to average net assets	1.31	%(d)	1.34%	1.38%	1.37%	1.42%	1.70%
Ratio of expense recoupment to average net assets	—	(e)	0.02%	0.01%	—	—	—
Portfolio turnover rate(f)	28.42	%(c)	31.87%	22.62%	40.75%	61.86%	52.84%

(a)	Formerly the JOHCM Emerging Markets Opportunities Fund of the Scotia Institutional Funds. See organizational note within the Notes to the Financial Statements.
(b)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Amount rounds to less 0.005%.
(f)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
JOHCM FUNDS

FINANCIAL HIGHLIGHTS
For the periods indicated

	Class II
JOHCM Emerging Markets Opportunities Fund(a)	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Period Ended September 30, 2014(b)
Net asset value, beginning of period	$11.36		$11.95	$10.03	$9.19	$10.87	$10.82
Income (loss) from investment operations:
Net investment income (loss)(c)	(0.02)		0.12	0.08	0.05	0.07	0.09
Net realized and unrealized gains (losses) from investments	0.20		(0.27)	1.90	1.38	(1.35)	0.02
Total from investment operations	0.18		(0.15)	1.98	1.43	(1.28)	0.11
Less distributions paid:
From net investment income	(0.09)		(0.06)	(0.06)	(0.08)	(0.12)	(0.06)
From net realized gains	(0.34)		(0.38)	—	(0.51)	(0.28)	—
Total distributions paid	(0.43)		(0.44)	(0.06)	(0.59)	(0.40)	(0.06)
Change in net asset value	(0.25)		(0.59)	1.92	0.84	(1.68)	0.05
Net asset value, end of period	$11.11		$11.36	$11.95	$10.03	$9.19	$10.87
Total return(d)	2.12%		(1.47%)	19.89%	16.42%	(12.18%)	1.02%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$13,229		$8,020	$5,668	$1,953	$821	$218
Ratio of net expenses to average net assets	1.47	%(e)	1.49%	1.54%	1.50%	1.36%	1.54	%(d)
Ratio of net investment income (loss) to average net assets	(0.31	%)(e)	1.01%	0.71%	0.54%	0.71%	0.99	%(d)
Ratio of gross expenses to average net assets	1.47	%(e)	1.49%	1.54%	1.56%	1.48%	1.85	%(d)
Ratio of expense recoupment to average net assets	—	(f)	0.02%	0.02%	—	—	—
Portfolio turnover rate(g)	28.42	%(d)	31.87%	22.62%	40.75%	61.86%	52.84	%(d)

(a)	Formerly the JOHCM Emerging Markets Opportunities Fund of the Scotia Institutional Funds. See organizational note within the Notes to the Financial Statements.
(b)	For the period from December 18, 2013, commencement of operations, to September 30, 2014.
(c)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Amount rounds to less 0.005%.
(g)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
JOHCM FUNDS
FINANCIAL HIGHLIGHTS
For the periods indicated

	Institutional Class
JOHCM Emerging Markets Opportunities Fund(a)	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014
Net asset value, beginning of period	$11.41		$11.99	$10.06	$9.20	$10.89	$10.27
Income (loss) from investment operations:
Net investment income (loss)(b)	(—	)(c)	0.15	0.13	0.10	0.11	0.21
Net realized and unrealized gains (losses) from investments	0.18		(0.27)	1.88	1.35	(1.38)	0.47
Total from investment operations	0.18		(0.12)	2.01	1.45	(1.27)	0.68
Less distributions paid:
From net investment income	(0.11)		(0.08)	(0.08)	(0.08)	(0.14)	(0.06)
From net realized gains	(0.34)		(0.38)	—	(0.51)	(0.28)	—
Total distributions paid	(0.45)		(0.46)	(0.08)	(0.59)	(0.42)	(0.06)
Change in net asset value	(0.27)		(0.58)	1.93	0.86	(1.69)	0.62
Net asset value, end of period	$11.14		$11.41	$11.99	$10.06	$9.20	$10.89
Total return(d)	2.09%		(1.23%)	20.21%	16.64%	(12.10%)	6.63%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$418,589		$388,129	$269,622	$110,330	$62,007	$87,642
Ratio of net expenses to average net assets	1.21	%(e)	1.24%	1.29%	1.27%	1.29%	1.29%
Ratio of net investment income to average net assets	(—	)(e),(f)	1.26%	1.23%	1.14%	0.98%	1.92%
Ratio of gross expenses to average net assets	1.21	%(e)	1.24%	1.29%	1.29%	1.38%	1.60%
Ratio of expense recoupment to average net assets	—	(f)	0.02%	0.01%	—	—	—
Portfolio turnover rate(g)	28.42	%(d)	31.87%	22.62%	40.75%	61.86%	52.84%

(a)	Formerly the JOHCM Emerging Markets Opportunities Fund of the Scotia Institutional Funds. See organizational note within the Notes to the Financial Statements.
(b)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.

(c)	Amount is less than $(0.005) per share.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Amount rounds to less 0.005%.

(g)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
JOHCM FUNDS
FINANCIAL HIGHLIGHTS

For the periods indicated

	Class I
JOHCM Emerging Markets Small Mid Cap Equity Fund	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018	Year Ended September 30, 2017	Period Ended September 30, 2016(a)
Net asset value, beginning of period	$11.85		$14.00	$11.78	$9.20
Income (loss) from investment operations:
Net investment income (loss)(b)	(0.04)		0.09	0.06	0.08
Net realized and unrealized gains (losses) from investments	0.08		(0.56)	2.38	2.50
Total from investment operations	0.04		(0.47)	2.44	2.58
Less distributions paid:
From net investment income	(0.05)		(0.13)	(0.22)	—
From net realized gains	—		(1.55)	—	—
Total distributions paid	(0.05)		(1.68)	(0.22)	—
Change in net asset value	(0.01)		(2.15)	2.22	2.58
Net asset value, end of period	$11.84		$11.85	$14.00	$11.78
Total return(c)	0.36%		(4.50%)	21.37%	28.04%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$494		$751	$149	$147
Ratio of net expenses to average net assets	1.64	%(d)	1.64%	1.64%	1.64	%(d)
Ratio of net investment income (loss) to average net assets	(0.71	%)(d)	0.69%	0.47%	1.11	%(d)
Ratio of gross expenses to average net assets	2.34	%(d)	2.65%	4.37%	5.72	%(d)
Portfolio turnover rate(e)	60.92%		127.34%	174.08%	162.74	%(c)

(a)	For the period from January 28, 2016, commencement of operations, to September 30, 2016.

(b)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
JOHCM FUNDS
FINANCIAL HIGHLIGHTS
For the periods indicated

	Institutional Class
JOHCM Emerging Markets Small Mid Cap Equity Fund	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Period Ended September 30, 2015(a)
Net asset value, beginning of period	$11.87		$14.02	$11.78	$9.91	$10.00
Income (loss) from investment operations:
Net investment income (loss)(b)	(0.03)		0.09	0.05	0.03	0.01
Net realized and unrealized gains (losses) from investments	0.07		(0.55)	2.42	2.28	(0.10)
Total from investment operations	0.04		(0.46)	2.47	2.31	(0.09)
Less distributions paid:
From net investment income	(0.06)		(0.14)	(0.23)	(0.06)	—
From net realized gains	—		(1.55)	—	(0.38)	—
Total distributions paid	(0.06)		(1.69)	(0.23)	(0.44)	—
Change in net asset value	(0.02)		(2.15)	2.24	1.87	(0.09)
Net asset value, end of period	$11.85		$11.87	$14.02	$11.78	$9.91
Total return(c)	0.36%		(4.43%)	21.59%	24.13%	(0.90%)
Ratios/Supplemental data:
Net assets, end of period (000’s)	$24,281		$24,093	$7,406	$6,114	$4,956
Ratio of net expenses to average net assets	1.54	%(d)	1.54%	1.54%	1.54%	1.54	%(d)
Ratio of net investment income (loss) to average net assets	(0.59	%)(d)	0.69%	0.40%	0.27%	0.14	%(d)
Ratio of gross expenses to average net assets	2.26	%(d)	2.48%	4.38%	4.63%	4.61	%(d)
Ratio of expense recoupment to average net assets	—		—	—	—	—
Portfolio turnover rate(e)	60.92%		127.34%	174.08%	162.74%	134.18	%(c)

(a)	For the period from December 17, 2014, commencement of operations, to September 30, 2015.

(b)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
JOHCM FUNDS
FINANCIAL HIGHLIGHTS
For the periods indicated

	Class I
JOHCM Global Equity Fund(a)	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015		Year Ended September 30, 2014
Net asset value, beginning of period	$16.73		$15.05	$13.58	$12.24	$13.77		$11.37
Income (loss) from investment operations:
Net investment income (loss)(b)	0.08		0.07	0.07	0.06	(0.05)		0.05
Net realized and unrealized gains (losses) from investments	(0.14)		1.67	1.43	1.28	(1.45)		2.38
Total from investment operations	(0.06)		1.74	1.50	1.34	(1.50)		2.43
Less distributions paid:
From net investment income	(0.17)		(0.06)	(0.03)	—	(—	)(c)	(—	)(c)
From net realized gains	(0.49)		—	—	—	(0.03)		(0.03)
Total distributions paid	(0.66)		(0.06)	(0.03)	—	(0.03)		(0.03)
Change in net asset value	(0.72)		1.68	1.47	1.34	(1.53)		2.40
Net asset value, end of period	$16.01		$16.73	$15.05	$13.58	$12.24		$13.77
Total return(d)	0.16%		11.61%	11.06%	10.95%	(10.93%)		21.40%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$199,871		$189,317	$216,867	$171,464	$62,093		$34,363
Ratio of net expenses to average net assets	1.18	%(e)	1.17%	1.18%	1.18%	1.18%		1.18%
Ratio of net investment income (loss) to average net assets	1.07	%(e)	0.39%	0.49%	0.50%	(0.33%)		0.34%
Ratio of gross expenses to average net assets	1.18	%(e)	1.17%	1.18%	1.20%	1.21%		1.52%
Ratio of expense recoupment to average net assets	—	(f)	— (f)	— (f)	—	—		—
Portfolio turnover rate(g)	14.36	%(d)	24.81%	51.44%	124.32%	87.14%		68.24%

(a)	Formerly the JOHCM Global Equity Fund of the Scotia Institutional Funds. See organizational note within the notes to the financial statements.

(b)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.

(c)	Amount was less than $0.005 per share.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Amount rounds to less 0.005%.

(g)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

FINANCIAL HIGHLIGHTS

For the periods indicated

	Institutional Class
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	March 31, 2019		September 30,	September 30,	September 30,	September 30,		September 30,
JOHCM Global Equity Fund(a)	(Unaudited)		2018	2017	2016	2015		2014
Net asset value, beginning of period	$16.76		$15.08	$13.61	$12.25	$13.78		$11.37
Income (loss) from investment operations:
Net investment income(b)	0.08		0.09	0.08	0.07	(0.03)		0.03
Net realized and unrealized gains (losses) from investments	(0.13)		1.67	1.43	1.29	(1.47)		2.41
Total from investment operations	(0.05)		1.76	1.51	1.36	(1.50)		2.44
Less distributions paid:
From net investment income	(0.19)		(0.08)	(0.04)	—	(—	)(c)	(—	)(c)
From net realized gains	(0.49)		—	—	—	(0.03)		(0.03)
Total distributions paid	(0.68)		(0.08)	(0.04)	—	(0.03)		(0.03)
Change in net asset value	(0.73)		1.68	1.47	1.36	(1.53)		2.41
Net asset value, end of period	$16.03		$16.76	$15.08	$13.61	$12.25		$13.78
Total return(d)	0.14%		11.76%	11.15%	11.10%	(10.90%)		21.49%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$254,323		$335,636	$287,089	$245,918	$161,792		$50,153
Ratio of net expenses to average net assets	1.07	%(e)	1.07%	1.08%	1.08%	1.08%		1.08%
Ratio of net investment income (loss) to average net assets	1.02	%(e)	0.57%	0.57%	0.52%	(0.18%)		0.26%
Ratio of gross expenses to average net assets	1.08	%(e)	1.07%	1.08%	1.10%	1.11%		1.52%
Ratio of expense recoupment to average net assets	—	(f)	— (f)	— (f)	—	—		—
Portfolio turnover rate(g)	14.36	%(d)	24.81%	51.44%	124.32%	87.14%		68.24%

(a)	Formerly the JOHCM Global Equity Fund of the Scotia Institutional Funds. See organizational note within the notes to the financial statements.

(b)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.

(c)	Amount was less than $0.005 per share.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.

(f)	Amount rounds to less 0.005%.

(g)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

FINANCIAL HIGHLIGHTS

For the periods indicated

	Class I
	Six Months Ended		Period Ended
	March 31, 2019		September 30,
JOHCM Global Income Builder Fund	(Unaudited)		2018 (a)
Net asset value, beginning of period	$9.71		$10.00
Income (loss) from investment operations:
Net investment income(b)	0.13		0.29
Net realized and unrealized gains (losses) from investments	0.10		(0.30)
Total from investment operations	0.23		(0.01)
Less distributions paid:
From net investment income	(0.16)		(0.28)
Total distributions paid	(0.16)		(0.28)
Change in net asset value	0.07		(0.29)
Net asset value, end of period	$9.78		$9.71
Total return(c)	2.46%		(0.06%)
Ratios/Supplemental data:
Net assets, end of period (000’s)	$5,692		$5,516
Ratio of net expenses to average net assets	0.97	%(d)	0.98	%(d)
Ratio of net investment income to average net assets	2.77	%(d)	3.50	%(d)
Ratio of gross expenses to average net assets	1.32	%(d)	1.56	%(d)
Portfolio turnover rate(e)	38.25	%(c)	41.93	%(c)

(a)	For the period from November 29, 2017, commencement of operations, to September 30, 2018.
(b)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

FINANCIAL HIGHLIGHTS

For the periods indicated

	Institutional Class
	Six Months Ended		Period Ended
	March 31, 2019		September 30,
JOHCM Global Income Builder Fund	(Unaudited)		2018(a)
Net asset value, beginning of period	$9.71		$10.00
Income (loss) from investment operations:
Net investment income(b)	0.14		0.30
Net realized and unrealized gains (losses) from investments	0.10		(0.30)
Total from investment operations	0.24		—
Less distributions paid:
From net investment income	(0.17)		(0.29)
Total distributions paid	(0.17)		(0.29)
Change in net asset value	0.07		(0.29)
Net asset value, end of period	$9.78		$9.71
Total return(c)	2.51%		0.03%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$81,770		$28,206
Ratio of net expenses to average net assets	0.87	%(d)	0.88	%(d)
Ratio of net investment income to average net assets	3.03	%(d)	3.62	%(d)
Ratio of gross expenses to average net assets	1.17	%(d)	1.47	%(d)
Portfolio turnover rate(e)	38.25	%(c)	41.93	%(c)

(a)	For the period from November 29, 2017, commencement of operations, to September 30, 2018.
(b)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
JOHCM FUNDS

FINANCIAL HIGHLIGHTS
For the periods indicated

	Institutional Class
	Six Months Ended		Year Ended	Year Ended	Period Ended
	March 31, 2019		September 30,	September 30,	September 30,
JOHCM International Opportunities Fund	(Unaudited)		2018	2017	2016 (a)
Net asset value, beginning of period	$10.71		$11.19	$9.98	$10.00
Income (loss) from investment operations:
Net investment income(b)	0.11		0.20	0.20	(—	)(c)
Net realized and unrealized gains (losses) from investments	(0.20)		(0.02)	1.09	(0.02)
Total from investment operations	(0.09)		0.18	1.29	(0.02)
Less distributions paid:
From net investment income(b)	(0.18)		(0.29)	(0.08)	—
From net realized gains	(0.02)		(0.37)	—	—
Total distributions paid	(0.20)		(0.66)	(0.08)	—
Change in net asset value	(0.29)		(0.48)	1.21	(0.02)
Net asset value, end of period	$10.42		$10.71	$11.19	$9.98
Total return(d)	(0.77%)		1.76%	13.12%	(0.20%)
Ratios/Supplemental data:
Net assets, end of period (000’s)	$2,252		$2,276	$2,254	$1,995
Ratio of net expenses to average net assets	0.89	%(e)	0.89%	0.89%	0.89	%(e)
Ratio of net investment income (loss) to average net assets	2.23	%(e)	1.86%	1.94%	(0.89	%)(e)
Ratio of gross expenses to average net assets	9.12	%(e)	8.23%	9.03%	72.58	%(e)
Portfolio turnover rate	20.14	%(f)	57.05%	68.89%	—	(d)

(a)	For the period from September 29, 2016, commencement of operations, to September 30, 2016.
(b)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(c)	Amount was less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

FINANCIAL HIGHLIGHTS

For the periods indicated

	Class I
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
JOHCM International Select Fund(a)	March 31, 2019		September 30,	September 30,	September 30,	September 30,	September 30,
	(Unaudited)		2018	2017	2016	2015	2014
Net asset value, beginning of period	$23.66		$21.92	$19.94	$17.45	$19.23	$16.97
Income (loss) from investment operations:
Net investment income(b)	0.17		0.27	0.30	0.19	0.08	0.11
Net realized and unrealized gains (losses) from investments	(0.64)		1.73	1.81	2.37	(1.09)	2.22
Total from investment operations	(0.47)		2.00	2.11	2.56	(1.01)	2.33
Less distributions paid:
From net investment income	(0.31)		(0.26)	(0.13)	(0.07)	(0.14)	(0.07)
From net realized gains	—		—	—	—	(0.63)	—
Total distributions paid	(0.31)		(0.26)	(0.13)	(0.07)	(0.77)	(0.07)
Change in net asset value	(0.78)		1.74	1.98	2.49	(1.78)	2.26
Net asset value, end of period	$22.88		$23.66	$21.92	$19.94	$17.45	$19.23
Total return(c)	(1.85%)		9.22%	10.72%	14.70%	(5.53%)	13.74%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$7,625,222		$7,619,731	$6,081,384	$4,003,594	$2,837,805	$1,309,757
Ratio of net expenses to average net assets	0.99	%(d)	1.00%	1.01%	1.01%	1.05%	1.05%
Ratio of net investment income to average net assets	1.53	%(d)	1.16%	1.49%	1.04%	0.43%	0.61%
Ratio of gross expenses to average net assets	0.99	%(d)	1.00%	1.01%	1.01%	1.05%	1.08%
Ratio of expense recoupment to average net assets	—		—	—	—	0.01%	—
Portfolio turnover rate(e)	22.46	%(c)	26.06%	34.96%	107.37%	50.86%	61.20%

(a)	Formerly the JOHCM International Select Fund of the Scotia Institutional Funds. See organizational note within the notes to the financial statements.

(b)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.

(e)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

FINANCIAL HIGHLIGHTS

For the periods indicated

	Class II
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
JOHCM International Select Fund(a)	March 31, 2019		September 30,	September 30,	September 30,	September 30,	September 30,
	(Unaudited)		2018	2017	2016	2015	2014
Net asset value, beginning of period	$23.68		$21.93	$19.96	$17.48	$19.29	$17.03
Income (loss) from investment operations:
Net investment income(b)	0.14		0.19	0.26	0.14	0.05	0.06
Net realized and unrealized gains (losses) from investments	(0.64)		1.76	1.81	2.37	(1.11)	2.24
Total from investment operations	(0.50)		1.95	2.07	2.51	(1.06)	2.30
Less distributions paid:
From net investment income	(0.27)		(0.20)	(0.10)	(0.03)	(0.12)	(0.04)
From net realized gains	—		—	—	—	(0.63)	—
Total distributions paid	(0.27)		(0.20)	(0.10)	(0.03)	(0.75)	(0.04)
Change in net asset value	(0.77)		1.75	1.97	2.48	(1.81)	2.26
Net asset value, end of period	$22.91		$23.68	$21.93	$19.96	$17.48	$19.29
Total return(c)	(2.00%)		8.97%	10.45%	14.37%	(5.77%)	13.51%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$584,674		$551,489	$400,294	$297,486	$147,322	$31,601
Ratio of net expenses to average net assets	1.24	%(d)	1.25%	1.27%	1.30%	1.30%	1.29%
Ratio of net investment income to average net assets	1.30	%(d)	0.83%	1.29%	0.78%	0.27%	0.32%
Ratio of gross expenses to average net assets	1.24	%(d)	1.25%	1.27%	1.30%	1.33%	1.29%
Ratio of expense recoupment to average net assets	—		—	0.01%	—	0.01%	—
Portfolio turnover rate(e)	22.46	%(c)	26.06%	34.96%	107.37%	50.86%	61.20%

(a)	Formerly the JOHCM International Select Fund of the Scotia Institutional Funds. See organizational note within the notes to the financial statements.
(b)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
JOHCM FUNDS

FINANCIAL HIGHLIGHTS
For the periods indicated

	Class I
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
JOHCM International Small Cap Equity Fund	March 31, 2019		September 30,	September 30,	September 30,	September 30,	September 30,
	(Unaudited)		2018	2017	2016	2015	2014(a)
Net asset value, beginning of period	$13.03		$12.75	$10.64	$9.66	$10.20	$10.43
Income (loss) from investment operations:
Net investment income(b)	0.02		0.10	0.11	0.12	0.13	0.15
Net realized and unrealized gains (losses) from investments	(1.35)		0.37	2.13	0.97	(0.50)	(0.38)
Total from investment operations	(1.33)		0.47	2.24	1.09	(0.37)	(0.23)
Less distributions paid:
From net investment income	(0.13)		(0.09)	(0.13)	(0.11)	(0.10)	—
From net realized gains	(0.51)		(0.10)	—	—	(0.07)	—
Total distributions paid	(0.64)		(0.19)	(0.13)	(0.11)	(0.17)	—
Change in net asset value	(1.97)		0.28	2.11	0.98	(0.54)	(0.23)
Net asset value, end of period	$11.06		$13.03	$12.75	$10.64	$9.66	$10.20
Total return(c)	(9.78%)		3.66%	21.30%	11.44%	(3.72%)	(2.21%)
Ratios/Supplemental data:
Net assets, end of period (000’s)	$35,074		$46,852	$62,965	$43,997	$50,759	$42,640
Ratio of net expenses to average net assets	1.31	%(d)	1.31%	1.34%	1.34%	1.34%	1.34	%(d)
Ratio of net investment income to average net assets	0.33	%(d)	0.79%	0.97%	1.17%	1.25%	1.94	%(d)
Ratio of gross expenses to average net assets	1.31	%(d)	1.32%	1.36%	1.41%	1.39%	1.54	%(d)
Ratio of expense recoupment to average net assets	—	(e)	0.02%	—	—	—	—
Portfolio turnover rate(f)	20.96	%(c)	17.61%	16.01%	39.39%	30.64%	7.06	%(c)

(a)	For the period from January 2, 2014, commencement of operations, to September 30, 2014.
(b)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Amount rounds to less 0.005%.
(f)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

FINANCIAL HIGHLIGHTS

For the periods indicated

	Class II
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
JOHCM International Small Cap Equity Fund	March 31, 2019		September 30,	September 30,	September 30,	September 30,	September 30,
	(Unaudited)		2018	2017	2016	2015	2014(a)
Net asset value, beginning of period	$13.09		$12.83	$10.70	$9.71	$10.17	$10.16
Income (loss) from investment operations:
Net investment income(b)	0.02		0.11	0.09	0.09	0.06	0.18
Net realized and unrealized gains (losses) from investments	(1.36)		0.33	2.15	1.00	(0.45)	(0.17)
Total from investment operations	(1.34)		0.44	2.24	1.09	(0.39)	0.01
Less distributions paid:
From net investment income	(0.12)		(0.08)	(0.11)	(0.10)	—	(—	)(c)
From net realized gains	(0.51)		(0.10)	—	—	(0.07)	—
Total distributions paid	(0.63)		(0.18)	(0.11)	(0.10)	(0.07)	—
Change in net asset value	(1.97)		0.26	2.13	0.99	(0.46)	0.01
Net asset value, end of period	$11.12		$13.09	$12.83	$10.70	$9.71	$10.17
Total return(d)	(9.79%)		3.43%	21.21%	11.28%	(3.87%)	0.11%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$1,626		$1,474	$1,230	$430	$449	$6,832
Ratio of net expenses to average net assets	1.46	%(e)	1.47%	1.49%	1.49%	1.49%	1.49	%(e)
Ratio of net investment income to average net assets	0.28	%(e)	0.87%	0.76%	0.94%	0.53%	1.96	%(e)
Ratio of gross expenses to average net assets	1.46	%(e)	1.47%	1.53%	1.63%	1.58%	1.73	%(e)
Ratio of expense recoupment to average net assets	—	(c)	0.02%	—	—	—	—
Portfolio turnover rate(f)	20.96	%(d)	17.61%	16.01%	39.39%	30.64%	7.06	%(d)

(a)	For the period from November 18, 2013, commencement of operations, to September 30, 2014.
(b)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(c)	Amount was less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

FINANCIAL HIGHLIGHTS

For the periods indicated

	Institutional Class
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
JOHCM International Small Cap Equity Fund	March 31, 2019		September 30,	September 30,	September 30,	September 30,	September 30,
	(Unaudited)		2018	2017	2016	2015	2014(a)
Net asset value, beginning of period	$13.02		$12.74	$10.64	$9.66	$10.19	$10.00
Income (loss) from investment operations:
Net investment income(b)	0.03		0.15	0.14	0.13	0.14	0.18
Net realized and unrealized gains (losses) from investments	(1.35)		0.33	2.10	0.97	(0.50)	0.01
Total from investment operations	(1.32)		0.48	2.24	1.10	(0.36)	0.19
Less distributions paid:
From net investment income	(0.15)		(0.10)	(0.14)	(0.12)	(0.10)	(—	)(c)
From net realized gains	(0.51)		(0.10)	—	—	(0.07)	—
Total distributions paid	(0.66)		(0.20)	(0.14)	(0.12)	(0.17)	—
Change in net asset value	(1.98)		0.28	2.10	0.98	(0.53)	0.19
Net asset value, end of period	$11.04		$13.02	$12.74	$10.64	$9.66	$10.19
Total return(d)	(9.73%)		3.73%	21.37%	11.54%	(3.58%)	1.94%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$200,685		$219,774	$164,092	$75,799	$66,304	$51,592
Ratio of net expenses to average net assets	1.21	%(e)	1.22%	1.24%	1.24%	1.24%	1.24	%(e)
Ratio of net investment income to average net assets	0.56	%(e)	1.17%	1.24%	1.29%	1.38%	1.68	%(e)
Ratio of gross expenses to average net assets	1.21	%(e)	1.22%	1.27%	1.28%	1.28%	1.73	%(e)
Ratio of expense recoupment to average net assets	—	(c)	0.02%	—	—	—	—
Portfolio turnover rate(f)	20.96	%(d)	17.61%	16.01%	39.39%	30.64%	7.06	%(d)

(a)	For the period from October 1, 2013, commencement of operations, to September 30, 2014.
(b)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(c)	Amount was less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

FINANCIAL HIGHLIGHTS

For the periods indicated

	Class I
	Six Months Ended		Year Ended	Year Ended		Year Ended	Period Ended
JOHCM US Small Mid Cap Equity Fund	March 31, 2019(a)		September 30,	September 30,		September 30,	September 30,
	(Unaudited)		2018	2017		2016	2015(a)
Net asset value, beginning of period	$14.12		$12.44	$10.61		$9.76	$10.00
Income (loss) from investment operations:
Net investment income (loss)(b)	(—	)(c)	(0.02)	(—	)(c)	(0.01)	0.01
Net realized and unrealized gains (losses) from investments	(0.79)		2.40	2.06		1.21	(0.25)
Total from investment operations	(0.79)		2.38	2.06		1.20	(0.24)
Less distributions paid:
From net investment income	—		—	—		(0.03)	—
From net realized gains	(1.92)		(0.70)	(0.23)		(0.32)	—
Total distributions paid	(1.92)		(0.70)	(0.23)		(0.35)	—
Change in net asset value	(2.71)		1.68	1.83		0.85	(0.24)
Net asset value, end of period	$11.41		$14.12	$12.44		$10.61	$9.76
Total return(d)	(3.52%)		19.93%	19.64%		12.64%	(2.40%)
Ratios/Supplemental data:
Net assets, end of period (000’s)	$15		$16	$21		$11	$10
Ratio of net expenses to average net assets	1.09	%(e)	1.09%	1.09%		1.06%	0.99	%(e)
Ratio of net investment income (loss) to average net assets	(0.08	%)(e)	(0.14%)	(0.01%)		(0.09%)	0.01	%(e)
Ratio of gross expenses to average net assets	3.62	%(e)	3.61%	3.44%		3.86%	4.18	%(e)
Portfolio turnover rate(f)	20.02	%(d)	66.46%	39.98%		72.08%	93.31	%(d)

(a)	For the period from October 31, 2014, commencement of operations, to September 30, 2015.
(b)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(c)	Amount was less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

FINANCIAL HIGHLIGHTS

For the periods indicated

	Institutional Class
	Six Months Ended		Year Ended		Year Ended		Year Ended		Period Ended
JOHCM US Small Mid Cap Equity Fund	March 31, 2019		September 30,		September 30,		September 30,		September 30,
	(Unaudited)		2018		2017		2016		2015(a)
Net asset value, beginning of period	$14.16		$12.47		$10.63		$9.76		$10.00
Income (loss) from investment operations:
Net investment income (loss)(b)	—	(c)	(—	)(c)	0.01		(—	)(c)	0.01
Net realized and unrealized gains (losses) from investments	(0.79)		2.39		2.06		1.22		(0.25)
Total from investment operations	(0.79)		2.39		2.07		1.22		(0.24)
Less distributions paid:
From net investment income	—		(—	)(c)	(—	)(c)	(0.03)		—
From net realized gains	(1.92)		(0.70)		(0.23)		(0.32)		—
Total distributions paid	(1.92)		(0.70)		(0.23)		(0.35)		—
Change in net asset value	(2.71)		1.69		1.84		0.87		(0.24)
Net asset value, end of period	$11.45		$14.16		$12.47		$10.63		$9.76
Total return(d)	(3.52%)		20.00%		19.71%		12.85%		(2.40%)
Ratios/Supplemental data:
Net assets, end of period (000’s)	$7,538		$7,856		$6,554		$5,479		$4,882
Ratio of net expenses to average net assets	0.99	%(e)	0.99%		0.99%		0.99%		0.99	%(e)
Ratio of net investment income (loss) to average net assets	0.02	%(e)	(0.03%)		0.10%		(0.02%)		0.01	%(e)
Ratio of gross expenses to average net assets	3.52	%(e)	3.51%		3.35%		3.74%		4.17	%(e)
Portfolio turnover rate(f)	20.02	%(d)	66.46%		39.98%		72.08%		93.31	%(d)

(a)	For the period from October 31, 2014, commencement of operations, to September 30, 2015.
(b)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(c)	Amount was less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
JOHCM FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2019 (Unaudited)

Advisers Investment Trust (the “Trust”) is a Delaware statutory trust operating under a Second Amended and Restated Agreement and Declaration of Trust (the “Trust Agreement”) dated June 21, 2018. The Trust was formerly an Ohio business trust, which commenced operations on December 20, 2011. On March 31, 2017, the Trust was converted to a Delaware statutory trust. As an open-end registered investment company (as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2013-08), the Trust follows accounting and reporting guidance under FASB Accounting Standards Codification (“ASC”) Topic 946, “Financial Services - Investment Companies”). The JOHCM Asia Ex-Japan Equity Fund, the JOHCM Emerging Markets Opportunities Fund, the JOHCM Emerging Markets Small Mid Cap Equity Fund, the JOHCM Global Equity Fund, the JOHCM Global Income Builder Fund, the JOHCM International Opportunities Fund, the JOHCM International Select Fund, the JOHCM International Small Cap Equity Fund, and the JOHCM US Small Mid Cap Equity Fund (referred to individually as a “Fund” and collectively as the “Funds” or the “JOHCM Funds”) are each a diversified fund and a series of the Trust. The Trust Agreement permits the Board of Trustees (the “Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest, at no par value, in separate series of the Trust. These financial statements and notes only relate to the JOHCM Funds.

Each JOHCM Fund, except for the JOHCM Emerging Markets Small Mid Cap Equity Fund, the JOHCM International Select Fund, and the JOHCM US Small Mid Cap Equity Fund, is authorized to issue three classes of shares: Class I Shares, Class II Shares, and Institutional Shares. The JOHCM International Select Fund is authorized to issue two classes of shares: Class I Shares and Class II Shares. The JOHCM Emerging Markets Small Mid Cap Equity Fund and the JOHCM US Small Mid Cap Equity Fund are authorized to issue four classes of shares: Class I Shares, Class II Shares, Class III Shares, and Institutional Shares. Each class is distinguished by the class-specific shareholder servicing and distribution (Rule 12b-1) fees incurred. As of March 31, 2019, the following classes were in operation:

Fund	Commencement Date	Investment Objective
JOHCM Asia Ex-Japan Equity Fund	Class I Shares: June 26, 2014 Class II Shares: June 26, 2014 Institutional Shares: March 28, 2014	to seek long-term capital appreciation
JOHCM Emerging Markets Opportunities Fund	Class I Shares: November 21, 2012 Class II Shares: December 18, 2013 Institutional Shares: November 21, 2012	to seek long-term capital appreciation
JOHCM Emerging Markets Small Mid Cap Equity Fund	Class I Shares: January 28, 2016 Institutional Shares: December 17, 2014	to seek long-term capital appreciation
JOHCM Global Equity Fund	Class I Shares: March 22, 2013 Institutional Shares: March 22, 2013	to seek long-term capital appreciation
JOHCM Global Income Builder Fund	Class I Shares: November 29, 2017 Institutional Shares: November 29, 2017	to seek a level of current income that is consistent with the preservation and long-term growth of capital in inflation-adjusted terms
JOHCM International Opportunities Fund	Institutional Shares: September 29, 2016	to achieve long-term total return by investing in a concentrated portfolio of international equity securities
JOHCM International Select Fund	Class I Shares: July 29, 2009 Class II Shares: March 31, 2010	to seek long-term capital appreciation
JOHCM International Small Cap Equity Fund	Class I Shares: January 2, 2014 Class II Shares: November 18, 2013 Institutional Shares: October 1, 2013	to seek long-term capital appreciation
JOHCM US Small Mid Cap Equity Fund	Class I: October 31, 2014 Institutional Shares: October 31, 2014	to seek long-term capital appreciation

ADVISERS INVESTMENT TRUST

JOHCM FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2019 (Unaudited)

Prior to November 18, 2013, the JOHCM Emerging Markets Opportunities Fund, the JOHCM Global Equity Fund, and the JOHCM International Select Fund, operated respectively as: the JOHCM Emerging Markets Opportunities Fund, the JOHCM Global Equity Fund, and the JOHCM International Select Fund (the “Predecessor Funds” or “Scotia Funds”), each a separate series of Scotia Institutional Funds. The predecessor JOHCM International Select Fund was authorized to issue two classes of shares: Class I Shares and Class II Shares. The predecessor JOHCM Emerging Markets Opportunities Fund and the JOHCM Global Equity Fund were authorized to issue three classes of shares: Institutional Shares, Class I Shares and Class II Shares. Each class was distinguished by the class specific shareholder servicing fees incurred. On November 18, 2013, the Scotia Funds were reorganized into their respective JOHCM Fund, pursuant to a Plan of Reorganization approved by the Predecessor Funds’ Board of Trustees on August 1, 2013 (the “Reorganization”). At the time of Reorganization, each Scotia Fund transferred all of its assets to the corresponding JOHCM Fund in exchange for shares of the corresponding JOHCM Fund and the JOHCM Fund’s assumption of all the liabilities of the Scotia Fund. Upon closing of the Reorganization, holders of each Predecessor Fund’s Institutional Shares, Class I Shares and Class II Shares received shares of the corresponding JOHCM Fund. The Reorganization was tax-free.

Prior to the Reorganization, the JOHCM Emerging Markets Opportunities Fund, the JOHCM Global Equity Fund, and the JOHCM International Select Fund had no net assets or operations in the Trust, and therefore, activity shown in the Financial Highlights prior to the Reorganization represents operations and changes in net assets of the respective Scotia Fund. The cost basis of the investments transferred from each Predecessor Fund was carried forward to the corresponding JOHCM Fund for accounting and tax purposes.

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust and Fund. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

A.  Significant accounting policies related to Investments are as follows:

INVESTMENT VALUATION

Investments are recorded at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the following three broad levels:

● Level 1 — quoted prices in active markets for identical assets

● Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

● Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain short-term debt securities may be valued using amortized cost. Generally, amortized cost approximates the current value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities would be reflected as Level 2 in the fair value hierarchy.

Security prices are generally provided by an independent third party pricing service approved by the Trustees as of the close of the New York Stock Exchange, normally at 4:00 p.m. Eastern Time, each business day on which the share price of the Fund are calculated. Equity securities listed or traded on a primary exchange are valued at the closing price, if available, or the last sales price on the primary exchange. If no sale occurred on the valuation date, the securities will be valued at the latest quotations as of the close of the primary exchange. Investments in other open-end registered investment companies are valued at their respective net asset value as reported by such companies. In these types of situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

ADVISERS INVESTMENT TRUST
JOHCM FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2019 (Unaudited)

Debt and other fixed income securities, if any, are generally valued at an evaluated price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques, which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term debt securities of sufficient credit quality that mature within sixty days may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

When the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), a Fund’s Fair Value Committee may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision of the Trustees. In addition, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when a Fund’s net asset value is calculated. The Fund identify possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party pricing service to fair value their international equity securities.

In the fair value situations noted above,while the Trust’s valuation policy is intended to result in a calculation of each Fund’s net asset value that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined pursuant to these guidelines would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold, and these differences could be material to the financial statements. Depending on the source and relative significance of the valuation inputs in these instances, the instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of March 31, 2019 in valuing each Fund’s investments based upon the three fair value levels defined above:

Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
JOHCM Asia Ex-Japan Equity Fund
Common stocks:
Thailand	$2,082,637	$1,669,774	$—	$3,752,411
Other*	53,298,146	—	—	53,298,146
Total common stocks	$55,380,783	$1,669,774	$—	$57,050,557
Equity-Linked Securities	—	1,808,480	—	1,808,480
Total Investments	$55,380,783	$3,478,254	$—	$58,859,037
JOHCM Emerging Markets Opportunities Fund
Common stocks:
United Arab Emirates	$—	$15,443,749	$—	$15,443,749
Other*	484,246,422	—	—	484,246,422
Total common stocks	$484,246,422	$15,443,749	$—	$499,690,171
Preferred stocks*	10,792,299	—	—	10,792,299
Total Investments	$495,038,721	$15,443,749	$—	$510,482,470
JOHCM Emerging Markets Small Mid Cap Equity Fund
Common stocks:
Thailand	$51,075	$464,129	$—	$515,204
United Arab Emirates	—	119,399	—	119,399
Other*	22,655,350	—	—	22,655,350
Total common stocks	$22,706,425	$583,528	$—	$23,289,953

ADVISERS INVESTMENT TRUST
JOHCM FUNDS

NOTES TO FINANCIAL STATEMENTS
March 31, 2019 (Unaudited)

Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Preferred stocks*	$338,178	$—	$—	$338,178
Equity-Linked Securities*	—	742,802	—	742,802
Total Investments	$23,044,603	$1,326,330	$—	$24,370,933
JOHCM Global Equity Fund
Common stocks*	$391,780,973	$—	$—	$391,780,973
Total Investments	$391,780,973	$—	$—	$391,780,973
JOHCM Global Income Builder Fund
Common stocks*	$44,283,649	$—	$—	$44,283,649
Corporate Bonds*	—	24,209,223	—	24,209,223
Foreign Issuer Bonds*	—	9,388,987	—	9,388,987
Exchange Traded Funds*	1,671,171	—	—	1,671,171
Preferred stocks*	294,480	—	—	294,480
U.S. Treasury Obligations*	—	4,415,728	—	4,415,728
Short-Term Investments	3,181,819	—	—	3,181,819
Total Investments	$49,431,119	$38,013,938	$—	$87,445,057
Other Financial Instruments
Assets
Unrealized appreciation on forward currency exchange contracts	$—	$12,299	$—	$12,299
Total Other Financial Instruments	$—	$12,299	$—	$12,299
JOHCM International Opportunities Fund
Common stocks*	$1,842,454	$—	$—	$1,842,454
Total Investments	$1,842,454	$—	$—	$1,842,454
JOHCM International Select Fund
Common stocks*	$7,296,800,763	$—	$—	$7,296,800,763
Total Investments	$7,296,800,763	$—	$—	$7,296,800,763
JOHCM International Small Cap Equity Fund
Common stocks:
Thailand	$—	$5,410,035	$—	$5,410,035
Other*	224,681,046	—	—	224,681,046
Total common stocks	$224,681,046	$5,410,035	$—	$230,091,081
Total Investments	$224,681,046	$5,410,035	$—	$230,091,081
JOHCM US Small Mid Cap Equity Fund
Common stocks*	$7,274,797	$—	$—	$7,274,797
Total Investments	$7,274,797	$—	$—	$7,274,797

*	See additional categories in the Schedule of Investments.

As of March 31, 2019 there were no Level 3 securities held by the Funds. There were no transfers to or from Level 3 during the six months ended March 31, 2019.

ADVISERS INVESTMENT TRUST
JOHCM FUNDS

NOTES TO FINANCIAL STATEMENTS
March 31, 2019 (Unaudited)

EQUITY-LINKED SECURITIES

The Funds may invest in equity-linked securities, also known as participation notes. The Funds may use these instruments as an alternate means to gain exposure to what is generally an emerging securities market, such as countries in which it does not have local accounts. These instruments represent interests in securities listed on certain foreign exchanges, and thus present similar risks to investing directly in such equity securities. These instruments are generally issued by the associates of foreign-based foreign brokerages and domestic institutional brokerages. Accordingly, the equity-linked securities also expose investors to counterparty risk, which is the risk that the entity issuing the note may not be able to honor its financial commitments.

At March 31, 2019, the Funds held equity-linked securities issued by counterparties as follows:

			% of
Fund	Counterparty	Fair value	Net Assets
JOHCM Asia Ex-Japan Equity Fund	CLSA Global Markets Pte Ltd.	1,808,480	3.1%
JOHCM Emerging Markets Small Mid Cap Fund	CLSA Global Markets Pte Ltd.	742,802	3.0%

CURRENCY TRANSACTIONS

The functional and reporting currency for the Funds are the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in Net realized and unrealized gains (losses) from investment activities on the Statements of Operations. The Funds may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains or losses arising from sales of spot foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in Net realized gains (losses) from foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in Change in unrealized appreciation (depreciation) on foreign currency on the Statements of Operations.

The Fund may engage in spot currency transactions for the purpose of foreign security settlement and operational processes. Certain Funds are authorized to enter into forward foreign currency exchange contracts, for the purchase or sale of a specific foreign currency at a specified exchange rate on a future date as a hedge against either specific transactions or portfolio positions, or as a cross-hedge transaction or for speculative purposes. The objective of a Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of a Fund’s foreign currency denominated securities will decline in value due to change in foreign currency exchange rates. Changes in foreign currency exchange rates will affect the value of a Fund’s securities and the price of a Fund’s shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also may have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

All forward foreign currency exchange contracts are marked-to-market daily at the applicable exchange rates. Any unrealized gains or losses are recorded in Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts in the Statements of Operations. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Realized gains or losses, if any, are included in Net realized gains (losses) on forward foreign exchange contracts in the Statement of Operations.

Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The Funds bear the market risk from changes in forward foreign currency exchange rates and the credit risk if the counterparty to the contract fails to perform.

ADVISERS INVESTMENT TRUST
JOHCM FUNDS

NOTES TO FINANCIAL STATEMENTS
March 31, 2019 (Unaudited)

The institutions that deal in forward foreign currency exchange contracts are not required to continue to make markets in the currencies they trade and these markets can experience periods of illiquidity.

Below are the types of derivatives by primary risk exposure as presented in the Statements of Assets & Liabilities as of March 31, 2019:

		Assets		Liabilities
Fund	Contract Type	Statement of Assets Location	Value	Statement of Liabilities Location	Value
JOHCM Global Income Builder Fund	Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	$12,299	Unrealized depreciation on forward foreign currency exchange contracts	$—

As of March 31, 2019, gross amounts of assets and liabilities for forward foreign exchange contracts not offset in the Statements of Assets and Liabilities are as follows:

			Gross Amounts Not Offset in the Statements of Assets & Liabilities
Fund	Counterparty	Gross Amounts of Assets Presented in Statement of Assets & Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
JOHCM Global Income Builder Fund	GoldmanSachs	$12,299	$—	$—	$12,299

The following table, set forth by primary risk exposure, displays the Fund’s realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the period ended March 31, 2019:

Fund	Contract Type	Statement of Operations Location	Amount of Realized Gain (Loss) on Derivative Contracts
JOHCM Global Income Builder Fund	Foreign exchange contracts	Net realized gains (losses) on forward foreign currency exchange contracts	$96,935

Fund	Contract Type	Statement of Operations Location	Change in Unrealized Appreciation (Depreciation) on Derivative Contracts
JOHCM Global Income Builder Fund	Foreign exchange contracts	Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	$(15,226)

Volume of derivative activity for the period ended March 31, 2019*:

	Foreign Exchange Contracts
Fund	Number of Trades	Average Notional Amount
JOHCM Global Income Builder Fund	5	$1,599,078

* Activity for the period is measured by number of trades during the period and average notional amount for foreign currency exchange.

ADVISERS INVESTMENT TRUST
JOHCM FUNDS

NOTES TO FINANCIAL STATEMENTS
March 31, 2019 (Unaudited)

INVESTMENT TRANSACTIONS AND INCOME

Investment transactions are accounted for no later than one business day after trade date. For financial reporting purposes, investments are reported as of the trade date. The Fund determines the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recognized on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available.

ALLOCATIONS

Expenses directly attributable to a fund in the Trust are charged to that fund, while expenses that are attributable to more than one fund in the Trust are allocated among the applicable funds on a pro-rata basis to each adviser’s series of funds based on relative net assets or another reasonable basis. Expenses incurred which do not specifically relate to an individual JOHCM Fund are allocated among all Funds in the JOHCM Funds in proportion to each Fund’s relative net assets or other reasonable basis. Certain expenses that arise in connection with a class of shares are charged to that class of shares.

The investment income, expenses (other than class-specific expenses charged to a class), and realized/unrealized gains/losses on investments are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized/unrealized gains/losses are incurred.

DIVIDENDS AND DISTRIBUTIONS

Distributions of dividends from net investment income, if any, are declared and paid as follows:

Declaration and Payment Frequency
JOHCM Asia Ex-Japan Equity Fund	Annually
JOHCM Emerging Markets Opportunities Fund	Annually
JOHCM Emerging Markets Small Mid Cap Equity Fund	Annually
JOHCM Global Equity Fund	Annually
JOHCM Global Income Builder Fund	Daily/Monthly
JOHCM International Opportunities Fund	Annually
JOHCM International Select Fund	Annually
JOHCM International Small Cap Equity Fund	Annually
JOHCM US Small Mid Cap Equity Fund	Annually

The Funds intend to distribute their net realized long-term capital gains and their net realized short-term capital gains at least once a year.

Distributions from net investment income and from net realized capital gain are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. treatment of certain dividend distributions, gains/losses, return of capital etc.), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Distributions to shareholders that exceed net investment income and net realized capital gains for tax purposes are reported as return of capital.

FEDERAL INCOME TAX INFORMATION

No provision is made for Federal income taxes as each Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and distribute substantially all of its net investment income and net realized capital gain in accordance with the Code.

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

NOTES TO FINANCIAL STATEMENTS

March 31, 2019 (Unaudited)

The Funds analyzed all open tax years, as defined by the Statute of Limitations, for all major jurisdictions that remain subject to examination. The Funds’ Federal tax returns for the tax years ended September 30, 2015 through September 30, 2018, as applicable, remain subject to examination by the Internal Revenue Service. Interest or penalties incurred, if any, on future unknown or uncertain tax positions taken by the Funds will be recorded as interest expense on the Statement of Operations.

Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

NEW AND AMENDED FINANCIAL REPORTING RULES AND FORMS

In August 2018, the SEC adopted amendments to certain disclosure requirements that have become duplicative, overlapping, or outdated in light of other Commission disclosure requirements, GAAP, or changes in the information environment. The amendments include, among other items, to require presentation of the total, rather than the components, of distributable earnings on the balance sheet, to require presentation of the total, rather than components, of distributions to shareholders, except for tax return of capital distributions and to delete the requirement for disclosure of undistributed net investment income on the statement of changes in net assets. The amendments are intended to simplify and update the disclosure of information to investors. The amendments were effective on November 5, 2018. The adoption had no effect on the Funds’ net assets or results of operations

CAPITAL GAIN TAXES

Investments in certain foreign securities may subject the Funds to capital gain taxes on the disposal of those securities. Any capital gains assessed will reduce the proceeds received on the sale and be reflected in net realized gain/loss on the transaction. The Funds estimate and accrue foreign capital gain taxes on certain investments held which impact the amount of unrealized appreciation/depreciation on such investments.

OTHER RISKS

Securities markets outside the United States (“U.S.”), while growing in volume, have for the most part substantially less volume than U.S. markets, and many securities traded on these foreign markets are less liquid and their prices are more volatile than securities of comparable U.S. companies. In addition, settlement of trades in some non-U.S. markets is much slower and more subject to failure than in U.S. markets. Other risks associated with investing in foreign securities include, among other things, imposition of exchange control regulation by the U.S. or foreign governments, U.S. and foreign withholding taxes, limitations on the removal of funds or other assets, policies of governments with respect to possible nationalization of their industries, and economic or political instability in foreign nations. There may be less publicly available information about certain foreign companies than would be the case for comparable companies in the U.S., and certain foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to or as uniform as those of U.S. companies.

Certain Funds may invest in emerging market securities. Investing in emerging market securities involves risks which are in addition to the usual risks inherent in foreign investments. These countries generally are located in the Asia and Pacific regions, the Middle East, Eastern Europe, Central America, South America and Africa. Some countries with emerging securities markets have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain countries. Moreover, the economies of some countries may differ favorably or unfavorably from the U.S. economy in such respects as rate of growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency, number and depth of industries forming the economy’s base, condition and stability of financial institutions, governmental controls and investment restrictions that are subject to political change and balance of payments position. Further, a Fund may face greater difficulties or restrictions with respect to investments made in emerging markets countries than in the U.S. Satisfactory custodial services may not be available in

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

NOTES TO FINANCIAL STATEMENTS

March 31, 2019 (Unaudited)

some emerging markets countries, which may result in a Fund incurring additional costs and delays in the trading and custody of such securities.

B.  Fees and Transactions with Affiliates and Other Parties

The Funds have entered into an Investment Advisory Agreement (the “Agreement”) with JO Hambro Capital Management Limited (the “Adviser” or “JOHCM”) to provide investment management services to the Funds. Total fees incurred pursuant to the Agreement are reflected as “Investment advisory” fees on the Statement of Operations. Under the terms of the Agreement, the Adviser receives an annual fee, computed daily and payable monthly, at the annual rates set forth in the following table (expressed as a percentage of each Fund’s respective average daily net assets). The Adviser has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, expenses associated with investments in underlying investment companies, brokerage commissions, interest, dividends, litigation and indemnification expenses) exceed the rates in the table below (expressed as a percentage of each Fund’s respective average daily net assets).

			Expense
Fund	Class	Advisory Fee	Limitation
JOHCM Asia Ex-Japan Equity Fund	Class I	1.09%	0.90%
JOHCM Asia Ex-Japan Equity Fund	Class II	1.09%	1.05%
JOHCM Asia Ex-Japan Equity Fund	Institutional	1.09%	0.80%
JOHCM Emerging Markets Opportunities Fund	Class I	1.05%	1.39%
JOHCM Emerging Markets Opportunities Fund	Class II	1.05%	1.54%
JOHCM Emerging Markets Opportunities Fund	Institutional	1.05%	1.29%
JOHCM Emerging Markets Small Mid Cap Equity Fund	Class I	1.30%	1.64%
JOHCM Emerging Markets Small Mid Cap Equity Fund	Institutional	1.30%	1.54%
JOHCM Global Equity Fund	Class I	0.95%	1.18%
JOHCM Global Equity Fund	Institutional	0.95%	1.08%
JOHCM Global Income Builder Fund	Class I	0.67%	0.98%
JOHCM Global Income Builder Fund	Institutional	0.67%	0.88%
JOHCM International Opportunities Fund	Institutional	0.75%	0.89%
JOHCM International Select Fund	Class I	0.89%	1.05%
JOHCM International Select Fund	Class II	0.89%	1.30%
JOHCM International Small Cap Equity Fund	Class I	1.05%	1.34%
JOHCM International Small Cap Equity Fund	Class II	1.05%	1.49%
JOHCM International Small Cap Equity Fund	Institutional	1.05%	1.24%
JOHCM US Small Mid Cap Equity Fund	Class I	0.85%	1.09%
JOHCM US Small Mid Cap Equity Fund	Institutional	0.85%	0.99%

The expense limitation agreement is effective until January 28, 2020 for the Funds. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the year in which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (exclusive of brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, interest, taxes, short sale dividends and financing costs associated with the use of the cash proceeds on securities sold short, litigation and indemnification expenses, expenses associated with the investments in underlying investment companies and extraordinary expenses) to exceed the current expense limitation at the time of repayment or the applicable expense limitation that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and reimburse expenses may be terminated by the Board at any time and will terminate automatically upon termination of the Agreement.

JOHCM (USA), Inc. (the “Sub-Adviser”) serves as the investment sub-adviser to the JOHCM Global Income Builder Fund, the JOHCM International Small Cap Equity Fund and the JOHCM US Small Cap Equity Fund. For its services, the Sub-Adviser is paid a fee of 0.67%, 1.05% and 0.85%, based on average daily net assets of the JOHCM Global Income Builder Fund, the JOHCM International Small Cap Equity Fund and the JOHCM US Small Cap Equity Fund, respectively, by the Adviser.

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

NOTES TO FINANCIAL STATEMENTS

March 31, 2019 (Unaudited)

For the six months ended March 31, 2019, the JOHCM Funds incurred advisory fees payable to JOHCM, expense waivers/reimbursements from JOHCM, and paid expense recoupments to JOHCM as follows:

	Advisory	Expenses	Advisory Fees
	Fee to	Reduced	Recouped
Fund	JOHCM	by JOHCM	by JOHCM
JOHCM Asia Ex-Japan Equity Fund	$644,850	$412,543	$—
JOHCM Emerging Markets Opportunities Fund	2,527,930	—	138
JOHCM Emerging Markets Small Mid Cap Equity Fund	151,901	83,511	—
JOHCM Global Equity Fund	2,130,034	—	7,175
JOHCM Global Income Builder Fund	148,846	21,133	—
JOHCM International Opportunities Fund	8,079	34,990	—
JOHCM International Select Fund	34,271,258	—	—
JOHCM International Small Cap Equity Fund	1,191,913	—	3,701
JOHCM US Small Mid Cap Equity Fund	30,332	30,941	—

The balances of recoverable expenses to JOHCM by Fund at March 31, 2019 were as follows:

For the:	Expiring	JOHCM Asia Ex-Japan Equity Fund	JOHCM Emerging Markets Opportunities Fund	JOHCM Emerging Markets Small Mid Cap Equity Fund	JOHCM Global Equity Fund	JOHCM Global Income Builder Fund	JOHCM International Opportunities Fund	JOHCM International Select Fund	JOHCM International Small Cap Equity Fund	JOHCM US Small Mid Cap Equity Fund
Year ended September 30, 2016	September 30, 2019	$55,129	$—	$160,453	$65,290	$—	$783	$—	$31,561	$19,823
Year ended September 30, 2017	September 30, 2020	41,298	—	181,199	—	—	56,038	—	25,988	20,930
Year ended September 30, 2018	September 30, 2021	211,152	—	186,928	—	53,449	43,552	—	—	49,112
Six months ended March 31, 2019	September 30, 2022	412,543	—	83,511	—	21,133	34,990	—	—	30,941
Balances of Recoverable Expenses to the Adviser		$720,122	$—	$612,091	$65,290	$74,582	$135,363	$—	$57,549	$120,806

Foreside Financial Services, LLC (the “Distributor”), formerly BHIL Distributors, LLC provides distribution services to the Funds pursuant to a distribution agreement with the Trust, on behalf of the Funds. Under its agreement with the Trust, the Distributor acts as an agent of the Trust in connection with the offering of the shares of the Funds on a continuous basis. Currently, the Adviser, at its own expense, pays the Distributor an annual fee of $285,000, 0.006% of average daily net assets of the Funds, and reimbursement for certain expenses and out-of-pocket costs incurred on behalf of the Funds.

The Northern Trust Company (“Northern Trust”) serves as the administrator, transfer agent, custodian and fund accounting agent for the Funds pursuant to written agreements with the Trust on behalf of the Funds. The Funds have agreed to pay Northern Trust a tiered basis-point fee based on the JOHCM Funds’ complex level net assets and certain per account and transaction charges. The total fee is subject to a minimum annual fee of $160,000 per Fund relating to these services, and reimbursement for certain expenses incurred on behalf of the Funds, as well as other charges for additional service activities. Fees paid to Northern Trust for their services are reflected as “Accounting and Administration” fees on the Statements of Operations. Northern Trust has agreed to voluntarily waive its minimum fees and certain other expenses. The waiver agreement may be terminated at any time and the waivers are not subject to recoupment. Amounts waived by Northern Trust are included in “Expenses reduced by Service Providers” on the Statement of Operations.

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

NOTES TO FINANCIAL STATEMENTS

March 31, 2019 (Unaudited)

For the six months ended March 31, 2019, Northern Trust voluntarily waived expenses as follows:

Fund	Expenses Waived by Northern Trust
JOHCM Asia Ex-Japan Equity Fund	$1,775
JOHCM Emerging Markets Opportunities Fund	7,223
JOHCM Emerging Markets Small Mid Cap Equity Fund	350
JOHCM Global Equity Fund	6,727
JOHCM Global Income Builder Fund	45,999
JOHCM International Opportunities Fund	53,704
JOHCM International Select Fund	115,532
JOHCM International Small Cap Equity Fund	3,406
JOHCM US Small Mid Cap Equity Fund	59,512

Foreside Fund Officer Services, LLC (“Foreside”), formerly Foreside Management Services, LLC, provides compliance and financial control Services for the Funds pursuant to a written agreement with the Trust on behalf of the Funds, including providing certain officers to the Funds. The Funds have agreed to pay Foreside an annual base fee, a fee based on the JOHCM Funds’ complex level net assets, subject to an overall minimum annual fee of $200,000 for these services, and reimburse for certain expenses incurred on behalf of the Funds. Total fees paid to Foreside pursuant to these agreements are reflected as “Regulatory and Compliance” fees on the Statements of Operations.

Carne Global Financial Services (US) LLC (“Carne”) provides Risk Management and Oversight Services for the JOHCM Funds pursuant to a written agreement with the Trust, on behalf of the JOHCM Funds, including providing the Risk Officer to the JOHCM Funds to administer the Fund risk program and oversee the analysis of investment performance and performance of service providers. The JOHCM Funds have agreed to pay Carne an annual fee of $40,000 for the first fund and an additional $5,000 per fund thereafter for these services, and reimburse for certain expenses incurred on behalf of the JOHCM Funds. Total fees paid to Carne pursuant to this agreement are reflected as “Risk Officer” fees on the Statements of Operations.

Certain officers and Trustees of the Trust are affiliated with Foreside, Northern Trust, Carne or the Distributor and receive no compensation directly from the Funds for serving in their respective roles. The Trust pays each Independent Trustee compensation for their services based on an annual retainer of $120,000 and reimbursement for certain expenses. If there are more than six meetings in a year, additional meeting fees may apply. For the six months ended March 31, 2019, the aggregate Trustee compensation paid by the Trust was $180,000. The amount of total Trustee compensation and reimbursement of out-of-pocket expenses allocated from the Trust to the Funds are reflected as “Trustees” expenses on the Statements of Operations.

C.  Rule 12b-1 Plan

The JOHCM Funds adopted an amended plan under Rule 12b-1 that is applicable to Class I, Class II and Class III Shares of all JOHCM Funds, except Class I Shares of the JOHCM International Select Fund, to pay for certain distribution and promotion activities related to marketing of their shares. Each Fund will pay the Distributor a fee for the principal underwriter’s services in connection with the sales and promotion of the Funds, including its expenses in connection therewith at annual rates of 0.10%, 0.25%, and 0.50% of the average daily net assets of the outstanding Class I Shares, Class II Shares and Class III Shares, respectively. Total fees paid pursuant to these agreements are reflected as “12b-1 Fees” on the Statements of Operations.

D.  Credit Agreement

The Trust, on behalf of the JOHCM Funds, and Northern Trust, entered into a $100 million revolving Credit Agreement for liquidity and other purposes effective as of December 22, 2017. The Credit Agreement is scheduled to mature on December 20, 2019. The Credit Agreement may be extended subject to appropriate approvals.

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

NOTES TO FINANCIAL STATEMENTS

March 31, 2019 (Unaudited)

Any advance under the Credit Agreement will accrue interest at a rate that is equal to the greater of (i) the Funds’ option of the daily London Interbank Offered Rate plus 1.50% or the Federal funds (effective) interest rate plus 1.50% and (ii) 2.00%. In addition, there is a usage fee on the undrawn portion of the $100 million maximum commitment amount in an amount equal to the product of the difference between the maximum commitment amount and the sum of the average daily balance of the loans multiplied by 0.30% per annum.

No Funds had any borrowings under the Credit Agreement or incurred any interest expense during the six months ended March 31, 2019.

E.  Investment Transactions

For the six months ended March 31, 2019, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Funds were as follows:

Fund	Cost of Purchases	Proceeds from sales
JOHCM Asia-Ex Japan Fund	$29,994,658	$170,948,826
JOHCM Emerging Markets Opportunities Fund	161,232,768	133,324,117
JOHCM Emerging Markets Small Mid Cap Equity Fund	14,218,959	14,684,504
JOHCM Global Equity Fund	57,696,632	132,769,417
JOHCM Global Income Builder Fund	67,738,430	16,785,763
JOHCM International Opportunities Fund	378,370	368,603
JOHCM International Select Fund	1,482,949,507	805,720,974
JOHCM International Small Cap Equity Fund	47,952,667	53,653,480
JOHCM US Small Mid Cap Equity Fund	1,415,215	1,569,212

F.	FEDERAL INCOME TAX

As of March 31, 2019, the cost, gross unrealized appreciation and gross unrealized depreciation on investments, for Federal income tax purposes, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
JOHCM Asia Ex-Japan Equity Fund	$59,471,659	$4,669,624	$(5,282,246)	$(612,622)
JOHCM Emerging Markets Opportunities Fund	481,146,664	47,482,247	(18,146,441)	29,335,806
JOHCM Emerging Markets Small Mid Cap Equity Fund	23,282,556	1,976,430	(888,053)	1,088,377
JOHCM Global Equity Fund	303,818,518	91,247,083	(3,284,628)	87,962,455
JOHCM Global Income Builder Fund	87,144,015	1,639,777	(1,326,436)	313,341
JOHCM International Opportunities Fund	1,767,650	168,402	(93,598)	74,804
JOHCM International Select Fund	6,112,674,367	1,285,761,909	(101,635,513)	1,184,126,396
JOHCM International Small Cap Equity Fund	230,692,515	22,165,625	(22,767,059)	(601,434)
JOHCM US Small Mid Cap Equity Fund	6,458,099	1,132,399	(315,701)	816,698

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

NOTES TO FINANCIAL STATEMENTS

March 31, 2019 (Unaudited)

The tax character of distributions paid by the Funds during the latest tax years ended September 30, 2018 and September 30, 2017 were as follows:

	Distributions From
Fund	Ordinary Income* 2018	Long-Term Capital Gains 2018	Ordinary Income* 2017	Long-Term Capital Gains 2017
JOHCM Asia Ex-Japan Equity Fund	$1,598,417	$4,087,220	$1,939,833	$—
JOHCM Emerging Markets Opportunities Fund	6,308,321	7,593,576	1,141,096	—
JOHCM Emerging Markets Small Mid Cap Equity Fund	428,898	492,891	118,966	—
JOHCM Global Equity Fund	2,432,197	—	1,081,492	—
JOHCM Global Income Builder Fund	903,747	—	—	—
JOHCM International Opportunities	129,930	3,226	16,800	—
JOHCM International Select Fund	79,801,129	—	29,236,474	—
JOHCM International Small Cap Equity Fund	1,788,174	1,845,642	1,549,475	—
JOHCM US Small Mid Cap Equity Fund	74,217	299,057	18,243	101,632

* Ordinary income includes short-term capital gains, if any.

As of the latest tax year ended September 30, 2018, the components of accumulated earnings on a tax basis were as follows:

	JOHCM Asia Ex-Japan Equity Fund	JOHCM Emerging Markets Opportunities Fund	JOHCM Emerging Markets Small Mid Cap Equity Fund	JOHCM Global Equity Fund	JOHCM Global Income Builder Fund	JOHCM International Opportunities Fund	JOHCM International Select Fund	JOHCM International Small Cap Equity Fund	JOHCM US Small Mid Cap Equity Fund
Undistributed Ordinary Income	$2,195,765	$7,125,668	$118,341	$5,049,811	$89,544	$36,002	$108,828,386	$5,456,105	$241,093
Undistributed Long- Term Capital Gains	41,202,971	13,290,197	—	11,033,903	—	3,220	—	6,944,762	827,169
Accumulated Capital and Other Losses	—	—	(234,899)	—	(140,115)	—	(103,088,912)	—	—
Unrealized Appreciation (Depreciation)	(16,002,400)	9,948,710	(1,098,526)	115,502,259	(793,580)	116,376	1,391,748,774	28,829,672	1,175,100
Total Accumulated Earnings (Deficit)	$27,396,336	$30,364,575	$(1,215,084)	$131,585,973	$(844,151)	$155,598	$1,397,488,248	$41,230,539	$2,243,362

During the year ended September 30, 2018 the following funds utilized capital loss carryforward to offset capital gains:

Fund	Amount
JOHCM International Select	$42,157,024
JOHCM Global Equity Fund	21,692,489

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

NOTES TO FINANCIAL STATEMENTS

March 31, 2019 (Unaudited)

For the period subsequent to October 31, 2017, through the fiscal year ended September 30, 2018, the following Funds incurred net capital losses and/or Section 988 net currency losses which each Fund intends to treat as having been incurred in the following fiscal year:

Fund	Amount
JOHCM Emerging Markets Small Mid Cap Fund	$234,899

As of the tax year ended September 30, 2018, capital losses incurred by the Funds are carried forward indefinitely under the provisions of the Regulated Investment Company Modernization Act of 2010 are as follows:

Fund	Short-Term Capital Loss Carry-Forward	Long-Term Capital Loss Carry-Forward
JOHCM Global Income Builder Fund	$(140,115)	$—
JOHCM International Select Fund	(103,088,912)	—

G.	Capital Share Transactions

Transactions in dollars for common stock for the six months ended March 31, 2019, were as follows:

Fund	Class	Proceeds from Shares Sold	Reinvestment of Dividends	Payments for Shares Redeemed	Net Increase (Decrease) in Net Assets
JOHCM Asia Ex-Japan Equity Fund	Class I	$6,996,650	$2,708,141	$(18,672,103)	$(8,967,312)
JOHCM Asia Ex-Japan Equity Fund	Class II	223,741	118,400	(539,369)	(197,228)
JOHCM Asia Ex-Japan Equity Fund	Institutional	5,000,064	29,306,152	(140,173,674)	(105,867,458)
JOHCM Emerging Markets Opportunities Fund	Class I	27,278,004	2,882,032	(27,134,594)	3,025,442
JOHCM Emerging Markets Opportunities Fund	Class II	9,822,694	307,463	(5,637,863)	4,492,294
JOHCM Emerging Markets Opportunities Fund	Institutional	109,127,653	15,568,148	(86,146,125)	38,549,676
JOHCM Emerging Markets Small Mid Cap Equity Fund	Class I	81,948	1,945	(320,975)	(237,082)
JOHCM Emerging Markets Small Mid Cap Equity Fund	Institutional	142,037	98,827	(40,415)	200,449
JOHCM Global Equity Fund	Class I	29,124,984	7,476,383	(20,538,147)	16,063,220
JOHCM Global Equity Fund	Institutional	19,340,532	8,109,358	(94,037,654)	(66,587,764)
JOHCM Global Income Builder Fund	Class I	254,925	79,939	(201,958)	132,906
JOHCM Global Income Builder Fund	Institutional	52,326,652	427,183	(180,099)	52,573,736
JOHCM International Opportunities Fund	Institutional	—	34,953	—	34,953
JOHCM International Select Fund	Class I	1,295,245,569	54,505,952	(1,098,083,168)	251,668,353
JOHCM International Select Fund	Class II	66,492,018	6,663,586	(24,307,629)	48,847,975
JOHCM International Small Cap Equity Fund	Class I	5,855,536	2,243,755	(12,534,988)	(4,435,697)
JOHCM International Small Cap Equity Fund	Class II	530,289	86,101	(212,214)	404,176
JOHCM International Small Cap Equity Fund	Institutional	45,698,355	9,631,411	(40,709,439)	14,620,327
JOHCM US Small Mid Cap Equity Fund	Class I	—	2,065	—	2,065
JOHCM US Small Mid Cap Equity Fund	Institutional	—	1,030,033	—	1,030,033

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

NOTES TO FINANCIAL STATEMENTS

March 31, 2019 (Unaudited)

Transactions in shares of common stock for the six months ended March 31, 2019, were as follows:

Fund	Class	Shares Sold	Shares From Reinvested Dividends	Shares Redeemed	Net Increase (Decrease) in Shares
JOHCM Asia Ex-Japan Equity Fund	Class I	822,301	339,366	(1,978,041)	(816,374)
JOHCM Asia Ex-Japan Equity Fund	Class II	22,783	14,893	(64,492)	(26,816)
JOHCM Asia Ex-Japan Equity Fund	Institutional	579,504	3,681,678	(17,287,092)	(13,025,910)
JOHCM Emerging Markets Opportunities Fund	Class I	2,573,870	288,203	(2,620,194)	241,879
JOHCM Emerging Markets Opportunities Fund	Class II	976,691	30,745	(522,851)	484,585
JOHCM Emerging Markets Opportunities Fund	Institutional	10,347,650	1,553,707	(8,361,705)	3,539,652
JOHCM Emerging Markets Small Mid Cap Equity Fund	Class I	7,513	181	(29,318)	(21,624)
JOHCM Emerging Markets Small Mid Cap Equity Fund	Institutional	12,779	9,185	(3,664)	18,300
JOHCM Global Equity Fund	Class I	2,027,619	526,877	(1,383,383)	1,171,113
JOHCM Global Equity Fund	Institutional	1,277,787	570,680	(6,004,136)	(4,155,669)
JOHCM Global Income Builder Fund	Class I	27,280	8,489	(21,443)	14,326
JOHCM Global Income Builder Fund	Institutional	5,433,070	46,221	(18,571)	5,460,720
JOHCM International Opportunities Fund	Institutional	—	3,642	—	3,642
JOHCM International Select Fund	Class I	60,037,475	2,657,531	(51,405,923)	11,289,083
JOHCM International Select Fund	Class II	3,033,692	324,105	(1,129,258)	2,228,539
JOHCM International Small Cap Equity Fund	Class I	543,408	218,052	(1,187,409)	(425,949)
JOHCM International Small Cap Equity Fund	Class II	44,971	8,319	(19,784)	33,506
JOHCM International Small Cap Equity Fund	Institutional	4,234,259	937,820	(3,879,526)	1,292,553
JOHCM US Small Mid Cap Equity Fund	Class I	—	208	—	208
JOHCM US Small Mid Cap Equity Fund	Institutional	—	103,521	—	103,521

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

NOTES TO FINANCIAL STATEMENTS

March 31, 2019 (Unaudited)

Transactions in dollars for common stock for the year ended September 30, 2018, were as follows:

Fund	Class	Proceeds from Shares Sold	Reinvestment of Dividends	Payments for Shares Redeemed	Net Increase (Decrease) in Net Assets
JOHCM Asia Ex-Japan Equity Fund	Class I	$5,444,749	$420,239	$(4,389,606)	$1,475,382
JOHCM Asia Ex-Japan Equity Fund	Class II	9,968	11,467	(419,042)	(397,607)
JOHCM Asia Ex-Japan Equity Fund	Institutional	30,630,109	3,750,850	(114,055,457)	(79,674,498)
JOHCM Emerging Markets Opportunities Fund	Class I	51,821,372	2,101,128	(20,693,515)	33,228,985
JOHCM Emerging Markets Opportunities Fund	Class II	5,355,999	201,989	(2,762,492)	2,795,496
JOHCM Emerging Markets Opportunities Fund	Institutional	180,746,553	10,756,400	(52,964,492)	138,538,461
JOHCM Emerging Markets Small Mid Cap Equity Fund	Class I	896,729	26,387	(207,343)	715,773
JOHCM Emerging Markets Small Mid Cap Equity Fund	Institutional	19,061,983	832,771	—	19,894,754
JOHCM Global Equity Fund	Class I	45,126,238	930,026	(99,521,089)	(53,464,825)
JOHCM Global Equity Fund	Institutional	88,242,985	1,048,277	(74,088,081)	15,203,181
JOHCM Global Income Builder Fund	Class I	5,547,355	130,817	(5,382)	5,672,790
JOHCM Global Income Builder Fund	Institutional	29,215,400	634,042	(898,962)	28,950,480
JOHCM International Opportunities Fund	Institutional	—	113,667	—	113,667
JOHCM International Select Fund	Class I	2,001,014,009	55,143,461	(1,020,155,918)	1,036,001,552
JOHCM International Select Fund	Class II	287,188,809	3,202,165	(166,637,576)	123,753,398
JOHCM International Small Cap Equity Fund	Class I	8,694,041	902,611	(28,191,547)	(18,594,895)
JOHCM International Small Cap Equity Fund	Class II	813,845	15,792	(615,502)	214,135
JOHCM International Small Cap Equity Fund	Institutional	71,736,080	2,233,849	(21,194,950)	52,774,979
JOHCM US Small Mid Cap Equity Fund	Class I	10	720	(7,761)	(7,031)
JOHCM US Small Mid Cap Equity Fund	Institutional	—	361,421	—	361,421

ADVISERS INVESTMENT TRUST
JOHCM FUNDS

NOTES TO FINANCIAL STATEMENTS
March 31, 2019 (Unaudited)

Transactions in shares for common stock for the year ended September 30, 2018, were as follows:

Fund	Class	Shares Sold	Shares From Reinvested Dividends	Shares Redeemed	Net Increase (Decrease) in Shares
JOHCM Asia Ex-Japan Equity Fund	Class I	440,483	33,619	(360,118)	113,984
JOHCM Asia Ex-Japan Equity Fund	Class II	787	921	(31,360)	(29,652)
JOHCM Asia Ex-Japan Equity Fund	Institutional	2,471,367	300,308	(9,537,660)	(6,765,985)
JOHCM Emerging Markets Opportunities Fund	Class I	4,287,804	174,512	(1,701,043)	2,761,273
JOHCM Emerging Markets Opportunities Fund	Class II	445,689	16,776	(230,994)	231,471
JOHCM Emerging Markets Opportunities Fund	Institutional	15,091,635	891,907	(4,454,535)	11,529,007
JOHCM Emerging Markets Small Mid Cap Equity Fund	Class I	66,015	2,008	(15,310)	52,713
JOHCM Emerging Markets Small Mid Cap Equity Fund	Institutional	1,438,830	63,328	—	1,502,158
JOHCM Global Equity Fund	Class I	2,796,340	58,974	(5,950,160)	(3,094,846)
JOHCM Global Equity Fund	Institutional	5,244,458	66,389	(4,327,017)	983,830
JOHCM Global Income Builder Fund	Class I	555,075	13,309	(549)	567,835
JOHCM Global Income Builder Fund	Institutional	2,931,264	64,520	(92,296)	2,903,488
JOHCM International Opportunities Fund	Institutional	—	10,877	—	10,877
JOHCM International Select Fund	Class I	85,832,822	2,469,478	(43,677,562)	44,624,738
JOHCM International Select Fund	Class II	12,179,205	143,081	(7,283,420)	5,038,866
JOHCM International Small Cap Equity Fund	Class I	661,962	70,133	(2,072,309)	(1,340,214)
JOHCM International Small Cap Equity Fund	Class II	61,895	1,219	(46,425)	16,689
JOHCM International Small Cap Equity Fund	Institutional	5,412,847	173,705	(1,581,233)	4,005,319
JOHCM US Small Mid Cap Equity Fund	Class I	1	58	(624)	(565)
JOHCM US Small Mid Cap Equity Fund	Institutional	—	28,983	—	28,983

H.	Concentration of Ownership

A significant portion of a Fund’s shares may be held in a limited number of shareholder accounts, including in certain omnibus or institutional accounts which typically hold shares for the benefit of other underlying investors. To the extent that a shareholder or group of shareholders redeem a significant portion of the shares issued by a Fund, this could have a disruptive impact on the efficient implementation of a Fund’s investment strategy.

In addition, as of March 31, 2019, the Adviser or Adviser affiliates held outstanding shares of the Funds as follows:

Fund	Class	% Ownership
JOHCM Emerging Markets Small Mid Cap Equity Fund	Class I	2.8
JOHCM Emerging Markets Small Mid Cap Equity Fund	Institutional	99.7
JOHCM Global Income Builder Fund	Class I	89.3
JOHCM Global Income Builder Fund	Institutional	24.9
JOHCM International Opportunities Fund	Institutional	100.0
JOHCM US Small Mid Cap Equity Fund	Class I	99.8
JOHCM US Small Mid Cap Equity Fund	Institutional	100.0

ADVISERS INVESTMENT TRUST
JOHCM FUNDS
ADDITIONAL INFORMATION
March 31, 2019 (Unaudited)

A.	Expense Examples

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

The examples below are based on an investment of $ 1,000 invested at October 1, 2018 and held for the entire period through March 31, 2019.

The Actual Expense Example below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

The Hypothetical Expense Example below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Actual Expense Example

Fund	Class	Expense Ratio	Beginning Account Value 10/1/2018	Ending Account Value 3/31/2019	^Expenses Paid 10/1/18-3/31/19
JOHCM Asia Ex-Japan Fund	Class I	0.90%	$1,000.00	$1,026.90	$4.55
JOHCM Asia Ex-Japan Fund	Class II	1.05%	1,000.00	1,025.40	5.31
JOHCM Asia Ex-Japan Fund	Institutional	0.80%	1,000.00	1,027.80	4.04
JOHCM Emerging Markets Opportunities Fund	Class I	1.31%	1,000.00	1,020.80	6.61
JOHCM Emerging Markets Opportunities Fund	Class II	1.47%	1,000.00	1,021.20	7.39
JOHCM Emerging Markets Opportunities Fund	Institutional	1.21%	1,000.00	1,020.90	6.10
JOHCM Emerging Markets Small Mid Cap Equity Fund	Class I	1.64%	1,000.00	1,003.60	8.19
JOHCM Emerging Markets Small Mid Cap Equity Fund	Institutional	1.54%	1,000.00	1,003.60	7.69
JOHCM Global Equity Fund	Class I	1.18%	1,000.00	1,001.60	5.86
JOHCM Global Equity Fund	Institutional	1.07%	1,000.00	1,001.40	5.35
JOHCM Global Income Builder Fund	Class I	0.97%	1,000.00	1,024.60	4.91
JOHCM Global Income Builder Fund	Institutional	0.87%	1,000.00	1,025.10	4.40
JOHCM International Opportunities Fund	Institutional	0.89%	1,000.00	992.30	4.42
JOHCM International Select Fund	Class I	0.99%	1,000.00	981.50	4.89
JOHCM International Select Fund	Class II	1.24%	1,000.00	980.00	6.13
JOHCM International Small Cap Equity Fund	Class I	1.31%	1,000.00	902.20	6.21
JOHCM International Small Cap Equity Fund	Class II	1.46%	1,000.00	902.10	6.93
JOHCM International Small Cap Equity Fund	Institutional	1.21%	1,000.00	902.70	5.74
JOHCM US Small Mid Cap Equity Fund	Class I	1.09%	1,000.00	964.80	5.34
JOHCM US Small Mid Cap Equity Fund	Institutional	0.99%	1,000.00	964.80	4.85

*Actual expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the actual number of operational days in the most recent half fiscal year (182), and divided by the number of days in the current year (365).

ADVISERS INVESTMENT TRUST JOHCM FUNDS ADDITIONAL INFORMATION March 31, 2019 (Unaudited)

Hypothetical Expense Example

			Beginning	Ending
		Expense	Account Value	Account Value	^Expenses Paid
Fund	Class	Ratio	10/1/2018	3/31/2019	10/1/18–3/31/19
JOHCM Asia Ex-Japan Fund	Class I	0.90%	$1,000.00	$1,020.44	$4.54
JOHCM Asia Ex-Japan Fund	Class II	1.05%	1,000.00	1,019.69	5.29
JOHCM Asia Ex-Japan Fund	Institutional	0.80%	1,000.00	1,020.94	4.03
JOHCM Emerging Markets Opportunities Fund	Class I	1.31%	1,000.00	1,018.39	6.60
JOHCM Emerging Markets Opportunities Fund	Class II	1.47%	1,000.00	1,017.62	7.38
JOHCM Emerging Markets Opportunities Fund	Institutional	1.21%	1,000.00	1,018.89	6.10
JOHCM Emerging Markets Small Mid Cap Equity Fund	Class I	1.64%	1,000.00	1,016.76	8.24
JOHCM Emerging Markets Small Mid Cap Equity Fund	Institutional	1.54%	1,000.00	1,017.25	7.74
JOHCM Global Equity Fund	Class I	1.18%	1,000.00	1,019.07	5.92
JOHCM Global Equity Fund	Institutional	1.07%	1,000.00	1,019.58	5.40
JOHCM Global Income Builder Fund	Class I	0.97%	1,000.00	1,020.08	4.90
JOHCM Global Income Builder Fund	Institutional	0.87%	1,000.00	1,020.58	4.39
JOHCM International Opportunities Fund	Institutional	0.89%	1,000.00	1,020.49	4.48
JOHCM International Select Fund	Class I	0.99%	1,000.00	1,019.99	4.99
JOHCM International Select Fund	Class II	1.24%	1,000.00	1,018.74	6.25
JOHCM International Small Cap Equity Fund	Class I	1.31%	1,000.00	1,018.40	6.59
JOHCM International Small Cap Equity Fund	Class II	1.46%	1,000.00	1,017.65	7.35
JOHCM International Small Cap Equity Fund	Institutional	1.21%	1,000.00	1,018.89	6.09
JOHCM US Small Mid Cap Equity Fund	Class I	1.09%	1,000.00	1,019.49	5.49
JOHCM US Small Mid Cap Equity Fund	Institutional	0.99%	1,000.00	1,020.00	4.99

*	Hypothetical expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the most recent half fiscal year (182), and divided by the number of days in the current year (365).

B. Other Information

Investors may obtain a copy of the proxy voting policies and procedures by writing to the Trust in the name of the Fund c/o The Northern Trust Company, P.O. Box 4766, Chicago, Illinois 60680-4766 or by calling the Fund at 866-260-9549 (toll free) or 312-557-5913. Information about how the Funds voted proxies relating to portfolio securities for each 12 month period ending June 30 is available without charge, upon request, by calling the Trust at 866-260-9549 (toll free) or 312-557-5913 and on the U.S. Securities and Exchange Commission’s (The “SEC”) website at http://www.sec.gov.

The Funds file a complete Schedule of Portfolio Holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge on the SEC’s website at www.sec.gov, or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Investment Adviser

J O Hambro Capital Management Limited

Level 3

1 St Jame’s Market

London, SW1Y 4AH

Custodian

The Northern Trust Company

50 South LaSalle Street

Chicago, Illinois 60603

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

One North Wacker Drive

Chicago, IL 60606

Legal Counsel

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, Ohio 43215-6101

Distributor

Foreside Financial Services, LLC

3 Canal Plaza, Suite 100

Portland, ME 04101

For Additional Information, call

866-260-9549 (toll free) or 312-557-5913

RIVER CANYON TOTAL RETURN

BOND FUND

SEMI-ANNUAL REPORT

March 31, 2019

Beginning on January 28, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. You may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling toll-free 800-245-0371 or 312-557-0164. If you own your shares through a financial intermediary, you may contact your financial intermediary or follow instructions included with this disclosure to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the fund complex or your financial intermediary. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund by calling toll-free 800-245-0372 or 312-557-0164 or by contacting your financial intermediary.

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for the distribution to prospective investors unless preceded or accompanied by an effective prospectus.

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND

March 31, 2019 (Unaudited)

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
SHAREHOLDER LETTER
March 31, 2019 (Unaudited)

Dear Shareholder:

We are pleased to present to shareholders the Semi-Annual Report for the River Canyon Total Return Bond Fund (the “Fund”), a series of the Advisers Investment Trust. This report contains the results of Fund operations for the six months ended March 31, 2019.

We appreciate the trust and confidence you have placed in us by choosing the Fund and its Investment Adviser, River Canyon Fund Management LLC, and we look forward to continuing to serve your investing needs.

Sincerely,

Barbara J. Nelligan
President
Advisers Investment Trust

1

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
MORTGAGE-BACKED SECURITIES	79.8%
PRIVATE(a)	41.8%
Home Equity	41.8%
Ameriquest Mortgage Securities Trust Series 2006-M3
(Floating, ICE LIBOR USD 1M + 0.18%, 0.18% Floor)(b)
2.66%, 10/25/36		$1,819,020	$1,177,222
Argent Securities Trust Series 2006-M2
(Floating, ICE LIBOR USD 1M + 0.24%, 0.24% Floor)(b)
2.73%, 09/25/36		1,174,978	541,926
Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-W5
(Floating, ICE LIBOR USD 1M + 0.46%, 0.46% Floor)(b)
2.95%, 01/25/36		3,631,345	2,608,628
Bella Vista Mortgage Trust Series 2004-1
(Floating, ICE LIBOR USD 1M + 0.70%, 0.35% Floor, 11.25% Cap)(b)
3.19%, 11/20/34		407,616	405,659
Chase Funding Trust Series 2003-3
(Floating, ICE LIBOR USD 1M + 0.54%, 0.27% Floor)(b)
3.03%, 04/25/33		280,355	266,013
Chase Funding Trust Series 2004-2
(Floating, ICE LIBOR USD 1M + 0.50%, 0.25% Floor)(b)
2.99%, 02/26/35		1,531,944	1,454,726
Countrywide Asset-Backed Certificates Series 2006-22
(Floating, ICE LIBOR USD 1M + 0.23%, 0.23% Floor)(b)
2.72%, 05/25/47		4,374,955	667,312
Credit-Based Asset Servicing & Securitization LLC Series 2007-CB4
(Floating, ICE LIBOR USD 1M + 0.18%, 0.18% Floor)(b)
2.67%, 04/25/37		5,600,000	2,686,886
CSFB Mortgage-Backed Pass-Through Certificates Series 2005-2
6.00%, 03/25/35		389,976	365,356
CWHEQ Home Equity Loan Trust Series 2006-S2
5.84%, 07/25/27		197,039	350,335
GE-WMC Asset-Backed Pass Through Certificates Series 2005-1
(Floating, ICE LIBOR USD 1M + 0.69%, 0.46% Floor)(b)
3.18%, 10/25/35		324,198	258,440
Home Equity Mortgage Trust Series 2005-3
(Floating, ICE LIBOR USD 1M + 1.08%, 0.72% Floor)(b)
3.57%, 11/25/35		487,568	481,309
JP Morgan Mortgage Acquisition Trust Series 2007-CH1(c)
4.90%, 11/25/36		423,507	290,525
Lehman Mortgage Trust Series 2008-4
(Floating, ICE LIBOR USD 1M + 0.38%, 0.38% Floor, 7.00% Cap)(b)
2.87%, 01/25/37		632,611	303,340
Merrill Lynch Mortgage Investors Trust Series 2006-MLN1
(Floating, ICE LIBOR USD 1M + 0.26%, 0.26% Floor)(b)
2.75%, 07/25/37		4,195,270	2,391,967
Morgan Stanley ABS Capital I, Inc. Series 2002-HE3
(Floating, ICE LIBOR USD 1M + 1.08%, 0.54% Floor)(b)
3.57%, 03/25/33		49,094	46,859

See Notes to Financial Statements.

2

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Morgan Stanley ABS Capital I, Inc. Trust Series 2004-HE9
(Floating, ICE LIBOR USD 1M + 0.89%, 0.59% Floor)(b)
3.37%, 11/25/34		$1,952,999	$1,896,690
Morgan Stanley IXIS Real Estate Capital Trust Series 2006-2
(Floating, ICE LIBOR USD 1M + 0.15%, 0.15% Floor)(b)
2.64%, 11/25/36		573,355	288,038
Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2007-1(c)
5.82%, 03/25/47		828,578	847,579
Saxon Asset Securities Trust Series 2003-1
4.03%, 06/25/33		186,802	189,427
Securitized Asset Backed Receivables LLC Trust Series 2006-FR4
(Floating, ICE LIBOR USD 1M + 0.17%, 0.17% Floor)(b)
2.66%, 08/25/36		6,934,966	3,081,816
WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR2
(Floating, ICE LIBOR USD 1M + 0.70%, 0.35% Floor, 10.50% Cap)(b)
3.19%, 01/25/45		223,074	222,783
			20,822,836
U.S. GOVERNMENT AGENCIES	38.0%
Fannie Mae Pool
(Floating, ICE LIBOR USD 1Y + 1.61%, 1.61% Floor, 8.02% Cap)(b)
3.02%, 03/01/48		952,722	962,851
Fannie Mae Pool
(Floating, ICE LIBOR USD 1Y + 1.60%, 1.60% Floor, 8.05% Cap)(b)
3.05%, 07/01/48		915,787	924,887
Fannie Mae Pool TBA
3.00%, 04/19/49		3,000,000	2,987,088
Fannie Mae Pool TBA
3.50%, 04/19/49		3,000,000	3,040,662
Fannie Mae Pool TBA
4.00%, 04/19/49		3,000,000	3,085,806
Freddie Mac Non Gold Pool
(Floating, ICE LIBOR USD 1Y + 1.63%, 1.63% Floor, 7.90% Cap)(b)
2.90%, 09/01/47		884,857	892,169
Freddie Mac Non Gold Pool
(Floating, ICE LIBOR USD 1Y + 1.64%, 1.64% Floor, 8.07% Cap)(b)
3.07%, 06/01/48		967,045	976,368
Freddie Mac Non Gold Pool
(Floating, ICE LIBOR USD 1Y + 1.63%, 1.63% Floor, 9.24% Cap)(b)
3.24%, 07/01/48		865,325	878,410
Government National Mortgage Association Series 2016-116(d)
3.50%, 11/20/44		19,684,765	2,604,025
Government National Mortgage Association Series 2016-60(d)
3.50%, 05/20/46		8,593,028	1,429,192
Government National Mortgage Association Series 2017-117
(Floating, 6.20% - ICE LIBOR USD 1M, 6.20% Cap)(b)(d)
3.71%, 08/20/47		5,798,746	1,149,798
			18,931,256
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $38,718,430)			39,754,092

See Notes to Financial Statements.

3

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

	Percentage of Net Assets	Shares	Value
SHORT-TERM INVESTMENTS(a)	45.9%
Northern Institutional Treasury Portfolio (Premier Class) 2.29%		22,864,527	$22,864,527
TOTAL SHORT-TERM INVESTMENTS
(Cost $22,864,527)			22,864,527
TOTAL INVESTMENTS
(Cost $61,582,957)	125.7%		62,618,619
NET OTHER ASSETS (LIABILITIES)	(25.7%)		(12,811,109)
NET ASSETS	100.0%		$49,807,510

(a)	All or a portion of this security is designated as collateral for the TBA security at March 31, 2019.
(b)	Floating rate security. The rate presented is the rate in effect at March 31, 2019, and the related index and spread are shown parenthetically for each security.
(c)	The interest rate on this certificate may increase 0.50% per annum after the first possible optional termination date.
(d)	Interest only security.

Abbreviations:

TBA – To be announced

See Notes to Financial Statements.

4

ADVISERS INVESTMENT TRUST
STATEMENT OF ASSETS & LIABILITIES
March 31, 2019 (Unaudited)

River Canyon Total Return Bond Fund
Assets:
Investments, at value (Cost: $61,582,957)	$62,618,619
Receivable for interest	61,176
Receivable for dividends	42,629
Receivable for investments sold	19,934,608
Receivable for capital shares sold	254,100
Receivable from Investment Adviser	43,954
Prepaid expenses	23,145
Total Assets	82,978,231
Liabilities:
Securities purchased payable	33,030,078
Accounting and Administration fees payable	88,138
Regulatory and Compliance fees payable	10,646
Accrued expenses and other payables	41,859
Total Liabilities	33,170,721
Net Assets	$49,807,510

Institutional Shares:
Net assets	$49,807,510
Shares of common stock outstanding	4,631,561
Net asset value per share	$10.75
Net Assets:
Paid in capital	$47,433,074
Distributable earnings (loss)	2,374,436
Net Assets	$49,807,510

See Notes to Financial Statements.

5

ADVISERS INVESTMENT TRUST
STATEMENT OF OPERATIONS
For the six months ended March 31, 2019 (Unaudited)

River Canyon Total Return Bond Fund
Investment Income:
Dividend income	$135,138
Interest income	438,281
Total investment income	573,419
Operating expenses:
Investment advisory	103,027
Accounting and Administration	74,795
Regulatory and Compliance	68,659
Trustees	24,078
Legal	22,439
Audit	19,472
Other	27,358
Total expenses before reductions	339,828
Expenses reduced by Service Providers	(244,560)
Net expenses	95,268
Net investment income	478,151
Realized and Unrealized Gains (Losses) from Investment Activities:
Net realized gains from investment transactions	1,318,107
Change in unrealized depreciation on investments	(319,273)
Net realized and unrealized gains from investment activities	998,834
Change in Net Assets Resulting from Operations	$1,476,985

See Notes to Financial Statements.

6

ADVISERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS
For the six months ended March 31, 2019 (Unaudited) and the year ended September 30, 2018

	River Canyon Total Return Bond Fund
	2019(a)	2018
Increase (decrease) in net assets:
Operations:
Net investment income	$478,151	$1,197,076
Net realized gains from investment transactions	1,318,107	120,535
Change in unrealized depreciation on investments	(319,273)	(11,474)
Change in net assets resulting from operations	1,476,985	1,306,137
Dividends paid to shareholders:
From distributable earnings	(444,316)	—
From net investment income	—	(1,168,077)
Total dividends paid to shareholders	(444,316)	(1,168,077)
Capital Transactions:
Proceeds from sale of shares	22,851,596	1,331,414
Value of shares issued to shareholders in reinvestment of dividends	413,260	1,168,077
Value of shares redeemed	(768,275)	(4,994,659)
Change in net assets from capital transactions	22,496,581	(2,495,168)
Change in net assets	23,529,250	(2,357,108)
Net assets:
Beginning of period	26,278,260	28,635,368
End of period	$49,807,510	$26,278,260
Share Transactions:
Sold	2,140,162	128,585
Reinvested	39,809	112,996
Redeemed	(72,272)	(483,416)
Change	2,107,699	(241,835)

(a)	The Fund adopted the U.S. Securities and Exchange Commission (“SEC”) Disclosure Update and Simplification as stated in the notes to these financial statements.

See Notes to Financial Statements.

7

ADVISERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS
For the periods indicated

	River Canyon Total Return Bond Fund
	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Period Ended September 30, 2015(a)
Net asset value, beginning of period	$10.41	$10.35	$10.23	$10.04	$10.00
Income (loss) from operations:
Net investment income	0.13	0.46	0.38	0.29	0.32
Net realized and unrealized gains from investments	0.35	0.05	0.25	0.16	0.17
Total from investment operations	0.48	0.51	0.63	0.45	0.49
Less distributions paid:
From net investment income	(0.14)	(0.45)	(0.39)	(0.26)	(0.36)
From net realized gains on investments	—	—	(0.12)	—	—
Tax return of capital	—	—	—	—	(0.09)
Total distributions paid	(0.14)	(0.45)	(0.51)	(0.26)	(0.45)
Change in net asset value	0.34	0.06	0.12	0.19	0.04
Net asset value, end of period	$10.75	$10.41	$10.35	$10.23	$10.04
Total return(b)	4.66%	5.00%	6.41%	4.55%	4.97%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$49,808	$26,278	$28,635	$26,898	$25,708
Ratio of net expenses to average net assets(c)	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets(c)	2.97%	4.39%	3.81%	2.90%	4.18%
Ratio of gross expenses to average net assets(c), (d)	2.14%	2.43%	1.98%	1.81%	1.81%
Portfolio turnover rate(b)	14.26%	46.78%	47.85%	18.57%	41.03%

(a)	For the period from December 30, 2014, commencement of operations, to September 30, 2015.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period shown, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

See Notes to Financial Statements.

8

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND
NOTES TO FINANCIAL STATEMENTS

March 31, 2019 (Unaudited)

Advisers Investment Trust (the “Trust”) is a Delaware statutory trust operating under a Second Amended and Restated Agreement and Declaration of Trust (the “Trust Agreement”) dated June 21, 2018. The Trust was formerly an Ohio business trust, which commenced operations on December 20, 2011. On March 31, 2017, the Trust was converted to a Delaware statutory trust. As an open-end registered investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2013-08, the Trust follows accounting and reporting guidance under FASB Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The Trust Agreement permits the Board of Trustees (the “Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest, at no par value, in separate series of the Trust. The River Canyon Total Return Bond Fund (the “Fund”) is a series of the Trust, and the Fund’s Institutional Shares class commenced operations on December 30, 2014. Prior to April 6, 2015 shares of the Fund were not registered under the Securities Act of 1933, as amended (the “1933 Act”). During that time, investments in the Fund were made only by individuals or entities that were “accredited investors” within the meaning of Regulation D under the 1933 Act, and shares were issued solely in private placement transactions that did not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. Effective April 6, 2015, the Fund became publicly available for investment.

The Fund is a non-diversified fund, meaning it may invest in a smaller number of companies than a diversified fund. The investment objective of the Fund is to seek to maximize total return.

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust and Fund. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

A. Significant accounting policies related to Investments are as follows:

INVESTMENT VALUATION

Investments are recorded at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the following three broad levels:

●	Level 1 —quoted prices in active markets for identical assets

●	Level 2 —other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 —significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain short-term debt securities may be valued using amortized cost. Generally, amortized cost approximates the current value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities would be reflected as Level 2 in the fair value hierarchy.

Security prices are generally provided by an independent third party pricing service approved by the Trustees as of the close of the New York Stock Exchange, normally at 4:00 p.m. Eastern Time, each business day on which the share price of the Fund is calculated.

Debt and other fixed income securities are generally valued at an evaluated price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term debt securities of sufficient credit quality that mature within sixty days may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

9

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND
NOTES TO FINANCIAL STATEMENTS

March 31, 2019 (Unaudited)

Equity securities listed or traded on a primary exchange are valued at the closing price, if available, or the last sales price on the primary exchange. If no sale occurred on the valuation date, the securities will be valued at the latest quotations as of the close of the primary exchange. Investments in other open-end registered investment companies are valued at their respective net asset value as reported by such companies. In these types of situations, valuations are typically categorized as a Level 1 in the fair value hierarchy.

When the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), the Fund’s Fair Value Committee may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision of the Trustees.

In the fair value situations as noted above, while the Trust’s valuation policy is intended to result in a calculation of the Fund’s net asset value that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined pursuant to these guidelines would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold, and these differences could be material to the financial statements. Depending on the source and relative significance of the valuation inputs in these instances, the instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of March 31, 2019 in valuing the Fund’s investments based upon the three fair value levels defined above:

Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
River Canyon Total Return Bond Fund
Mortgage-Backed Securities*	$—	$39,754,092	$—	$39,754,092
Short-Term Investments	22,864,527	—	—	22,864,527
Total Investments	$22,864,527	$39,754,092	$—	$62,618,619

*	See additional categories in the Schedule of Investments.

As of March 31, 2019, there were no Level 3 securities held by the Fund. There were no transfers to or from Level 3 during the period ended March 31, 2019.

FORWARD COMMITMENTS

The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (i.e., “when issued,” “delayed delivery,” “forward commitment,” or “TBA transaction”) consistent with the Fund’s ability to manage its investment portfolio. No interest will be earned by the Fund on such purchases until the securities are delivered, however the market value may change prior to delivery. When the Fund makes a commitment to purchase a security on a forward commitment basis, cash or liquid securities equal to the amount of such Fund’s commitments will be reserved for payment of the commitment.

The Fund may enter into TBA sale commitments to help manage portfolio duration, hedge its positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale (purchase) commitments are valued at the current market value of the underlying securities. The contract is adjusted to market value daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale (purchase) commitment is closed through the acquisition of an offsetting purchase (sale) commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered.

10

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2019 (Unaudited)

INVESTMENT TRANSACTIONS AND INCOME

Investment transactions are accounted for no later than one business day after trade date. For financial reporting purposes, investments are reported as of the trade date. The Fund determines the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recognized on the ex-dividend date.

EXPENSE ALLOCATIONS

Expenses directly attributable to a fund in the Trust are charged to that fund, while expenses that are attributable to more than one fund in the Trust are allocated among the applicable funds on a pro-rata basis to each adviser’s series of funds based on relative net assets or another reasonable basis.

DIVIDENDS AND DISTRIBUTIONS

The Fund intends to distribute substantially all of its net investment income as dividends to shareholders on a quarterly basis. The Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains at least once a year.

Distributions from net investment income and from net realized capital gain are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. treatment of certain dividend distributions, gains/losses, return of capital etc.), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Distributions to shareholders that exceed net investment income and net realized capital gains for tax purposes are reported as return of capital.

FEDERAL INCOME TAX INFORMATION

No provision is made for Federal income taxes as the Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and distribute substantially all of its net investment income and net realized capital gain in accordance with the Code.

As of March 31, 2019, the Fund did not have uncertain tax positions that would require financial statement recognition or disclosure based on an evaluation of all open tax years for all major tax jurisdictions. The Fund’s Federal tax returns for the tax years ended September 30, 2015, 2016, 2017 and 2018 remain subject to examination by the Internal Revenue Service. Interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Fund will be recorded as interest expense on the Statement of Operations.

Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

NEW AND AMENDED FINANCIAL REPORTING RULES AND FORMS

In August 2018, the SEC adopted amendments to certain disclosure requirements that have become duplicative, overlapping, or outdated in light of other SEC disclosure requirements, GAAP, or changes in the information environment. The amendments include, among other items, to require presentation of the total, rather than the components, of distributable earnings on the balance sheet, to require presentation of the total, rather than components, of distributions to shareholders, except for tax return of capital distributions and to delete the

11

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND
NOTES TO FINANCIAL STATEMENTS

March 31, 2019 (Unaudited)

requirement for disclosure of undistributed net investment income on the statement of changes in net assets. The amendments are intended to simplify and update the disclosure of information to investors. The amendments were effective on November 5, 2018. The adoption had no effect on the Fund’s net assets or results of operations.

B.	Fees and Transactions with Affiliates and Other Parties

River Canyon Fund Management LLC (the “Adviser” or “River Canyon”) serves as the investment adviser to the Fund. Under the terms of the Trust’s Investment Advisory Agreement (the “Agreement”) with the Adviser, the Fund paid the Adviser a fee computed and accrued daily and paid monthly at the annual rate of 0.65% of average daily net assets. Total fees incurred pursuant to the Agreement are reflected as “Investment advisory” fees on the Statement of Operations.

Foreside Financial Services, LLC (the “Distributor”), formerly BHIL Distributors, LLC, provides distribution services to the Fund pursuant to a distribution agreement with the Trust, on behalf of the Fund. Under its agreement with the Trust, the Distributor acts as an agent of the Trust in connection with the offering of the shares of the Fund on a continuous basis. The Adviser, at its own expense, pays the Distributor an annual $25,000 fee for these services and reimbursement for certain expenses incurred on behalf of the Fund.

The Northern Trust Company (“Northern Trust”) serves as the administrator, transfer agent, custodian and fund accounting agent for the Fund pursuant to written agreements between the Trust, on behalf of the Fund, and Northern Trust. The Fund agreed to pay Northern Trust a tiered basis-point fee based on the Fund’s daily net assets, subject to a minimum annual fee of $150,000 relating to these services, as well as other charges for additional service activities. Total fees paid to Northern Trust pursuant to these agreements are reflected as “Accounting and Administration” fees on the Statement of Operations. For the six months ended March 31, 2019, Northern Trust voluntarily waived expenses of $12,465.

Foreside Fund Officer Services, LLC (“Foreside”), formerly Foreside Management Services, LLC, provides compliance and financial control services for the Fund pursuant to a written agreement with the Trust, on behalf of the Fund, including providing certain officers to the Fund. The Fund pays Foreside an annual base fee, a basis-point fee based on the Fund’s daily net assets, subject to an overall annual minimum fee of $150,000 for these services, and reimburses for certain expenses incurred on behalf of the Fund. Total fees paid to Foreside pursuant to these agreements are reflected as “Regulatory and Compliance” fees on the Statement of Operations.

Certain officers and Trustees of the Trust are affiliated with Foreside, Northern Trust, or the Distributor and receive no compensation directly from the Fund for serving in their respective roles. The Trust pays each Independent Trustee compensation for their services based on an annual retainer of $120,000 and reimbursement for certain expenses. If there are more than six meetings in a year, additional meeting fees may apply. For the six months ended March 31, 2019, the aggregate Trustee compensation paid by the Trust was $180,000. The amount of total Trustee compensation and reimbursement of out-of-pocket expenses allocated from the Trust to the Fund is reflected as “Trustees” expenses on the Statement of Operations.

The Adviser has contractually agreed to waive fees or reimburse expenses to the extent necessary to limit total annual fund operating expenses (exclusive of brokerage costs, interest, taxes, dividends, expenses on short positions, litigation and indemnification expenses, expenses associated with investments in underlying investment companies and extraordinary expenses) to 0.65% of the average daily net assets of the Fund until January 28, 2020. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the year in which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, expenses associated with investments in underlying investment companies, brokerage costs, interest, taxes, dividends, expenses on short positions, litigation and indemnification expenses) to exceed the applicable expense limitation in effect at the time of repayment or the applicable expense limitation that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and reimburse expenses may be terminated by the Board at any time and will terminate automatically upon termination of the Agreement.

For the six months ended March 31, 2019, the Fund incurred advisory fees payable to River Canyon, expense waivers/reimbursements from River Canyon, and paid expense recoupments to River Canyon as follows:

12

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND
NOTES TO FINANCIAL STATEMENTS

March 31, 2019 (Unaudited)

Fund	Advisory Fee to River Canyon	Expenses Reduced by River Canyon	Advisory Fees Recouped by River Canyon
River Canyon Total Return Bond Fund	$103,027	$232,095	$—

For the:	Expiring	River Canyon Total Return Bond Fund
Year ended September 30, 2016	September 30, 2019	$300,047
Year ended September 30, 2017	September 30, 2020	365,211
Year ended September 30, 2018	September 30, 2021	472,932
Six months ended March 31, 2019	September 30, 2022	232,095
Balances of Recoverable Expenses to the Adviser		$1,370,285

C.	Investment Transactions

For the six months ended March 31, 2019, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Fund were as follows:

Cost of Purchases	Proceeds from Sales
$14,922,051	$2,913,939

D.	FEDERAL INCOME TAX

As of March 31, 2019, the cost, gross unrealized appreciation and gross unrealized depreciation on investments, for Federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
River Canyon Total Return Bond Fund	$61,567,641	$1,833,506	$(782,528)	$1,050,978

The tax character of distributions paid to shareholders during the latest tax years ended September 30, 2018 and September 30, 2017 for the Fund was as follows:

	Ordinary Income	Net Long Term Gains	Total Taxable Distributions	Tax Return of Capital	Total Distributions Paid
2018	$1,168,077	$—	$1,168,077	$—	$1,168,077
2017	1,370,339	—	1,370,339	—	1,370,339

As of the tax year ended September 30, 2018, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation	Total Accumulated Earnings
River Canyon Total Return Bond Fund	$52,784	$—	$52,784	$—	$(86,424)	$1,375,407	$1,341,767

At September 30, 2018, the latest tax year end, the Fund had $86,424 of capital loss carry-forwards available to offset future net capital gains.

13

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND
NOTES TO FINANCIAL STATEMENTS

March 31, 2019 (Unaudited)

E.	Concentration of Ownership

A significant portion of the Fund’s shares may be held in a limited number of shareholder accounts. To the extent that a shareholder or group of shareholders redeem a significant portion of the shares issued by the Fund, this could have a disruptive impact on the efficient implementation of the Fund’s investment strategy.

As of March 31, 2019, approximately 53% of the shares issued by the Fund were owned by the Adviser or Adviser-related shareholders.

14

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND
ADDITIONAL INFORMATION

March 31, 2019 (Unaudited)

A.	Security Allocation as of March 31, 2019

Market Exposure
Fixed Income Securities	% of Net Assets
Home Equity	41.8%
U.S. Government Agencies	38.0
Total	79.8%
Largest Fixed Income Security Positions
Issuer	% of Net Assets
Fannie Mae Pool TBA Maturity Date 4/19/49	6.2%
Securitized Asset Backed Receivables LLC Trust Series 2006-FR4 Maturity Date 8/25/36	6.2
Fannie Mae Pool TBA Maturity Date 4/19/49	6.2
Fannie Mae Pool TBA Maturity Date 4/19/49	6.0
Credit-Based Asset Servicing & Securitization LLC Series 2007-CB4 Maturity Date 4/25/37	5.4
Total	30.0%

B.	Expense Examples

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

The examples below are based on an investment of $1,000 invested at October 1, 2018 and held for the entire period through March 31, 2019.

The Actual Expense Example below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

The Hypothetical Expense Example below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Expense Ratio	Beginning Account Value 10/1/2018	Ending Account Value 3/31/2019	*Expenses Paid 10/1/18-3/31/19
Actual	0.65%	$1,000.00	$1,046.60	$3.32
Hypothetical	0.65%	$1,000.00	$1,021.69	$3.28

*	Expenses are calculated using the annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the most recent half fiscal year (182), and divided by the number of days in the current year (365).

15

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND
ADDITIONAL INFORMATION

March 31, 2019 (Unaudited)

C.	Board Approval of Investment Advisory Agreement

Section 15 of the Investment Company Act of 1940 (the “1940 Act”) requires that the Agreement between the Trust and River Canyon with respect to the Fund be approved by a majority of the Trustees, including a majority of the Trustees who are not “interested persons,” as that term is defined in the 1940 Act (“Independent Trustees”). It is the duty of the Board to request as much information as is reasonably necessary to evaluate the terms of the Agreement to determine whether the Agreement is fair to the Fund and its shareholders. The Board considered and approved the Agreement for the Fund at an in-person meeting held on December 12, 2018.

The Board requested, and the Adviser provided, both written and oral reports containing information and data related to the following: (i) the nature, extent, and quality of the services provided by the Adviser to the Fund; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services to be provided and the profits to be realized by the Adviser from its relationship with the Fund; (iv) the extent to which economies of scale will be realized as the Fund grows; and (v) whether the fee levels reflect these economies of scale to the benefit of the Fund’s shareholders.

The Board examined the nature, extent, and quality of the advisory services provided by the Adviser. The Board considered the terms of the Agreement, information and reports provided by the Adviser regarding its business, personnel and operations, and advisory services provided to the Fund. The Board reviewed the Adviser’s investment philosophy and portfolio construction processes, the Adviser’s compliance program, pending material litigation (if any), insurance coverage, business continuity program, and information security practices. The Board noted that, as set forth in the reports provided by the Adviser, there had been no material compliance issues or concerns raised or encountered since the last renewal of the Agreement and that there had been no material compliance issues in the past 36 months with respect to the Fund or any other fund managed by the Adviser. The Board then considered key risks associated with the Fund and ways in which those risks were mitigated. Taking into account the personnel involved in servicing the Fund, as well as the materials provided by the Adviser, the Board expressed satisfaction with the quality, extent, and nature of the services received from the Adviser.

The Board reviewed the investment performance for the Fund and examined the selected peer group and benchmark for the Fund. The Board reviewed the Fund’s performance compared to its peer group for one-year, three-year, and since-inception periods through September 30, 2018. The Board also reviewed the performance of other funds advised by the Adviser with similar investment mandates for one-year, three-year, and since inception periods through September 30, 2018. After considering the information presented to it, the Board expressed satisfaction with the performance of the Fund and the Adviser.

The Board reviewed the cost of services provided and the profits realized by the Adviser, including assertions related to compensation and profitability. The Board discussed the advisory fee paid by the Fund and the total operating expenses of the Fund. The Board noted that the Adviser received a management fee of 0.65% of average daily net assets of the Fund. The Board reviewed the investment advisory fees paid by the Fund in comparison to the investment advisory fees paid by the funds within the appropriate peer group, noting that the fees paid by the Fund were competitive with the fees paid by its peers. The Board then considered the expense cap in place for the Fund, noting that the Adviser had contractually agreed to waive fees and or reimburse expenses to limit total annual fund operating expenses to 0.65% of average daily net assets. After considering the comparative data provided by the Adviser, the Board concluded that the advisory fees and expense ratios were reasonable.

The Board examined the profitability of the Adviser’s relationship with the Fund and considered the information provided by the Adviser. Among other things, the Board considered the overall financial condition and profitability of the Adviser and representations made thereto and to overall importance of the Fund’s relationship to the Adviser’s business strategy. The Board concluded that, based on both the written and oral reports provided by the Adviser, the profit margin was reasonable given the Fund’s limited history of operations and asset size.

In considering the economies of scale for the Fund, the Board considered the marketing and distribution plans for the Fund, the Fund’s capacity, and the Fund’s breakeven point. The Board noted than other than the investment advisory fee, the Adviser a derived no other fees or monetary benefits from the Fund.

In its deliberations, the Board did not identify any particular factor or factors that were all-important or controlling; and each Trustee assigned different weights to various factors considered.

16

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND
ADDITIONAL INFORMATION

March 31, 2019 (Unaudited)

D.	Other Information

Investors may obtain a copy of the proxy voting policies and procedures by writing to the Trust in the name of the Fund c/o The Northern Trust Company, P.O. Box 4766, Chicago, Illinois 60680-4766 or by calling the Fund at 800-245-0371 (toll free) or 312-557-0164. Information about how the Fund voted proxies relating to portfolio securities for each 12 month period ending June 30 is available without charge, upon request, by calling the Trust at 800-245-0371 (toll free) or 312-557-0164 and on the U.S. Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

The Fund files a complete Schedule of Portfolio Holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge on the SEC’s website at www.sec.gov, or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

17

Investment Adviser

River Canyon Fund Management LLC
2000 Avenue of the Stars, 11th Floor
Los Angeles, California 90067

Custodian

The Northern Trust Company
50 South LaSalle Street
Chicago, Illinois 60603

Independent Registered
Public Accounting Firm

Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, Illinois 60606

Legal Counsel

Thompson Hine LLP

41 South High Street, Suite 1700
Columbus, Ohio 43215-6101

Distributor

Foreside Financial Services, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101

For Additional Information, call

800-245-0371 (toll free) or 312-557-0164

NTAM TREASURY ASSETS FUND

SEMI-ANNUAL REPORT

MARCH 31, 2019

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for the distribution to prospective investors unless preceded or accompanied by an effective prospectus.

ADVISERS INVESTMENT TRUST

NTAM TREASURY ASSETS FUND

March 31, 2019

ADVISERS INVESTMENT TRUST
NTAM TREASURY ASSETS FUND

SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

	Percentage of Net Assets	Principal Amount (000s)	Value (000s)
U.S. TREASURY OBLIGATIONS	70.4%
U.S. Treasury Bills	35.8%
1.95%, 4/2/19(a)		$206,000	$205,986
2.40%, 4/4/19(a)		262,500	262,446
2.41%, 4/4/19(a)		250,000	249,949
2.42%, 4/4/19(a)		750,000	749,846
1.95%, 4/16/19(a)		683,800	683,115
2.23%, 4/16/19(a)		1,000	999
2.22%, 4/25/19(a)		25,000	24,963
2.07%, 4/30/19(a)		206,450	206,065
2.22%, 5/21/19(a)		179,000	178,398
2.29%, 5/23/19(a)		35,000	34,882
2.38%, 5/23/19(a)		35,000	34,882
2.29%, 6/13/19(a)		50,000	49,756
2.47%, 1/2/20(a)		90,000	88,313
			2,769,600
U.S. Treasury Floating Rate Notes	19.9%
(Floating, U.S. Treasury 3M Bill MMY + 0.06%) 2.49%, 7/31/19(b)		575,000	575,204
(Floating, U.S. Treasury 3M Bill MMY + 0.00%) 2.43%, 1/31/20(b)		200,000	199,956
(Floating, U.S. Treasury 3M Bill MMY + 0.03%) 2.46%, 4/30/20(b)		559,000	558,932
(Floating, U.S. Treasury 3M Bill MMY + 0.04%) 2.47%, 7/31/20(b)		50,000	49,993
(Floating, U.S. Treasury 3M Bill MMY + 0.05%) 2.48%, 10/31/20(b)		153,300	153,213
			1,537,298
U.S. Treasury Notes	14.7%
1.63%, 4/30/19		102,500	102,442
3.13%, 5/15/19		12,000	12,011
1.50%, 5/31/19		11,300	11,284
0.75%, 7/15/19		200,000	198,938
1.38%, 7/31/19		189,250	188,479
1.63%, 7/31/19		100,000	99,673
1.00%, 10/15/19		94,500	93,668
1.50%, 10/31/19		148,000	146,925
1.75%, 11/30/19		100,000	99,477
1.38%, 1/15/20		51,600	51,133

See Notes to Financial Statements.

1

ADVISERS INVESTMENT TRUST
NTAM TREASURY ASSETS FUND

SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

	Percentage of Net Assets	Principal Amount (000s)	Value (000s)
1.25%, 1/31/20		$108,500	$107,347
3.63%, 2/15/20		30,000	30,255
			1,141,632
TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,448,530)			5,448,530
REPURCHASE AGREEMENTS	32.3%
Repurchase Agreements	32.3%
BNP Paribas S.A., dated 3/29/19, repurchase price $1,500,319, 2.55%, 4/1/19(c)		1,500,000	1,500,000
JPMorgan Securities LLC, dated 3/29/19, repurchase price $1,000,213, 2.55%, 4/1/19(d)		1,000,000	1,000,000
			2,500,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,500,000)			2,500,000
TOTAL INVESTMENTS
(Cost $7,948,530)	102.7%		7,948,530
NET OTHER ASSETS (LIABILITIES)	(2.7%)		(211,115)
NET ASSETS	100.0%		$7,737,415

(a)	Discount rate at the time of purchase.
(b)	Variable rate security. Rate as of March 31, 2019 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk and/or credit risk.
(c)	The nature and terms of the collateral received for the repurchase agreements are as follows:

BNP Paribas S.A.	Value (000s)	Coupon Rates	Maturity Dates
U.S. Treasury Bills	$2	0.00%	5/9/19 – 3/26/20
U.S. Treasury Bonds	$148,835	0.00% – 8.13%	8/15/19 – 2/15/49
U.S. Treasury Notes	$1,381,170	0.13% – 3.63%	4/15/19 – 7/15/26
Total	$1,530,007

(d)	The nature and terms of the collateral received for the repurchase agreements are as follows:

JPMorgan Securities LLC	Value (000s)	Coupon Rates	Maturity Dates
U.S. Treasury Notes	$1,020,000	2.25% – 2.50%	1/31/21 – 2/15/21

At March 31, 2019 the asset allocations for the NTAM Treasury Assets Fund were:

Asset Allocation (Unaudited)	% of Net Assets
U.S. Treasury Bills	35.8%
U.S. Treasury Floating Rate Notes	19.9
U.S. Treasury Notes	14.7
Repurchase Agreements	32.3
Total	102.7%

See Notes to Financial Statements.

2

ADVISERS INVESTMENT TRUST

STATEMENT OF ASSETS & LIABILITIES

March 31, 2019 (Unaudited)

Amounts in thousands	NTAM Treasury Assets Fund
Assets:
Investments, at value (Cost: $5,448,530)	$5,448,530
Repurchase agreements, cost equals fair value	2,500,000
Cash	574
Receivable for interest	11,198
Prepaid expenses	17
Total Assets	7,960,319
Liabilities:
Securities purchased payable	206,065
Distributions payable to shareholders	15,675
Investment advisory fees payable	527
Accounting and Administration fees payable	553
Regulatory and Compliance fees payable	31
Accrued expenses and other payable	53
Total Liabilities	222,904
Net Assets	$7,737,415
Net assets	$7,737,415
Shares of common stock outstanding	7,737,391
Net asset value per share	$1.00
Net Assets:
Paid in capital	$7,737,391
Distrubutable earnings	24
Net Assets	$7,737,415

See Notes to Financial Statements.

3

ADVISERS INVESTMENT TRUST

STATEMENT OF OPERATIONS

For the six months ended March 31, 2019 (Unaudited)

Amounts in thousands	NTAM Treasury Assets Fund
Investment Income:
Interest income	$93,449
Operating expenses:
Investment advisory	4,349
Accounting and Administration	526
Regulatory and Compliance	186
Trustees	24
Other	73
Total expenses	5,158
Expenses reduced by Adviser	(1,180)
Net expenses	3,978
Net investment income	89,471
Realized Gains from Investment Activities:
Net realized gains from investment transactions	19
Net realized gains from investment activities	19
Change in Net Assets Resulting from Operations	$89,490

See Notes to Financial Statements.

4

ADVISERS INVESTMENT TRUST

STATEMENTS OF CHANGES IN NET ASSETS
For the six months ended March 31, 2019 (Unaudited) and the period from April 4, 2018, commencement of operations, to September 30, 2018

	NTAM Treasury Assets Fund
Amounts in thousands	March 31, 2019(a)	September 30, 2018(b)
Increase (decrease) in net assets:
Operations:
Net investment income	$89,471	$66,865
Net realized gains from investment transactions	19	156
Change in net assets resulting from operations	89,490	67,021
Dividends paid to shareholders:
From distributable earnings	(89,622)	—
From net investment income	—	(66,865)
Total dividends paid to shareholders	(89,622)	(66,865)
Capital Transactions:
Proceeds from sale of shares	255,250	8,441,864
Value of shares issued to shareholders in reinvestment of dividends	86,614	54,202
Value of shares redeemed	(534,039)	(566,500)
Change in net assets from capital transactions	(192,175)	7,929,566
Change in net assets	(192,307)	7,929,722
Net assets:
Beginning of period	7,929,722	—
End of period	$7,737,415	$7,929,722
Share Transactions
Sold	255,250	8,441,864
Reinvested	86,614	54,202
Redeemed	(534,039)	(566,500)
Change	(192,175)	7,929,566

(a)	The Fund adopted the U.S. Securities and Exchange Commission (“SEC”) Disclosure Update and Simplification as stated in the notes to these financial statements.
(b)	For the period from April 4, 2018, commencement of operations, to September 30, 2018.

See Notes to Financial Statements.

5

ADVISERS INVESTMENT TRUST

FINANCIAL HIGHLIGHTS
For the six months ended March 31, 2019 (Unaudited) and for the period from April 4, 2018, commencement of operations, to September 30, 2018

	NTAM Treasury Assets Fund
	Six Months Ended March 31, 2019 (Unaudited)		Period Ended September 30, 2018(a)
Net asset value, beginning of period	$1.00		$1.00
Income (loss) from operations:
Net investment income	0.01		0.01
Net realized gains from investments	—		—
Total from investment operations	0.01		0.01
Less distributions paid:
From net investment income	(0.01)		(0.01)
From net realized gains on investments	(—	)(b)	—
Total distributions paid	(0.01)		(0.01)
Change in net asset value	—		—
Net asset value, end of period	$1.00		$1.00
Total return(c)	1.14%		0.88%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$7,737,415		$7,929,722
Ratio of net expenses to average net assets(d)	0.10%		0.10%
Ratio of net investment income to average net assets(d)	2.26%		1.81%
Ratio of gross expenses to average net assets(d), (e)	0.13%		0.13%

(a)	For the period from April 4, 2018, commencement of operations, to September 30, 2018.
(b)	Amount is less than $(0.005) per share.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	During the period shown, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

See Notes to Financial Statements.

6

ADVISERS INVESTMENT TRUST
NTAM TREASURY ASSETS FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 2019 (Unaudited)

Advisers Investment Trust (the “Trust”) is a Delaware statutory trust operating under a Second Amended and Restated Agreement and Declaration of Trust (the “Trust Agreement”) dated June 21, 2018. The Trust was formerly an Ohio business trust, which commenced operations on December 20, 2011. On March 31, 2017, The Trust was converted to a Delaware Statutory Trust. As an open-end registered investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2013-08, the Trust follows accounting and reporting guidance under FASB Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The Trust Agreement permits the Board of Trustees (the “Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest, at no par value, in separate series of the Trust. The NTAM Treasury Assets Fund (the “Fund”) is a series of the Trust, and commenced operations on April 4, 2018. Shares of the Fund are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Investments in the Fund may be made only by individuals or entities that were “accredited investors” within the meaning of Regulation D under the 1933 Act.

The Fund is a diversified fund. The investment objective of the Fund is to seek to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity.

The Fund operates as a “government money market fund” under Rule 2a-7 of the Investment CompanyAct of 1940, as amended (the “1940 Act”).

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust and Fund. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

A. Significant accounting policies are as follows:

INVESTMENT VALUATION

Investments are recorded at amortized cost, which approximates fair value. Under this method, investments purchased at a discount or premium are valued by accruing or amortizing the difference between the original purchase price and maturity value of the issue over the period to effective maturity. If amortized cost does not approximate fair value, such securities will be fair valued in good faith by the Fund’s Fair Value Committee in accordance with procedures established by and under the general supervision of the Trustees.

The following is a summary of the valuation inputs used as of March 31, 2019 in valuing Fund’s investments based upon the three fair value levels as follows:

●	Level 1 —quoted prices in active markets for identical assets

●	Level 2 —other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 —significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Amounts in thousands	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Investments held by the NTAM Treasury Assets Fund*	$—	$7,948,530	$—	$7,948,530

*	See additional categories in the Schedule of Investments.

7

ADVISERS INVESTMENT TRUST
NTAM TREASURY ASSETS FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 2019 (Unaudited)

As of March 31, 2019, there were no Level 1 or Level 3 securities held by the Fund. There were no transfers to or from Level 3 during the period ended March 31, 2019.

REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements under the terms of a master repurchase agreement by which they purchase securities for cash from a seller and agree to resell those securities to the same seller at a specific price within a specified time or with an indefinite life and a liquidity feature which allows the Fund to resell the security quarterly. The interest rate on such repurchase agreements resets daily. During the term of a repurchase agreement, the fair value of the underlying collateral, including accrued interest, is required to equal or exceed the fair value of the repurchase agreement. The Fund is subject to credit risk on repurchase agreements to the extent that the counterparty fails to perform under the agreement and the value of the collateral received falls below the agreed repurchase price. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of collateral by the Fund may be delayed or limited. The Fund has entered into such repurchase agreements at March 31, 2019, as reflected in the accompanying Schedule of Investments.

Amounts in thousands	Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Amounts of Assets Presented in Statements of Assets and Liablities	Financial Instruments*	Net Amount
BNP Paribas S.A	$1,500,000	$(1,500,000)	$—
JPMorgan Securities LLC	1,000,000	(1,000,000)	—
	$2,500,000	$(2,500,000)	—

*	Collateral received is reflected up to the fair value of the repurchase agreement.

INVESTMENT TRANSACTIONS AND INCOME

Investment transactions are accounted for no later than one business day after trade date. For financial reporting purposes, investments are reported as of the trade date. The Fund determines the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount.

EXPENSE ALLOCATIONS

Expenses directly attributable to a fund in the Trust are charged to that fund, while expenses that are attributable to more than one fund in the Trust are allocated among the applicable funds on a pro-rata basis to each adviser’s series of funds based on relative net assets or another reasonable basis.

DIVIDENDS AND DISTRIBUTIONS

Dividends from net income are declared daily and paid monthly by the Fund to its shareholders. Net income includes the interest accrued on the Fund’s assets less estimated expenses. The Fund’s net realized short-term capital gains, if any, are distributed at least annually.

Distributions from net investment income and from net realized capital gain are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. treatment of certain dividend distributions, gains/losses, return of capital etc.), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Distributions to shareholders that exceed net investment income and net realized capital gains for tax purposes are reported as return of capital.

8

ADVISERS INVESTMENT TRUST
NTAM TREASURY ASSETS FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 2019 (Unaudited)

FEDERAL INCOME TAX INFORMATION

No provision is made for Federal income taxes as the Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and distribute substantially all of its net investment income and net realized capital gain in accordance with the Code.

As of March 31, 2019, the Fund did not have uncertain tax positions that would require financial statement recognition or disclosure based on an evaluation of all open tax years for all major tax jurisdictions. The Fund’s Federal tax return for the tax year ended September 30, 2018 remains subject to examination by the Internal Revenue Service. Interest or penalties incurred, if any, on future unknown or uncertain tax positions taken by the Fund will be recorded as interest expense on the Statement of Operations.

Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

NEW AND AMENDED FINANCIAL REPORTING RULES AND FORMS

In August 2018, the SEC adopted amendments to certain disclosure requirements that have become duplicative, overlapping, or outdated in light of other SEC disclosure requirements, GAAP, or changes in the information environment. The amendments include, among other items, to require presentation of the total, rather than the components, of distributable earnings on the balance sheet, to require presentation of the total, rather than components, of distributions to shareholders, except for tax return of capital distributions and to delete the requirement for disclosure of undistributed net investment income on the statement of changes in net assets. The amendments are intended to simplify and update the disclosure of information to investors. The amendments were effective on November 5, 2018. The adoption had no effect on the Fund’s net assets or results of operations.

B. Fees and Transactions with Affiliates and Other Parties

The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement (the “Agreement”) with Northern Trust Investments, Inc. (the “Adviser” or “NTI”) to provide investment management services to the Fund. Total fees incurred pursuant to the Agreement are reflected as “Investment advisory” fees on the Statement of Operations. Under the terms of the Agreement, the Fund pays the Adviser a monthly fee based on the Fund’s daily net assets at the annualized rate of 0.11%.

Foreside Financial Services, LLC (the “Placement Agent”), provides private placement services to the Fund pursuant to a placement agent agreement with the Trust, on behalf of the Fund. Under its agreement with the Trust, the Placement Agent acts as an agent of the Trust in connection with the offering of the shares of the Fund on a private placement basis to eligible investors only. The Adviser, at its own expense, pays the Placement Agent an asset-based fee, which is calculated and billed monthly, for these services and reimbursement for certain expenses incurred on behalf of the Fund.

The Northern Trust Company (“Northern Trust”), an affiliate to NTI, serves as the administrator, transfer agent, custodian and fund accounting agent for the Fund pursuant to written agreements between the Trust, on behalf of the Fund, and Northern Trust. The Fund agreed to pay Northern Trust certain annual and transaction-based fees, a tiered basis-point fee based on the Fund’s daily net assets, and reimburse for certain expenses incurred on behalf of the Fund. Total fees paid to Northern Trust pursuant to these agreements are reflected as “Accounting and Administration” fees on the Statement of Operations.

9

ADVISERS INVESTMENT TRUST
NTAM TREASURY ASSETS FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 2019 (Unaudited)

Foreside Fund Officer Services, LLC (“Foreside”), formerly Foreside Management Services, LLC, provides compliance and financial control services for the Fund pursuant to a written agreement with the Trust, on behalf of the Fund, including providing certain officers to the Fund. The Fund pays Foreside an annual base fee, a basis-point fee based on the Fund’s daily net assets and reimburses for certain expenses incurred on behalf of the Fund. Total fees paid to Foreside pursuant to these agreements are reflected as “Regulatory and Compliance” fees on the Statement of Operations.

Certain officers and Trustees of the Trust are affiliated with Foreside, Northern Trust, or the Placement Agent and receive no compensation directly from the Fund for serving in their respective roles. The Trust pays each Independent Trustee compensation for their services based on an annual retainer of $120,000 and reimbursement for certain expenses. If there are more than six meetings in a year, additional meeting fees may apply. For the six months ended March 31, 2019, the aggregate Trustee compensation paid by the Trust was $180,000. The amount of total Trustee compensation and reimbursement of out-of-pocket expenses allocated from the Trust to the Fund is reflected as “Trustees” expenses on the Statement of Operations.

The Adviser has contractually agreed to waive fees or reimburse expenses to the extent necessary to limit total annual fund operating expenses (exclusive of the compensation paid to each Trustee, expenses associated with each Trustee’s attendance at Board of Trustees meetings and other Trust related travel, expenses of third party consultants engaged by the Board, membership dues paid to the Investment Company Institute, brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies and extraordinary expenses) to 0.10% of the average daily net assets of the Fund until January 28, 2020. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three fiscal years from the year in which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (exclusive of the compensation paid to each Trustee, expenses associated with each Trustee’s attendance at Board of Trustees meetings and other Trust related travel, expenses of third party consultants engaged by the Board, membership dues paid to the Investment Company Institute, brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies and extraordinary expenses) to exceed the applicable expense limitation in effect at the time of repayment or the applicable expense limitation that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and reimburse expenses may be terminated by the Board at any time and will terminate automatically upon termination of the Agreement.

For the period ended March 31, 2019, the Fund incurred advisory fees payable to NTI, expense waivers and/or reimbursements from NTI, and paid expense recoupments to NTI, as follows:

Amounts in thousands	Advisory Fee to NTI	Expenses Reduced by NTI	Advisory Fees Recouped by NTI
NTAM Treasury Assets Fund	$4,349	$1,180	$—

C. FEDERAL INCOME TAX

As of March 31, 2019, the cost, gross unrealized appreciation and gross unrealized depreciation on investments, for Federal income tax purposes, were as follows:

Amounts in thousands	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
NTAM Treasury Asset Fund	$7,948,530	$—	$—	$—

The tax character of distributions paid to shareholders during the latest tax period ended September 30, 2018 for the Fund was as follows:

Amounts in thousands	Ordinary Income	Net Long Term Gains	Total Taxable Distributions	Tax Return of Capital	Total Distributions Paid
NTAM Treasury Asset Fund	$54,202	$—	$54,202	$—	$54,202

10

ADVISERS INVESTMENT TRUST
NTAM TREASURY ASSETS FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 2019 (Unaudited)

As of the latest tax year ended September 30, 2018, the components of accumulated earnings on a tax basis were as follows:

Amounts in thousands	Undistributed Ordinary Income	Undistributed Long- Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation	Total Accumulated Earnings
NTAM Treasury Assets Fund	$12,866	$—	$—	$(12,663)	$—	$—	$203

11

ADVISERS INVESTMENT TRUST
NTAM TREASURY ASSETS FUND
ADDITIONAL INFORMATION
March 31, 2019 (Unaudited)

A. Expense Examples

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

The examples below are based on an investment of $1,000 invested at October 1, 2018 and held for the entire period through March 31, 2019.

The Actual Expense Example below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

The Hypothetical Expense Example below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Expense Ratio	Beginning Account Value 10/1/2018	Ending Account Value 3/31/2019	*Expenses Paid 10/1/18-3/31/19
Actual	0.10%	$1,000.00	$1,011.40	$0.50
Hypothetical	0.10%	$1,000.00	$1,024.43	$0.50

*	Expenses are calculated using the annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the most recent half fiscal year (182), and divided by the number of days in the current year (365).

B. Other Information

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by writing to the Fund at NTAM Treasury Assets Fund c/o The Northern Trust Company, P.O. Box 4766, Chicago, Illinois 60680-4766 or by calling the Fund at 855-351-4583 (toll free); and (ii) on the U.S. Securities and Exchange Commission’s (the “SEC”) website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, by calling the Fund at 855-351-4583 (toll free); and (ii) on the SEC’s website at www.sec.gov.

The Fund files a complete Schedule of Portfolio Holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge on the SEC’s website at www.sec.gov, or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

12

Investment Adviser

Northern Trust Investment, Inc.
50 South LaSalle Street
Chicago, Illinois 60603

Custodian

The Northern Trust Company
50 South LaSalle Street
Chicago, Illinois 60603

Independent Registered
Public Accounting Firm

Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, Illinois 60606

Legal Counsel

Thompson Hine LLP

41 South High Street, Suite 1700
Columbus, Ohio 43215-6101

Placement Agent
Forside Financial Services, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101

For Additional Information, call

855-351-4583 (toll free)

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers is included in the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable – only for annual reports.

(a)(2)	Certifications pursuant to Rule 30a-2(a) are filed herewith.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advisers Investment Trust

By:	/s/ Troy A. Sheets
Troy A. Sheets
Treasurer and Principal Financial Officer

Date:	May 31, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara J. Nelligan
Barbara J. Nelligan
President and Principal Executive Officer

Date:	May 31, 2019

By:	/s/ Troy A. Sheets
Troy A. Sheets
Treasurer and Principal Financial Officer

Date:	May 31, 2019